UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	Master Core Bond Enhanced Index
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

321 Henderson Receivables I LLC, Class A (a):
Series 2010-1A, 5.56%, 7/15/59	$695	$728,686
Series 2010-3A, 3.82%, 12/15/48	796	768,968
ARES CLO Funds, Series 2007-3RA, Class A2, 0.52%, 4/16/21 (a)(b)	1,517	1,403,615
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.35%, 8/15/14 (b)	1,810	1,810,018
Series 2008-A5, Class A5, 4.85%, 2/18/14	830	831,440
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.32%, 5/16/16 (b)	745	756,250
Series 2009-A17, Class A17, 4.90%, 11/15/18	450	481,261
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	405	402,988
Ford Credit Floorplan Master Owner Trust, Class A (b):
Series 2006-4, 0.47%, 6/15/13	355	354,512
Series 2010-1, 1.90%, 12/15/14 (a)	645	657,271
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.34%, 5/25/37 (b)	202	197,783
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.38%, 4/26/21	453	451,588
Series 2008-5, Class A3, 1.60%, 1/25/18	630	647,397
Series 2008-5, Class A4, 2.00%, 7/25/23	1,700	1,777,368
Series 2010-C, Class A1, 1.87%, 12/15/17 (a)	419	422,094
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	525	524,951
Series 2011-S1A, Class C, 2.01%, 8/15/16	640	639,977
Series 2011-WO, Class A2, 0.91%, 11/15/13	1,370	1,370,822
Santander Drive Auto Receivables Trust:
Series 2010-3, Class A2, 0.93%, 6/17/13	1,145	1,146,170
Series 2010-3, Class A3, 1.20%, 6/16/14	805	801,950

Asset-Backed Securities	Par (000)	Value

Santander Drive Auto Receivables Trust (concluded):
Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	$340	$343,595
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)	170	172,685
Series 2010-B, Class A2, 1.01%, 7/15/13 (a)	1,035	1,036,218
Scholar Funding Trust, Series 2011-A, Class A, 1.21%, 10/28/43 (a)(b)	600	584,160

Total Asset-Backed Securities – 9.3%		18,311,767

Corporate Bonds

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,555	1,599,544
5.38%, 1/15/20	35	37,566
4.38%, 2/15/21	425	423,450

		2,060,560

Capital Markets — 2.5%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,085,589
The Goldman Sachs Group, Inc.:
6.00%, 6/15/20	895	946,127
6.25%, 2/01/41	100	99,586
Morgan Stanley:
2.81%, 5/14/13 (b)	440	455,507
4.00%, 7/24/15	200	203,256
5.63%, 9/23/19	275	280,867
Nomura Holdings, Inc., 4.13%, 1/19/16	390	385,873
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	300	296,346
UBS AG:
2.25%, 8/12/13	960	969,294
4.88%, 8/04/20	285	287,363

		5,009,808

Chemicals — 0.3%
The Dow Chemical Co., 4.25%, 11/15/20	639	610,266

Commercial Banks — 3.7%
Bank One Corp., 5.90%, 11/15/11	152	156,876
Barclays Bank Plc, 6.05%, 12/04/17 (a)	445	463,633
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	1,250	1,251,597

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London InterBank Offered Rate
RB	Revenue Bonds

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	$430	$416,171
2.90%, 3/29/16	1,130	1,123,197
Eksportfinans ASA:
3.00%, 11/17/14	370	380,739
2.00%, 9/15/15	1,175	1,149,406
5.50%, 5/25/16	700	785,895
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	475	477,437
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)	650	642,294
Wells Fargo & Co., 3.68%, 6/15/16	479	481,831

		7,329,076

Diversified Financial Services — 2.5%
Bank of America Corp.:
4.75%, 8/01/15	435	454,173
5.88%, 1/05/21	325	339,358
Citigroup, Inc., 4.59%, 12/15/15	1,000	1,034,049
JPMorgan Chase Bank NA, 6.00%, 7/05/17	660	724,925
JPMorgan Chase & Co.:
6.63%, 3/15/12	329	347,203
0.94%, 2/26/13 (b)	325	327,171
3.45%, 3/01/16	825	822,054
Novus USA Trust, 1.56%, 11/18/11 (a)(b)	835	831,153

		4,880,086

Diversified Telecommunication Services — 0.6%
AT&T Inc., 6.40%, 5/15/38	355	362,445
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	764,963

		1,127,408

Electric Utilities — 0.3%
The Cleveland Electric Illuminating Co., 7.88%, 11/01/17	200	238,950
Florida Power & Light Co.:
5.63%, 4/01/34	45	46,216
5.95%, 2/01/38	100	107,618
Florida Power Corp., 6.40%, 6/15/38	225	252,756

		645,540

Energy Equipment & Services — 0.3%
Ensco Plc, 4.70%, 3/15/21	690	684,898

Food Products — 0.5%
Kraft Foods, Inc.:
6.50%, 8/11/17	325	370,615
6.50%, 11/01/31	325	357,077
6.50%, 2/09/40	165	176,234

		903,926

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 3.88%, 10/15/20	175	166,599

Corporate Bonds	Par (000)	Value

Household Durables — 0.1%
MDC Holdings, Inc., 5.63%, 2/01/20	$116	$114,603

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc., 5.15%, 12/01/20	774	767,909

Insurance — 3.3%
American International Group, Inc., 6.40%, 12/15/20	75	80,047
Genworth Financial, Inc., 7.63%, 9/24/21	125	125,400
Manulife Financial Corp., 3.40%, 9/17/15	380	381,243
MetLife, Inc.:
6.13%, 12/01/11	75	77,760
5.00%, 11/24/13	231	248,754
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,530,865
5.13%, 4/10/13 (d)	1,265	1,349,954
2.00%, 1/10/14	935	929,734
5.13%, 6/10/14	735	796,586
Prudential Financial, Inc., 4.75%, 9/17/15	825	878,411

		6,398,754

Media — 2.0%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	150	202,981
Comcast Corp.:
5.15%, 3/01/20	565	588,143
6.40%, 3/01/40	310	317,505
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	704,490
DIRECTV Holdings LLC:
3.50%, 3/01/16	775	776,683
5.88%, 10/01/19	227	245,426
4.60%, 2/15/21	18	17,548
Discovery Communications LLC, 3.70%, 6/01/15	270	278,926
News America, Inc.:
7.25%, 5/18/18	339	404,293
7.28%, 6/30/28	175	193,293
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	210	229,425

		3,958,713

Metals & Mining — 0.1%
Rio Tinto Finance USA Ltd., 3.50%, 11/02/20	242	225,592

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroluem Corp., 6.38%, 9/15/17	900	990,626
BP Capital Markets Plc:
3.13%, 3/10/12	940	960,659
4.50%, 10/01/20	600	595,414
Cenovus Energy, Inc., 6.75%, 11/15/39	80	89,359
El Paso Pipeline Partners Operating Co., LLC:
4.10%, 11/15/15	300	305,915

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
El Paso Pipeline Partners Operating Co., LLC (concluded):
6.50%, 4/01/20	$82	$90,170
Enterprise Products Operating LLC:
6.13%, 10/15/39	250	248,825
5.95%, 2/01/41	250	243,165
Kern River Funding Corp., 4.89%, 4/30/18 (a)	74	80,362
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)	187	188,938
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	214,488
6.50%, 9/15/37	280	309,658
Nexen, Inc.:
6.40%, 5/15/37	70	69,923
7.50%, 7/30/39	150	168,903
Petrobras International Finance Co.:
3.88%, 1/27/16	360	362,407
5.88%, 3/01/18	40	42,370
5.75%, 1/20/20	955	985,211
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	386,128
Southwestern Energy Co., 7.50%, 2/01/18	495	561,206
Valero Energy Corp., 6.63%, 6/15/37	25	25,199

		6,918,926

Paper & Forest Products — 0.4%
International Paper Co.:
7.95%, 6/15/18	400	481,230
7.30%, 11/15/39	205	229,346

		710,576

Specialty Retail — 0.5%
Best Buy Co., Inc., 5.50%, 3/15/21	875	858,560
Home Depot, Inc., 5.88%, 12/16/36	125	124,249

		982,809

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	740,437

Wireless Telecommunication Services — 1.4%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	910,437
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	573,110
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,277,493

		2,761,040

Total Corporate Bonds – 23.9%		46,997,526

Foreign Agency Obligations

Israel Government AID Bond, 5.50%, 9/18/23	1,020	1,143,957

Foreign Agency Obligations	Par (000)	Value

Japan Finance Corp., 2.00%, 6/24/11	$600	$601,898
Poland Government International Bond, 5.00%, 10/19/15	112	118,098
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	662	771,997
United Mexican States, Series A, 5.13%, 1/15/20	360	376,560

Total Foreign Agency Obligations – 1.5%		3,012,510

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.9%
Arkle Master Issuer Plc (a)(b):
Series 2010-1A, Class 2A, 1.43%, 5/17/60	820	818,260
Series 2010-2A, Class 1A1, 1.68%, 5/17/60	685	685,137
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	1	620
Holmes Master Issuer Plc (b):
Series 2007-2A, Class 3A1, 0.36%, 7/15/21	350	348,971
Series 2010-1A, Class A2, 1.70%, 10/15/54 (a)	820	822,175
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.43%, 11/25/36 (b)	1,508	869,006
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.09%, 5/25/47 (b)	315	219,614

		3,763,783

Commercial Mortgage-Backed Securities — 7.9%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 7/10/46	230	235,400
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	2,298	2,326,678
Series 2005-4, Class A5A, 4.93%, 7/10/45	1,161	1,228,233
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	70	72,084
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	594	601,468
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (a)	735	723,186
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	993	1,037,450
Series 2005-GG4, Class A4, 4.76%, 7/10/39	1,127	1,175,568

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (b)	$60	$57,905
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,138,448
Series 2003-ML1A, Class A2, 4.77%, 3/12/39	610	636,334
Series 2006-CB16, Class AJ, 5.62%, 5/12/45	150	139,270
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	1,399	1,537,260
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	770	819,309
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.10%, 6/15/38 (b)	155	164,745
Morgan Stanley Capital I:
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	695	717,718
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	145,881
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C27, Class A2, 5.62%, 7/15/45	540	543,208
Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	2,099,705

		15,399,850

Total Non-Agency Mortgage-Backed Securities – 9.8%		19,163,633

Preferred Securities

Capital Trusts

Capital Markets — 0.7%
Credit Suisse Guernsey Ltd., 5.86% (b)(e)	947	918,590
Goldman Sachs Capital II, 5.79% (b)(e)	392	338,100
Lehman Brothers Holdings Capital Trust VII, 5.86% (e)(f)(g)	85	9

		1,256,699

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90% (b)(e)	195	213,351

Total Preferred Securities – 0.8%		1,470,050

Taxable Municipal Bonds	Par (000)	Value

Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series PL:
6.64%, 4/01/57	$70	$66,569
7.06%, 4/01/57	80	74,553

Total Taxable Municipal Bonds – 0.1%		141,122

U.S. Government Sponsored Agency Securities

Agency Obligations — 9.1%
Fannie Mae:
5.25%, 8/01/12	1,145	1,211,103
5.13%, 1/02/14 (d)	1,770	1,931,314
1.63%, 10/26/15	4,415	4,295,989
2.38%, 4/11/16	2,600	2,591,784
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,244,414
Freddie Mac:
5.50%, 7/18/16	100	114,446
5.00%, 2/16/17	205	229,278
3.53%, 9/30/19	4,500	4,439,768
Tennessee Valley Authority:
5.25%, 9/15/39	950	996,352
Series E, 6.25%, 12/15/17	710	842,298

		17,896,746

Mortgage-Backed Securities — 44.5%
Fannie Mae Mortgage-Backed Securities:
2.81%, 11/01/35 (b)	1,894	1,989,773
3.50%, 4/01/26 (h)	2,100	2,105,250
4.00%, 4/01/26 - 4/15/41 (h)	12,900	12,822,942
4.50%, 4/15/26 - 5/15/41 (h)	23,400	23,804,564
5.00%, 1/01/23 - 5/15/41 (h)	8,510	8,941,651
5.50%, 2/01/35 - 12/01/39	13,082	14,044,334
6.00%, 2/01/13 - 5/15/41 (h)	6,122	6,666,085
8.00%, 9/01/15 - 8/01/31	24	29,037
9.50%, 7/01/17	11	13,312
10.00%, 10/01/18 - 5/01/22	5	5,677
10.50%, 12/01/16	1	1,197
Freddie Mac Mortgage-Backed Securities:
4.00%, 1/15/410 (h)	1,100	1,080,062
4.50%, 7/01/11 - 4/01/41 (h)	2,821	2,867,206
5.00%, 2/01/22 - 5/15/41 (h)	2,739	2,869,186
5.50%, 12/01/16 - 4/15/41 (h)	2,571	2,752,076
6.00%, 4/01/16 - 10/01/17	603	655,113
6.50%, 7/01/15 - 5/01/17	105	115,115
7.00%, 7/01/11 - 7/01/17	47	50,258
7.50%, 10/01/11 - 4/01/16	12	13,037
8.00%, 11/01/24 - 3/01/32	133	157,567
8.50%, 5/01/28 - 8/01/30	12	13,646
9.00%, 9/01/14	2	2,255
9.50%, 2/01/19	15	14,853
10.00%, 9/01/17	2	2,127

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
10.50%, 4/01/16	$4	$4,689
11.00%, 9/01/16	2	2,501
11.50%, 8/01/15	1	784
12.50%, 2/01/14	3	3,442
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,015	1,052,491
5.00%, 4/15/35 - 4/21/41	3,531	3,761,805
6.50%, 2/15/14 - 4/15/41 (h)	1,106	1,246,909
7.00%, 4/15/13	4	3,876
7.50%, 3/15/24 - 3/15/32	126	145,520
8.00%, 12/15/22 - 6/15/31	77	91,287
8.50%, 11/15/17 - 3/15/31	20	24,100
9.00%, 4/15/18 - 11/15/24	24	25,525

		87,379,252

Total U.S. Government Sponsored Agency Securities – 53.6%		105,275,998

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21 (i)	1,085	1,520,356
8.13%, 8/15/21	415	583,205
8.00%, 11/15/21	715	998,542
7.25%, 8/15/22	930	1,242,131
6.25%, 8/15/23	230	285,631
3.50%, 2/15/39	4,400	3,689,127
4.25%, 11/15/40	3,912	3,741,460
4.75%, 2/15/41	4,830	5,019,870
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41	1,243	1,312,941
U.S. Treasury Notes:
1.25%, 3/15/14	1,855	1,854,425
2.13%, 2/29/16	3,800	3,788,125
2.75%, 2/28/18	1,000	992,422

Total U.S. Treasury Obligations – 12.7%		25,028,235

Total Long-Term Investments (Cost – $217,872,483) – 111.7%	219,400,841

Short-Term Securities	Shares

Money Market Funds – 14.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (j)(k)	28,295,223	28,295,223

Short-Term Securities	Par (000)	Value

U.S. Treasury Obligations – 2.6%
U.S. Treasury Bills, 0.06%, 4/14/11 (l)	$5,095	$5,094,880

Total Short-Term Securities (Cost – $33,390,103) – 17.0%		33,390,103

Options Purchased	Notional Amount (000)

Over-the-Counter Call Options — 0.0%
Receive 1.00% of notional amount at expiration date if 30 year swap is below or at 4.305% and 5 year swap is above or at 2.38% based on ISDAFIX, Expires 6/23/11, Broker Goldman Sachs Bank USA	10,500	19,478

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 6/24/11, Broker Citibank NA	3,600	29,891
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,100	8,585

		38,476

Total Options Purchased (Cost – $58,688) – 0.0%		57,954

Total Investments Before TBA Sale Commitments (Cost – $251,321,274*) – 128.7%		252,848,898

TBA Sale Commitments (h)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.50%, 4/15/26 – 5/15/41	10,100	(10,278,326)
5.00%, 1/01/23 – 5/15/41	700	(743,641)
6.00%, 2/01/13 – 5/15/41	9,400	(10,052,125)
Freddie Mac Mortgage-Backed Securities, 5.50%, 12/01/16 – 4/15/41	300	(323,812)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 9/15/35	1,000	(1,031,406)
5.00%, 4/15/35 – 4/21/41	2,700	(2,863,266)

Total TBA Sale Commitments (Proceeds – $25,314,113) – (12.9)%		(25,292,576)

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series
(Percentages shown are based on Net Assets)

Value

Total Investments Net of TBA Sale Commitments – 115.8%	$227,556,322
Liabilities in Excess of Other Assets – (15.8)%	(30,968,366)

Net Assets – 100.0%	$196,587,956

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$251,333,514

Gross unrealized appreciation	$3,591,400
Gross unrealized depreciation	(2,076,016)

Net unrealized appreciation	$1,515,384

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$477,437	$3,468

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citigroup Global Markets, Inc.	$211,125	$6,547
Credit Suisse Securities LLC	$(3,957,031)	$(12,977)
Deutsche Bank Securities, Inc.	$4,459,986	$17,108
Goldman Sachs & Co.	$15,359,284	$11,112
Greenwich Capital Markets	$1,573,501	$13,251
JPMorgan Securities, Inc.	$7,663,453	$(1,516)
Morgan Stanley Capital Services, Inc.	$3,414,830	$27,010
Nomura Securities International, Inc.	$1,180,126	$5,860
UBS AG	$1,152,766	$3,438

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,735,032	22,560,191	28,295,223	$7,782

(k)	Represents the current yield as of report date.

(l)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

187	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$40,785,718	$3,657
81	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$9,473,368	(13,454)
65	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$7,754,731	(17,699)

Total					$(27,496)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

3	Long Term U.S. Treasury Note	Chicago Board of Trade	June 2011	$360,393	$(170)
27	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2011	$3,316,097	(20,090)

Total					$(20,260)

•	Credit default swaps on single-name issuer – buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

Best Buy Co., Inc.	1.00%	Citibank NA	6/20/16	$1,500	$4,921

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

1.23% (a)	3-month LIBOR	Citibank NA	5/07/12	$500	$(4,055)
3.04% (a)	3-month LIBOR	Deutsche Bank AG	12/03/12	$4,700	(2,396)
0.82% (a)	3-month LIBOR	Deutsche Bank AG	12/14/12	$9,300	(7,315)
0.94% (a)	3-month LIBOR	Deutsche Bank AG	12/20/12	$1,900	(4,953)
2.63% (a)	3-month LIBOR	Deutsche Bank AG	3/12/14	$9,000	(298,050)
2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/01/15	$5,000	(140,694)
2.10% (a)	3-month LIBOR	Citibank NA	10/26/15	$4,290	28,263
2.23% (a)	3-month LIBOR	Deutsche Bank AG	1/28/16	$2,000	10,965
2.17% (a)	3-month LIBOR	Credit Suisse International	2/02/16	$1,200	10,432
2.40% (a)	3-month LIBOR	Credit Suisse International	3/08/16	$400	(129)
3.41% (b)	3-month LIBOR	Deutsche Bank AG	3/18/21	$800	(9,738)
4.16% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/23/39	$1,100	20,737
3.70% (a)	3-month LIBOR	Citibank NA	11/03/40	$900	90,649

Total					$(306,284)

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]
Asset-Backed Securities	—	$13,788,242	$4,523,525	$18,311,767
Corporate Bonds	—	46,997,526	—	46,997,526
Foreign Agency Obligations	—	3,012,510	—	3,012,510
Non-Agency Mortgage Backed Securities	—	18,478,496	685,137	19,163,633
Preferred Securities	—	1,470,050	—	1,470,050
Taxable Municipal Bonds	—	141,122	—	141,122
U.S. Government Sponsored Agency Securities	—	105,275,998	—	105,275,998
U.S. Treasury Obligations	—	25,028,235	—	25,028,235
Short-Term Securities	$28,295,223	5,094,880	—	33,390,103
Liabilities:
Investments:
TBA Sale Commitments	—	(25,292,576)	—	(25,292,576)

Total	$28,295,223	$193,994,483	$5,208,662	$227,498,368

[1]	See above Schedule of Investments for values in each security type, excluding security types in Level 3 within the table.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$4,921	—	$4,921
Interest rate contracts	$3,657	199,522	$19,478	222,657
Liabilities:
Interest rate contracts	(51,413)	(467,330)	—	(518,743)

Total	$(47,756)	$(262,887)	$19,478	$(291,165)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable Inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total

Assets:
Balance, as of December 31, 2010	$1,826,586	$835,000	$684,041	$3,345,627
Accrued discounts/premiums	2,517	—	—	2,517
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/ depreciation[2]	(15,093)	—	1,096	(13,997)
Purchases	4,536,101	—	—	4,536,101
Sales	—	—	—	—
Transfers in3	—	—	—	—

Transfers out[3]	(1,826,586)	(835,000)	—	(2,661,586)

Balance, as of March 31, 2011	$4,523,525	$—	$685,137	$5,208,662

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $(13,997).

[3]	The Series’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate Contracts

Assets

Balance, as of December 31, 2010	—
Accrued discounts/ premium	—
Net realized gain (loss)	—
Net change in unrealized appreciation/ depreciation[4]	—
Purchases	$19,478
Issuances[5]	—
Sales	—
Settlements[6]	—
Transfers in3	—
Transfers out[3]	—

Balance, as of March 31, 2011	$19,478

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $0.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Series had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	9

Schedule of Investments March 31, 2011 (Unaudited)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.9%
AGL Energy Ltd.	6,532	$96,707
AMP Ltd.	10,830	60,895
Australia & New Zealand Banking Group Ltd.	63,624	1,566,115
BHP Billiton Ltd.	49,456	2,373,762
Bendigo and Adelaide Bank Ltd.	24,261	239,095
Boral Ltd.	10,061	51,983
Brambles Ltd.	1	7
CSL Ltd.	5,753	212,467
Caltex Australia Ltd.	1,699	27,413
Cochlear Ltd.	819	70,278
Commonwealth Bank of Australia Ltd.	21,743	1,178,082
Fairfax Media Ltd.	185,520	247,509
Foster’s Group Ltd.	1	6
General Property Trust	134,425	436,381
Goodman Fielder Ltd.	19,365	24,637
Insurance Australia Group Ltd.	29,086	108,018
Leighton Holdings Ltd.	214	6,525
Lend Lease Group	7,571	70,988
MacArthur Coal Ltd.	2,486	29,813
National Australia Bank Ltd.	29,949	800,459
OZ Mineral Ltd.	48,328	79,805
OneSteel Ltd.	108,317	273,155
Orica Ltd.	20,338	555,314
Origin Energy Ltd.	8,945	150,128
QBE Insurance Group Ltd.	50,193	918,084
Qantas Airways Ltd. (a)	15,138	34,122
Rio Tinto Ltd.	13,723	1,202,803
Santos Ltd.	18,622	299,418
Sonic Healthcare Ltd.	372	4,610
Stockland	3,124	11,984
Suncorp-Metway Ltd.	17,951	157,497
Tabcorp Holdings Ltd.	9,530	73,820
Telstra Corp. Ltd.	31,433	91,689
Transurban Group	1	6
Wesfarmers Ltd., Ordinary Shares	13,976	459,180
Wesfarmers Ltd., Partially Protected Shares	19,155	637,799
Westfield Group	23,192	223,954
Westfield Retail Trust	14,242	38,596
Westpac Banking Corp.	46,626	1,173,172
Woodside Petroleum Ltd.	5,661	274,064

		14,260,340

Austria — 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	1,002	50,600
Immoeast AG NPV (a)	1	—

Common Stocks	Shares	Value

Austria (concluded)
Immofinanz AG NPV (a)	16,123	$—
OMV AG	1,738	78,573
Telekom Austria AG	51,748	757,377
Vienna Insurance Group	560	32,043

		918,593

Belgium— 1.0%
Ageas	34,640	98,495
Anheuser-Busch InBev NV	21,946	1,251,181
Bekaert SA	316	35,995
Delhaize Group	39	3,177
Groupe Bruxelles Lambert SA	347	32,425
KBC Bancassurance Holding (a)	2,320	87,297
Nationale A Portefeuille	1	69
Solvay SA	1	118
Umicore SA	4,630	229,658

		1,738,415

Bermuda — 0.0%
SeaDrill Ltd.	1	36

China — 0.0%
Foxconn International Holdings Ltd. (a)	844	507

Denmark — 0.9%
A. P. Moller - Maersk A/S, Class A	82	752,097
A. P. Moller - Maersk A/S, Class B	10	93,850
Carlsberg A/S	4,200	451,641
Coloplast A/S, Class B	350	50,625
DSV A/S	64	1,576
Danisco A/S	671	84,586
Danske Bank A/S (a)	5,565	123,014
Novo-Nordisk A/S, Class B	91	11,428
Pandora A/S	920	46,951
Tryg A/S	380	22,313

		1,638,081

Finland — 0.8%
Elisa Corp.	2,150	47,359
Fortum Oyj (a)	6,860	232,907
Kesko Oyj, Class B (a)	904	42,252
Kone Oyj, Class B	400	23,005
Metso Oyj	18	966
Nokia Oyj	64,106	545,813
Orion Oyj (a)	1,279	31,016
Outokumpu Oyj	35	606
Sampo Oyj	4,150	132,163
Stora Enso Oyj, Class R	9,100	108,335
UPM-Kymmene Oyj (a)	8,100	171,263

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EAFE	Europe, Australasia and the Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
USD	U.S. Dollar

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Finland (concluded)
Wartsila Oyj	2,400	$93,548

		1,429,233

France — 9.0%
Air France-KLM (a)	18,714	311,947
Air Liquide	4,131	549,367
Alcatel SA (a)	1	6
Atos Origin SA (a)	914	53,600
BNP Paribas SA	487	35,602
Cap Gemini SA	14,516	842,844
Carrefour SA	9,657	426,644
Casino Guichard Perrachon SA	8,123	769,000
Christian Dior SA	1,498	211,024
Cie Generale d’Optique Essilor International SA	6,672	495,032
Ciments Francais	263	26,543
Compagnie Generale de Geophysique SA (a)	61	2,207
Compagnie Generale des Etablissements Michelin	1,136	95,820
Credit Agricole SA	21,558	353,720
Dassault Systemes SA	3,574	274,896
Edenred (a)	8,465	255,468
Eurazeo	408	31,932
Eutelsat Communications	1,214	48,436
Fonciere Des Regions	404	43,034
France Telecom SA	60	1,347
GDF Suez	14,657	597,735
Gecina SA	292	40,268
Groupe Danone	5,148	335,979
Hermes International	342	75,040
Imerys SA	5,225	383,228
L’Oreal SA	4,376	509,847
LVMH Moet Hennessy Louis Vuitton SA	2,664	421,814
Lafarge SA	314	19,572
Lagardere S.C.A.	16,766	715,034
Legrand Promesses	7,852	326,624
Natixis (a)	88,393	499,148
PagesJaunes Groupe SA	16,728	167,415
Peugeot SA (a)	4,847	191,221
Pinault-Printemps-Redoute	193	29,560
Publicis Groupe	342	19,167
Renault SA (a)	12,320	680,765
Safran SA	18,384	650,163
Sanofi-Aventis	16,619	1,164,569
Schneider Electric SA	2,225	380,011
Scor SE	1,300	35,442
Societe BIC SA	435	38,666
Technip SA	8,127	866,484
Total SA	30,083	1,833,063
Unibail-Rodamco SE	1,193	258,563
Vinci SA	6,147	383,772
Vivendi SA	22,128	631,253

		16,082,872

Germany — 7.5%
Adidas-Salomon AG	1,868	117,445
Allianz AG, Registered Shares	5,761	806,687
Axel Springer AG	224	36,205
BASF SE	10,546	910,278
Bayer AG	10,770	832,121
Bayerische Motoren Werke AG	12,185	1,011,644

Common Stocks	Shares	Value

Germany (concluded)
Bayerische Motoren Werke AG, Preference Shares	772	$43,665
Brenntag AG (a)	289	32,094
Celesio AG	15,721	383,996
Commerzbank AG (a)	18,038	140,059
Continental AG (a)	750	67,403
Daimler AG (a)	10,137	714,278
Deutsche Bank AG, Registered Shares	11,450	671,333
Deutsche Boerse AG	2,829	214,169
Deutsche Lufthansa AG (a)	1	21
Deutsche Telekom AG	30,733	475,389
E.ON AG	24,664	750,010
Fresenius AG	1,583	146,061
Fresenius Medical Care AG	1,029	69,033
Hannover Rueckversicherung AG, Registered Shares	909	49,629
Henkel KGaA	4,298	224,549
Henkel KGaA, Preference Shares	13,183	815,980
Infineon Technologies AG	56,938	580,837
Kabel Deutschland Holding AG (a)	519	27,351
Lanxess	818	61,308
MAN SE	1,061	132,013
Muenchener Rueckversicherungs AG, Registered Shares	2,528	397,678
Porsche Automobil Holding SE, Preference Shares	1,260	82,516
ProSieben SAT.1 Media AG, Preference Shares	623	18,192
Puma AG Rudolf Dassler Sport	1,192	349,601
Qiagen NV (a)	1,279	25,529
RWE AG	4,150	264,339
SAP AG	1	61
Salzgitter AG	1,063	83,693
Siemens AG	11,808	1,615,198
ThyssenKrupp AG	4,877	198,511
United Internet AG	1,858	33,391
Volkswagen AG	521	79,670
Volkswagen AG, Preference Shares	5,651	913,331
Wacker Chemie AG	633	141,800

		13,517,068

Greece — 0.4%
Alpha Bank AE (a)	1,030	6,606
Bank of Cyprus Public Co. Ltd.	12,860	46,531
EFG Eurobank Ergasias SA (a)	1	6
OPAP SA	7,185	153,458
Public Power Corp.	31,715	550,440

		757,041

Hong Kong — 2.8%
AIA Group Ltd. (a)	110,400	339,841
BOC Hong Kong Holdings Ltd.	88,503	288,541
CLP Holdings Ltd.	15,000	121,263
Cathay Pacific Airways Ltd.	16,000	38,325
Cheung Kong Holdings Ltd.	23,000	374,896
Esprit Holdings Ltd.	17,700	81,155
Hang Lung Group Ltd.	12,007	74,414
Hang Lung Properties Ltd.	15,000	65,790
Hang Seng Bank Ltd.	11,700	189,047
The Hong Kong & China Gas Ltd.	21,010	50,409
Hopewell Holdings Ltd.	321	964

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hong Kong (concluded)
Hutchison Whampoa Ltd.	22,000	$260,356
Kerry Properties Ltd.	11,500	57,525
Li & Fung Ltd.	42,000	214,788
Lifestyle International Holdings Ltd.	1	2
The Link Real Estate Investment Trust	34,000	106,455
MTR Corp.	500	1,850
Mongolia Energy Co. Ltd. (a)	1,352	273
New World Development Ltd.	40,000	70,525
Orient Overseas International Ltd.	159	1,664
Power Assets Holdings Ltd.	3,000	20,055
SJM Holdings Ltd.	11,000	19,247
Sun Hung Kai Properties Ltd.	61,000	965,997
Swire Pacific Ltd., Class A	53,000	776,251
Wharf Holdings Ltd.	125,262	862,780
Wheelock and Co., Ltd.	14,000	52,539
Wynn Macau Ltd.	1	3

		5,034,955

Ireland — 0.4%
Bank of Ireland (a)	1	—
CRH Plc	31,701	728,336
Ryanair Holdings Plc	139	659

		728,995

Israel — 0.5%
Israel Chemicals Ltd.	6,882	113,289
The Israel Corp. Ltd. (a)	14	16,757
Israel Discount Bank Ltd. (a)	1	2
Teva Pharmaceutical Industries Ltd.	16,182	812,834

		942,882

Italy — 1.8%
Assicurazioni Generali SpA	8,795	190,101
Banca Monte dei Paschi di Siena SpA (a)	1	1
Enel Green Power SpA (a)	82,504	228,938
Enel SpA	60,043	378,257
Eni SpA	31,302	768,070
Exor SpA	1,044	32,065
Fiat Industrial (a)	17,748	254,794
Fiat SpA	4,794	43,327
Italcementi SpA	9,870	100,743
Mediobanca SpA	822	8,396
Parmalat SpA	24,834	83,102
Saipem SpA	1,124	59,712
Telecom Italia SpA	30,178	46,378
Telecom Italia SpA, Non- Convertible Savings Shares	697,902	937,500
Terna SpA	16,707	79,908

		3,211,292

Japan — 18.6%
Advantest Corp.	100	1,800
Aeon Co., Ltd.	14,100	163,383
Aeon Credit Service Co., Ltd.	100	1,379
All Nippon Airways Co., Ltd.	11,000	32,813
Aozora Bank Ltd.	1,000	2,259
Asahi Breweries Ltd.	5,600	93,106
Asahi Kasei Corp.	3,000	20,205
Asics Corp.	2,000	26,793
Astellas Pharma, Inc.	6,700	248,120

Common Stocks	Shares	Value

Japan (continued)
The Bank of Yokohama Ltd.	23,000	$109,328
Benesse Holdings, Inc.	1,100	45,156
Bridgestone Corp.	100	2,091
Brother Industries Ltd.	3,002	44,079
Canon, Inc.	18,700	804,282
Canon Marketing Japan, Inc.	1,000	12,450
Casio Computer Co., Ltd.	100	791
Central Japan Railway Co.	13	103,053
The Chiba Bank Ltd.	14,000	78,470
Chubu Electric Power Co., Inc.	11,300	251,571
The Chugoku Bank Ltd.	9,000	102,118
Chugoku Electric Power Co.	3,300	61,035
Chuo Mitsui Trust Holdings, Inc.	40,000	141,706
Citizens Holding Co., Ltd.	130	749
Cosmo Oil Co., Ltd.	16,000	49,642
Credit Saison Co., Ltd.	100	1,614
Dai Nippon Printing Co., Ltd.	8,000	97,427
Dai-ichi Life Insurance Co.	488	735,928
Daicel Chemical Industries Ltd.	5,000	30,861
Daiichi Sankyo Co., Ltd.	10,040	193,835
Daikin Industries Ltd.	3,400	101,707
Dainippon Pharma Co., Ltd.	2,000	18,614
Daito Trust Construction Co., Ltd.	1,100	75,664
Daiwa Securities Group, Inc.	39,000	179,120
Dena Co., Ltd.	1	36
Denso Corp.	10,300	342,526
Dentsu, Inc.	2,427	62,733
Diamond Lease Co., Ltd.	10	401
East Japan Railway Co.	7,839	435,292
Eisai Co., Ltd.	2,500	89,733
Electric Power Development Co.	2,300	70,908
Fuji Electric Co., Ltd.	8,000	25,261
Fuji Media Holdings, Inc.	7	9,802
Fuji Photo Film Co., Ltd.	9,500	294,455
Fujitsu Ltd.	27,000	152,578
Fukuoka Financial Group, Inc.	5,454	22,672
The Gunma Bank Ltd.	6,000	31,819
Hino Motors Ltd.	4,000	19,574
The Hiroshima Bank Ltd.	7,000	30,387
Hitachi Chemical Co., Ltd.	5,600	114,069
Hitachi Construction Machinery Co., Ltd.	1,500	37,551
Hitachi Ltd.	67,000	348,774
Hitachi Metals Ltd.	474	5,977
Hokuhoku Financial Group, Inc.	28,000	54,581
Hokuriku Electric Power	502	11,374
Honda Motor Co., Ltd.	25,700	954,848
Hoya Corp.	7,800	178,003
IHI Corp.	1,000	2,437
ITOCHU Corp.	27,000	282,551
Inpex Corp.	47	355,583
Isetan Mitsukoshi Holdings Ltd.	100	901
Itochu Techno-Science Corp.	1,100	35,569
JFE Holdings, Inc.	24,745	724,522
JGC Corp.	3,000	70,009
JS Group Corp.	100	2,593
JSR Corp.	3,700	74,203
JX Holdings, Inc.	18,490	124,226
Japan Petroleum Explora	400	19,998
Japan Retail Fund Investment Corp.	1	1,568
Japan Tobacco, Inc.	75	271,154

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
KDDI Corp.	62	$383,326
The Kansai Electric Power Co., Inc.	10,500	228,789
Kao Corp.	9,800	244,530
Kawasaki Heavy Industries Ltd.	2,000	8,809
Keio Electric Railway Co., Ltd.	21,000	125,491
Keisei Electric Railway Co., Ltd.	5,000	28,645
Keyence Corp.	500	127,641
Kinden Corp.	9,000	82,173
Kirin Holdings Co., Ltd.	10,000	131,234
Kobe Steel Ltd.	7,000	18,124
Komatsu Ltd.	17,450	592,002
Konami Corp.	1,400	25,868
Konica Minolta Holdings, Inc.	7,000	58,828
Kubota Corp.	21,000	197,611
Kuraray Co., Ltd.	18,600	240,177
Kyocera Corp.	3,400	344,581
Kyushu Electric Power Co., Inc.	7,900	154,487
MS&AD Insurance Group Holdings, Inc.	12,350	281,822
Makita Corp.	1,700	79,078
Marubeni Corp.	14,250	102,412
Marui Group Co., Ltd.	3,800	24,568
Matsui Securities Co., Ltd.	1,400	7,616
McDonald’s Holdings Co. Japan Ltd.	1	24
Medipal Holdings Corp.	9,200	81,326
Minebea Co., Ltd.	5,000	27,595
Mitsubishi Chemical Holdings Corp.	36,000	226,765
Mitsubishi Corp.	19,700	546,250
Mitsubishi Electric Corp.	39,000	458,974
Mitsubishi Heavy Industries Ltd.	9,000	41,353
Mitsubishi Materials Corp.	100	339
Mitsubishi Motors Corp. (a)	1,006	1,235
Mitsubishi UFJ Financial Group, Inc.	308,812	1,422,900
Mitsui & Co., Ltd.	20,303	363,502
Mitsui Fudosan Co., Ltd.	6,000	98,631
Mitsui Mining & Smelting Co., Ltd.	18,000	62,598
Mitsumi Electric Co., Ltd.	1,200	15,984
Mizuho Financial Group, Inc.	635,673	1,048,918
Murata Manufacturing Co., Ltd.	200	14,463
NEC Corp. (a)	38,000	82,559
NGK Insulators Ltd.	1,000	17,869
NGK Spark Plug Co., Ltd.	3,000	41,012
NKSJ Holdings, Inc.	5,707	37,254
NOK Corp.	2,800	49,797
NSK Ltd.	7,000	60,386
NTT Data Corp.	18	55,581
NTT DoCoMo, Inc.	285	497,537
Namco Bandai Holdings, Inc.	2,800	30,503
Nikon Corp.	3,000	61,870
Nintendo Co., Ltd.	3,400	924,493
Nippon Electric Glass Co.	5,000	70,862
Nippon Express Co., Ltd.	12,000	46,032
Nippon Meat Packers, Inc.	4,000	50,449
Nippon Paper Group, Inc.	2,864	61,017
Nippon Steel Corp.	57,000	182,348
Nippon Telegraph & Telephone Corp.	9,866	440,664
The Nishi-Nippon City Bank Ltd.	35,000	100,555
Nissan Motor Co., Ltd.	47,900	425,497

Common Stocks	Shares	Value

Japan (continued)
Nisshin Steel Co., Ltd.	10,000	$21,477
Nomura Holdings, Inc.	66,200	342,187
OJI Paper Co., Ltd.	19,000	90,237
ORIX Corp.	1,560	146,224
Obayashi Corp.	17,000	75,389
Oracle Corp. Japan	100	4,168
Oriental Land Co., Ltd.	700	55,625
Osaka Gas Co., Ltd.	3,000	11,969
Panasonic Corp.	42,700	540,910
Rakuten, Inc.	110	98,688
Resona Holdings, Inc.	98,499	469,489
Ricoh Co., Ltd.	3,000	35,322
Rohm Co., Ltd.	300	18,850
Sankyo Co., Ltd.	800	40,974
Secom Co., Ltd.	3,500	162,743
Seiko Epson Corp.	100	1,604
Senshu Ikeda Holdings, Inc.	9,354	12,693
Seven & I Holdings Co., Ltd.	36	917
Seven Bank Ltd.	9	18,161
Sharp Corp.	24,000	238,082
Shikoku Electric Power Co., Inc.	4,200	114,310
Shimadzu Corp.	4,000	35,520
Shimamura Co., Ltd.	300	26,406
Shinsei Bank Ltd.	359,000	423,046
Shionogi & Co., Ltd.	4,000	68,242
Shiseido Co., Ltd.	9,000	155,891
The Shizuoka Bank Ltd.	21,000	173,750
Showa Denko KK	1,000	2,012
Showa Shell Sekiyu KK	7,800	81,359
Softbank Corp.	15,000	597,665
Sojitz Corp.	16,000	31,823
Sony Financial Holdings, Inc.	2,600	51,518
Square Enix Holdings Co., Ltd.	3	52
Stanley Electric Co., Ltd.	2,000	33,061
Sumitomo Chemical Co., Ltd.	7,000	34,973
Sumitomo Corp.	16,300	232,947
Sumitomo Electric Industries Ltd.	4,100	56,781
Sumitomo Metal Industries Ltd.	105,300	235,399
Sumitomo Metal Mining Co., Ltd.	8,000	137,527
Sumitomo Mitsui Financial Group, Inc.	9,147	283,788
Sumitomo Rubber Industries, Ltd.	100	1,018
The Sumitomo Trust & Banking Co., Ltd.	15,000	79,265
Suruga Bank Ltd.	64,000	568,479
Suzuken Co., Ltd.	1,000	26,364
Sysmex Corp.	2,600	91,952
T&D Holdings, Inc.	50	1,232
TDK Corp.	600	35,485
Takeda Pharmaceutical Co., Ltd.	24,100	1,124,401
Terumo Corp.	4,000	210,748
Tobu Railway Co., Ltd.	12,000	49,027
Tohoku Electric Power Co., Inc.	1,100	18,600
Tokio Marine Holdings, Inc.	14,233	380,013
The Tokyo Electric Power Co., Inc.	27,200	151,604
Tokyo Gas Co., Ltd.	33,000	150,526
Tokyo Steel Manufacturing Co., Ltd.	100	1,167
Tokyu Corp.	2,000	8,296
TonenGeneral Sekiyu KK	10,000	123,504
Toppan Printing Co., Ltd.	8,000	63,116
Toray Industries, Inc.	116,000	842,074

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Toshiba Corp.	76,000	$371,609
Tosoh Corp.	94,000	338,163
Toyo Seikan Kaisha Ltd.	100	1,637
Toyo Suisan Kaisha Ltd.	28,000	607,963
Toyoda Gosei Co., Ltd.	900	18,800
Toyota Boshoku Corp.	100	1,440
Toyota Motor Corp.	39,600	1,571,496
Trend Micro, Inc.	16,000	426,107
Tsumura & Co.	1,400	43,959
UNY Co., Ltd.	3,000	27,840
USS Co., Ltd.	10	778
Uni-Charm Corp.	500	18,201
Ushio, Inc.	1,500	29,337
Yahoo! Japan Corp.	474	169,268
Yamada Denki Co., Ltd.	1,210	81,315
Yamaguchi Financial Group, Inc.	19,000	175,965
Yamaha Corp.	2,400	27,263
Yamaha Motor Co., Ltd. (a)	100	1,741
Yamato Transport Co., Ltd.	5,475	84,882
Yaskawa Electric Corp.	7,000	82,973

		33,394,158

Kazakhstan — 0.1%
Eurasian Natural Resources Corp.	15,803	237,184

Luxembourg — 0.6%
APERAM	4,311	173,205
Tenaris SA	33,309	817,381

		990,586

Netherlands — 2.8%
ASML Holding NV (a)	8,183	363,886
Aegon NV (a)	22,465	168,214
Fugro NV	987	87,044
Heineken Holding NV	1,710	82,117
Heineken NV	17,372	948,624
ING Groep NV CVA (a)	106,695	1,354,366
Koninklijke Ahold NV	68,152	913,993
Koninklijke DSM NV	2,126	130,715
Koninklijke KPN NV	22,602	385,413
Koninklijke Philips Electronics NV (a)	10,204	326,864
Koninklijke Vopak NV	885	42,598
Randstad Holdings NV (a)	1,527	85,003
STMicroelectronics NV	17,577	218,026

		5,106,863

New Zealand — 0.3%
Auckland International Airport Ltd.	44	74
Fletcher Building Ltd.	23,103	164,711
Sky City Ltd.	1	2
Telecom Corp. of New Zealand Ltd.	219,241	337,023

		501,810

Norway — 1.1%
Aker Solutions ASA	2,475	56,896
DnB NOR ASA	10,970	168,201
Orkla ASA	11,659	112,938
Statoil ASA	41,874	1,159,737
Subsea 7 SA	4,060	102,475
Telenor ASA	12,500	205,727
Yara International ASA	2,875	145,635

		1,951,609

Common Stocks	Shares	Value

Portugal — 0.4%
Banco Espirito Santo SA, Registered Shares	1	$4
Galp Energia SGPS SA	3,731	79,736
Jeronimo Martins SGPS SA	3,629	58,275
Portugal Telecom SGPS SA, Registered Shares	51,290	592,979

		730,994

Singapore — 1.4%
CapitaMalls Asia Ltd.	21,082	29,765
Cosco Corp. (Singapore) Ltd.	1,000	1,624
Fraser and Neave Ltd.	15,000	71,525
Hutchison Port Holdings Trust (a)	2,200	2,178
Jardine Cycle & Carriage Ltd.	3,000	87,046
Keppel Corp. Ltd.	98,000	956,016
Neptune Orient Lines Ltd. (a)	144,000	221,357
Oversea-Chinese Banking Corp.	134	1,018
Sembcorp Marine Ltd.	1,000	4,636
Singapore Airlines Ltd.	64,466	699,213
Singapore Telecommunications Ltd.	97,726	233,992
UOL Group Ltd.	7,000	26,349
Wilmar International Ltd.	40,000	172,995
Yangzijiang Shipbuilding Holdings Ltd.	21,957	31,535

		2,539,249

Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	16,074	753,564
Acerinox SA	40,640	801,964
Amadeus IT Holding SA, Class A (a)	1,514	28,900
Banco de Sabadell SA	15,623	68,373
Banco Popular Espanol SA	1	6
Banco Santander SA	35,329	412,078
Bankinter SA	1	7
Corp. Mapfre SA	148,784	560,468
Criteria Caixacorp. SA	135,397	954,846
Ferrovial SA	208	2,607
Iberdrola Renovables	1	4
Iberdrola SA	66,156	575,275
Inditex SA	11,708	939,453
International Consolidated Airlines Group (a)	7,734	28,164
International Consolidated Airlines Group SA (a)	1	4
Promotora de Informaciones SA (a)	25,470	74,409
Repsol YPF SA	10,567	362,176
Telefonica SA	11,416	286,367

		5,848,665

Sweden — 3.3%
Assa Abloy AB, Series B	4,400	126,443
Atlas Copco AB, Class A	1,016	26,982
Atlas Copco AB, Class B	5,430	131,154
CDON Group AB (a)	676	3,663
Hexagon AB	850	20,282
Industrivarden AB	1,782	31,645
Investor AB	36,249	879,320
Kinnevik Investment AB	3,360	78,277
Modern Times Group AB	676	51,298
Nordea Bank AB	20,796	227,521
Ratos AB	2,733	107,963

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
SKB AB	5,593	$162,656
SSAB AB, Series A (a)	6,103	96,488
SSAB AB, Series B (a)	3,355	46,429
Sandvik AB	46,890	884,931
Scania AB	23,188	537,526
Securitas AB	3,124	37,169
Skandinaviska Enskilda Banken AB, Class A	17,282	154,035
Skanska AB, Class B	7,293	153,540
Svenska Cellulosa AB	8,537	137,379
Svenska Handelsbanken, Class A	980	32,143
Swedbank AB, A Shares	10,703	183,012
Swedish Match AB	3,469	115,170
Tele2 AB	5,100	117,785
Telefonaktiebolaget LM Ericsson	38,022	489,185
TeliaSonera AB	5	43
Volvo AB, B Shares (a)	59,874	1,052,471

		5,884,510

Switzerland — 7.3%
ABB Ltd.	29,082	698,345
Actelion Ltd. (a)	9	517
Adecco SA, Registered Shares	3,435	225,493
Baloise Holding AG	366	36,209
Compagnie Financiere Richemont SA	7,483	431,470
Credit Suisse Group AG	19,745	837,587
GAM Holdings Ltd. (a)	1,253	23,774
Geberit AG	104	22,622
Givaudan SA	24	24,135
Holcim Ltd.	1,328	99,811
Julius Baer Group Ltd.	887	38,401
Kuehne & Nagel International AG	769	107,505
Lonza Group AG, Registered Shares	710	59,444
Nestle SA, Registered Shares	54,197	3,103,596
Novartis AG, Registered Shares	28,769	1,557,869
Pargesa Holding SA	26	2,488
Roche Holding AG	10,472	1,495,038
SGS SA	19	33,787
Schindler Holding AG	726	87,246
Schindler Holding AG, Registered Shares	321	38,762
Sonova Holding AG	1,188	105,866
Straumann Holding AG, Registered Shares	775	198,865
The Swatch Group Ltd., Bearer Shares	397	175,180
The Swatch Group Ltd., Registered Shares	8,658	686,628
Swiss Life Holding	447	73,742
Swiss Reinsurance Co., Registered Shares	3,649	207,946
Synthes, Inc.	125	16,882
Transocean Ltd. (a)	3,667	286,387
UBS AG (a)	57,081	1,026,892
Zurich Financial Services AG	4,711	1,316,899

		13,019,386

United Kingdom — 19.2%
ARM Holdings Plc	18,666	173,207
Admiral Group Plc	6,688	166,613
Aggreko Plc	3,684	93,042

Common Stocks	Shares	Value

United Kingdom (continued)
Amec Plc	6,837	$130,760
Anglo American Plc	1,085	55,753
Associated British Foods Plc	8,144	129,590
AstraZeneca Plc	34,569	1,588,190
Aviva Plc	4,525	31,400
BAE Systems Plc	37,220	193,975
BHP Billiton Plc	3,699	146,448
BP Plc	285,964	2,101,001
BT Group Plc	324,378	963,858
Balfour Beatty Plc	1	6
Barclays Plc	179,391	805,457
British American Tobacco Plc	21,507	862,378
British Land Co. Plc	400	3,545
British Sky Broadcasting Plc	24,799	328,206
Burberry Group Plc	6,173	116,268
Cable & Wireless Worldwide	1	1
Cairn Energy Plc (a)	5,166	38,277
Capital & Counties Properties Plc	80,062	216,414
Capital Shopping Centers Group Plc	16,885	103,725
Carnival Plc	837	32,925
Centrica Plc	78,949	411,704
Cobham Plc	1	4
Compass Group Plc	26,859	241,431
Diageo Plc	24,170	459,430
EnQuest Plc (a)	172,991	378,459
Essar Energy Plc (a)	2,539	19,270
Experian Group Ltd.	70,065	867,469
Firstgroup Plc	21,733	113,634
G4S Plc	22,964	93,973
GlaxoSmithKline Plc	19,093	363,811
HSBC Holdings Plc	261,584	2,701,926
Home Retail Group	16,696	51,695
ITV Plc (a)	55,787	69,153
Imperial Tobacco Group Plc	2,200	67,884
Intercontinental Hotels Group Plc	3,611	73,999
International Power Plc	108,985	538,331
Intertek Group Plc	1,150	37,533
Invensys Plc	104,377	577,752
Investec Plc	25,039	191,532
J Sainsbury Plc	1	5
Johnson Matthey Plc	4,123	122,918
Kalahari Minerals Plc (a)	12,715	47,803
Kazakhmys Plc	24,939	556,955
Legal & General Group Plc	237,308	438,099
Lloyds TSB Group Plc (a)	992,114	921,874
Man Group Plc	25,454	100,299
National Grid Plc	51,485	489,784
Next Plc	19,892	631,176
Old Mutual Plc	81,089	176,659
Pearson Plc	43,893	775,424
Petrofac Ltd.	7,866	187,967
Rangold Resources Ltd. (a)	1,078	87,108
Reckitt Benckiser Plc	8,351	428,660
Rexam Plc	96,858	564,721
Rio Tinto Plc, Registered Shares	21,703	1,534,364
Royal & Sun Alliance Insurance Group	6,552	13,805
Royal Bank of Scotland Group Plc (a)	1	1
Royal Dutch Shell Plc	54,432	1,974,433

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Royal Dutch Shell Plc, Class B	36,876	$1,339,116
SABMiller Plc	13,558	479,803
Schroders Plc	2,986	83,187
Scottish & Southern Energy Plc	13,610	275,361
Serco Group Plc	72,602	649,871
Severn Trent Plc	34,014	796,741
Shire Ltd.	26,671	774,189
Smith & Nephew Plc	74,583	840,408
Standard Chartered Plc	60,361	1,565,696
Standard Life Plc	1	3
TUI Travel Plc	26,809	97,511
TalkTalk Telecom Group Plc	117,371	259,129
Tesco Plc	1	6
Vedanta Resources Plc	6,641	253,113
Vodafone Group Plc	344,236	981,006
WPP Plc	10,976	135,266
The Weir Group Plc	2,925	81,154
Whitbread Plc	3,687	97,512
William Morrison Supermarkets Plc	17,856	78,978
Wolseley Plc	18,247	614,266
Xstrata Plc	23,163	540,429

		34,534,829

Total Common Stocks – 91.9%		165,000,153

Corporate Bonds		Par (000)

Japan — 0.1%
Mitsubishi Corp., 0.85%, 6/17/11 (b)(c)	JPY	5,000	116,194

Total Corporate Bonds – 0.1%			116,194

Investment Companies	Shares

United States — 0.9%
iShares MSCI EAFE Index Fund (d)(e)	27,052	1,625,555

Total Investment Companies – 0.9%		1,625,555

Warrants (f)	Shares	Value

Italy — 0.0%
Unione Di Banche Italiane ScpA (Expires 6/30/11)	3,377	$4

Total Warrants – 0.0%		4

Total Long-Term Investments (Cost – $138,847,560) – 92.9%		166,741,906

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (d)(g)	2,388,784	2,388,784
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d)(g)	57,006	57,006

Total Short-Term Securities (Cost – $2,445,790) – 1.4%		2,445,790

Total Investments (Cost – $141,293,350*) – 94.3%	169,187,696
Other Assets Less Liabilities – 5.7%	10,236,460

Net Assets – 100.0%	$179,424,156

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$147,900,605

Gross unrealized appreciation	$24,161,207
Gross unrealized depreciation	(2,874,116)

Net unrealized appreciation	$21,287,091

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (continued)	Master Enhanced International Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	3,189,199	—	(800,415)[1]	2,388,784	$2,388,784	—	$1,464
BlackRock Liquidity Funds, TempFund, Institutional Class	—	57,006[2]	—	57,006	$57,006	—	$16
iShares MSCI EAFE Index Fund	27,052	—	—	27,052	$1,625,555	—	—

[1] Represents net shares sold.

[2] Represents net shares purchased.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

EUR	935,000	USD	1,209,133	Goldman Sachs Bank USA	4/13/11	$115,727
GBP	545,000	USD	848,532	Goldman Sachs Bank USA	4/13/11	25,670

Total						$141,397

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

13	OMXS30 Index	OMX Nordic Exchange Stockholm	April 2011	$223,738	$7,195
4	Amsterdam Index	LIFFE	June 2011	$401,172	7,378
9	CAC 40 10 Euro	LIFFE	June 2011	$484,878	10,263
4	DAX Index 25 Euro	Eurex	June 2011	$980,006	23,159
40	DJ Euro Stoxx 50	Eurex	June 2011	$1,582,870	29,336
29	FTSE 100 Index	LIFFE	June 2011	$2,668,934	68,640
10	FTSE/MIB Index	Borsa	June 2011	$1,525,977	(12,904)
12	SPI 200 Index	Sydney	June 2011	$1,437,276	72,357
27	TOPIX Index	Tokyo	June 2011	$2,940,921	(129,909)

Total					$75,515

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (concluded)	Master Enhanced International Series

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$38,596	$14,221,744	$—	$14,260,340
Austria	—	918,593	—	918,593
Belgium	—	1,738,415	—	1,738,415
Bermuda	—	36	—	36
China	—	507	—	507
Denmark	46,951	1,591,130	—	1,638,081
Finland	—	1,429,233	—	1,429,233
France	294,134	15,788,738	—	16,082,872
Germany	1,354,095	12,162,973	—	13,517,068
Greece	—	757,041	—	757,041
Hong Kong	20,055	5,014,900	—	5,034,955
Ireland	—	728,995	—	728,995
Israel	—	942,882	—	942,882
Italy	228,938	2,982,354	—	3,211,292
Japan	348,774	33,045,384	—	33,394,158
Kazakhstan	—	237,184	—	237,184
Luxembourg	173,205	817,381	—	990,586
Netherlands	—	5,106,863	—	5,106,863
New Zealand	—	501,810	—	501,810
Norway	—	1,951,609	—	1,951,609
Portugal	—	730,994	—	730,994
Singapore	2,178	2,537,071	—	2,539,249
Spain	781,736	5,066,929	—	5,848,665
Sweden	3,663	5,880,847	—	5,884,510
Switzerland	105,866	12,913,520	—	13,019,386
United Kingdom	563,891	33,970,938	—	34,534,829
Corporate Bonds:
Japan	—	116,194	—	116,194
Investment
Companies:
United States	1,625,555	—	—	1,625,555
Warrants:
Italy	4	—	—	4
Short-Term Securities	2,445,790	—	—	2,445,790

Total	$8,033,431	$161,154,265	$—	$169,187,696

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$141,397	—	$141,397
Interest rate contracts	$218,328	—	—	218,328
Liabilities:
Interest rate contracts	(142,813)	—	—	(142,813)

Total	$75,515	$141,397	—	$216,912

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	9

Schedule of Investments March 31, 2011 (Unaudited)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.4%
Honeywell International, Inc.	39,291	$2,346,066
Huntington Ingalls Industries, Inc. (a)	8,107	336,460
ITT Corp.	29,100	1,747,455
L-3 Communications Holdings, Inc.	12,600	986,706
Lockheed Martin Corp.	37,990	3,054,396
Northrop Grumman Corp.	48,645	3,050,528
Precision Castparts Corp.	6,100	897,798
Raytheon Co.	57,286	2,914,139
Rockwell Collins, Inc.	26,250	1,701,787
Textron, Inc.	135,200	3,703,128
United Technologies Corp.	91,925	7,781,451

		28,519,914

Air Freight & Logistics — 0.4%
Expeditors International Washington, Inc.	29,900	1,499,186
FedEx Corp.	1,700	159,035
United Parcel Service, Inc., Class B	40,000	2,972,800

		4,631,021

Airlines — 0.4%
Southwest Airlines Co.	334,300	4,222,209

Automobiles — 0.7%
Ford Motor Co. (a)	291,748	4,349,963
Harley-Davidson, Inc.	95,400	4,053,546

		8,403,509

Beverages — 2.7%
The Coca-Cola Co.	233,063	15,463,730
Coca-Cola Enterprises Inc.	11,700	319,410
Constellation Brands, Inc., Class A (a)	123,840	2,511,475
Dr. Pepper Snapple Group, Inc.	99,357	3,692,106
Molson Coors Brewing Co., Class B	24	1,125
PepsiCo, Inc.	151,150	9,735,572

		31,723,418

Biotechnology — 1.7%
Amgen, Inc. (a)(b)	162,960	8,710,212
Biogen Idec, Inc. (a)	77,010	5,651,764
Celgene Corp. (a)	7,594	436,883
Cephalon, Inc. (a)	42,900	3,250,962
Genzyme Corp. (a)	25,427	1,936,266

		19,986,087

Capital Markets — 2.6%
Ameriprise Financial, Inc.	22,200	1,355,976
The Bank of New York Mellon Corp.	65,634	1,960,488
Franklin Resources, Inc.	49,950	6,247,746
The Goldman Sachs Group, Inc.	66,430	10,527,162
Invesco Ltd.	164,000	4,191,840

Common Stocks	Shares	Value

Capital Markets (concluded)
Janus Capital Group, Inc.	16,400	$204,508
Legg Mason, Inc.	13,700	494,433
State Street Corp.	28	1,258
T. Rowe Price Group, Inc.	82,500	5,479,650

		30,463,061

Chemicals — 1.7%
Air Products & Chemicals, Inc.	16,668	1,503,120
Airgas, Inc.	7,500	498,150
CF Industries Holdings, Inc.	3,200	437,728
E.I. du Pont de Nemours & Co.	82,518	4,536,015
Eastman Chemical Co.	40,107	3,983,427
Ecolab, Inc.	99,410	5,071,898
Lubrizol Corp.	5,990	802,420
Monsanto Co.	20,000	1,445,200
Potash Corp. of Saskatchewan, Inc.	300	17,679
PPG Industries, Inc.	4,560	434,158
The Sherwin-Williams Co.	9,100	764,309
Sigma-Aldrich Corp.	10,566	672,420

		20,166,524

Commercial Banks — 2.6%
BB&T Corp.	25	686
Banco Santander Central Hispano SA - ADR	34	399
Fifth Third Bancorp	71,200	988,256
Huntington Bancshares, Inc.	77,200	512,608
KeyCorp	78,700	698,856
M&T Bank Corp.	10,648	942,029
Marshall & Ilsley Corp.	47,000	375,530
The PNC Financial Services Group, Inc. (c)	15,798	995,116
Royal Bank of Canada	5	310
SunTrust Banks, Inc.	138,100	3,982,804
U.S. Bancorp	148,954	3,936,854
Wells Fargo & Co.	571,832	18,127,074

		30,560,522

Commercial Services & Supplies — 0.8%
Cintas Corp.	147,300	4,458,771
Iron Mountain, Inc.	16,107	503,021
R.R. Donnelley & Sons Co.	183,900	3,479,388
Republic Services, Inc., Class A	21,896	657,756

		9,098,936

Communications Equipment — 1.9%
Cisco Systems, Inc.	408,698	7,009,171
F5 Networks, Inc. (a)	8,350	856,459
Harris Corp.	25,200	1,249,920
Juniper Networks, Inc. (a)	46,800	1,969,344

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment (concluded)
Motorola Mobility Holdings Inc. (a)	85,165	$2,078,026
Motorola Soultions Inc. (a)	37,357	1,669,491
QUALCOMM, Inc.	144,800	7,939,384

		22,771,795

Computers & Peripherals — 4.2%
Apple, Inc. (a)	86,760	30,231,522
EMC Corp. (a)	186,222	4,944,194
Hewlett-Packard Co.	214,128	8,772,824
Lexmark International, Inc., Class A (a)	7,000	259,280
NetApp, Inc. (a)	82,400	3,970,032
SanDisk Corp. (a)	21,000	967,890
Western Digital Corp. (a)	33,400	1,245,486

		50,391,228

Construction & Engineering — 0.4%
Fluor Corp.	63,000	4,640,580

Consumer Finance — 1.2%
American Express Co.	170,970	7,727,844
Capital One Financial Corp.	102,844	5,343,774
Discover Financial Services, Inc.	48,800	1,177,056

		14,248,674

Containers & Packaging — 0.1%
Ball Corp.	15,800	566,430
Sealed Air Corp.	14,600	389,236

		955,666

Distributors — 0.1%
Genuine Parts Co.	15,340	822,838

Diversified Consumer Services — 0.0%
Apollo Group, Inc., Class A (a)	400	16,684
H&R Block, Inc.	2,368	39,640

		56,324

Diversified Financial Services — 3.9%
Bank of America Corp. (b)	902,714	12,033,178
CME Group, Inc.	4,282	1,291,237
Citigroup, Inc. (a)	3,144,220	13,897,452
JPMorgan Chase & Co.	342,493	15,788,927
Moody’s Corp.	600	20,346
NYSE Euronext	97,700	3,436,109

		46,467,249

Diversified Telecommunication Services — 2.6%
AT&T Inc. (b)	536,761	16,424,886
CenturyLink, Inc.	5,762	239,411
Frontier Communications Corp.	154,414	1,269,283
Qwest Communications International, Inc.	407,100	2,780,493
Verizon Communications, Inc.	211,855	8,164,892
Windstream Corp.	197,303	2,539,290

		31,418,255

Electric Utilities — 0.9%
Duke Energy Corp.	43	781
Edison International	11,250	411,638
Entergy Corp.	12,610	847,518
Exelon Corp.	164,524	6,784,970

Common Stocks	Shares	Value

Electric Utilities (concluded)
The Southern Co.	73,900	$2,816,329

		10,861,236

Electrical Equipment — 1.2%
Babcock & Wilcox Co. (a)	77,894	2,600,102
Emerson Electric Co.	92,440	5,401,269
Rockwell Automation, Inc.	66,700	6,313,155

		14,314,526

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc.	133,240	2,722,093
L-1 Identity Solutions, Inc. (a)	36,300	427,614
Molex, Inc.	17,168	431,260

		3,580,967

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	21,746	1,596,809
FMC Technologies, Inc. (a)	16,060	1,517,349
Halliburton Co.	51,460	2,564,766
Helmerich & Payne, Inc.	25	1,717
Nabors Industries Ltd. (a)	25,503	774,781
National Oilwell Varco, Inc.	25,120	1,991,262
Noble Corp.	27,000	1,231,740
Precision Drilling Corp. (a)	36	488
Rowan Cos., Inc. (a)	11,300	499,234
Schlumberger Ltd.	119,592	11,153,150

		21,331,296

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	105,600	3,624,192
Costco Wholesale Corp.	71,930	5,273,908
The Kroger Co.	255,900	6,133,923
SYSCO Corp.	16,043	444,391
Safeway, Inc.	112,500	2,648,250
Wal-Mart Stores, Inc.	186,365	9,700,298
Walgreen Co.	73,500	2,950,290
Whole Foods Market, Inc.	4,100	270,190

		31,045,442

Food Products — 1.6%
Campbell Soup Co.	13,012	430,827
ConAgra Foods, Inc.	46,180	1,096,775
General Mills, Inc.	23,840	871,352
H.J. Heinz Co.	22,005	1,074,284
Hormel Foods Corp.	157,000	4,370,880
Kraft Foods, Inc.	177,181	5,556,396
Mead Johnson Nutrition Co.	19,880	1,151,648
Sara Lee Corp.	227,250	4,015,508
Tyson Foods, Inc., Class A	27,300	523,887

		19,091,557

Gas Utilities — 0.7%
Nicor, Inc.	70,125	3,765,713
Oneok, Inc.	61,300	4,099,744

		7,865,457

Health Care Equipment & Supplies — 1.9%
Alcon, Inc.	13,947	2,308,368
Baxter International, Inc.	61,100	3,285,347
Beckman Coulter, Inc.	29,414	2,443,421
Becton Dickinson & Co.	20,993	1,671,463

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Boston Scientific Corp. (a)	85,730	$616,399
C.R. Bard, Inc.	14,285	1,418,643
CareFusion Corp. (a)	8,977	253,151
Medtronic, Inc.	113,650	4,472,127
St. Jude Medical, Inc.	18,161	930,933
Stryker Corp.	37,781	2,297,085
Varian Medical Systems, Inc. (a)	47,300	3,199,372

		22,896,309

Health Care Providers & Services — 2.3%
Aetna, Inc.	69,800	2,612,614
AmerisourceBergen Corp.	8,400	332,304
Cardinal Health, Inc.	27,676	1,138,314
Cigna Corp.	24,300	1,076,004
Coventry Health Care, Inc. (a)	13,300	424,137
DaVita, Inc. (a)	3,930	336,054
Express Scripts, Inc. (a)	36,600	2,035,326
HCA Holdings, Inc. (a)	26,484	897,013
Humana, Inc. (a)	15,100	1,056,094
McKesson Corp.	31,371	2,479,877
Medco Health Solutions, Inc. (a)	81,632	4,584,453
UnitedHealth Group, Inc.	184,413	8,335,468
WellPoint, Inc.	35,211	2,457,376

		27,765,034

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	7	269
Darden Restaurants, Inc.	26,300	1,292,119
Marriott International, Inc., Class A	23,447	834,244
McDonald’s Corp.	17,187	1,307,759
Starbucks Corp.	67,435	2,491,723
Starwood Hotels & Resorts Worldwide, Inc.	17,100	993,852
Wyndham Worldwide Corp.	1,320	41,989
Wynn Resorts Ltd.	27,331	3,477,870
Yum! Brands, Inc.	12,950	665,371

		11,105,196

Household Durables — 0.5%
Fortune Brands, Inc.	35,940	2,224,327
Harman International Industries, Inc.	61,500	2,879,430
Leggett & Platt, Inc.	38,400	940,800
Stanley Black & Decker, Inc.	2,950	225,970
Whirlpool Corp.	1,900	162,184

		6,432,711

Household Products — 1.3%
Clorox Co.	828	58,018
Colgate-Palmolive Co.	444	35,858
Kimberly-Clark Corp.	5,000	326,350
The Procter & Gamble Co.	251,932	15,519,011

		15,939,237

IT Services — 2.5%
Cognizant Technology Solutions Corp. (a)	79,023	6,432,472
Computer Sciences Corp.	36,286	1,768,217
Fidelity National Information Services, Inc.	4	131
Fiserv, Inc. (a)	1,870	117,286

Common Stocks	Shares	Value

IT Services (concluded)
International Business Machines Corp.	111,957	$18,256,828
Paychex, Inc.	9,850	308,896
SAIC, Inc. (a)	52,870	894,561
Teradata Corp. (a)	25,906	1,313,434

		29,091,825

Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	74,100	963,300
NRG Energy, Inc. (a)	3,422	73,710

		1,037,010

Industrial Conglomerates — 2.2%
3M Co.	71,055	6,643,643
General Electric Co.	954,100	19,129,705

		25,773,348

Insurance — 3.8%
ACE Ltd.	31,660	2,048,402
Aflac, Inc.	108,000	5,700,240
The Allstate Corp.	44,300	1,407,854
American International Group, Inc. (a)	12,548	440,937
Aon Corp.	280	14,829
Assurant, Inc.	9,500	365,845
Berkshire Hathaway, Inc. (a)	138,780	11,606,171
CNA Surety Corp. (a)	33,767	852,954
Chubb Corp.	22,800	1,397,868
Cincinnati Financial Corp.	32,818	1,076,430
First American Financial Corp.	60,421	996,947
Genworth Financial, Inc., Class A (a)	10,800	145,368
Hartford Financial Services Group, Inc.	39,800	1,071,814
Lincoln National Corp.	129,200	3,881,168
Marsh & McLennan Cos., Inc.	33,850	1,009,069
MetLife, Inc.	79,650	3,562,744
Principal Financial Group, Inc.	13,800	443,118
The Progressive Corp.	59,400	1,255,122
Prudential Financial, Inc.	43,500	2,678,730
The Travelers Cos., Inc.	66,729	3,969,041
Unum Group	28,400	745,500
XL Group Plc	8,200	201,720

		44,871,871

Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	7,040	1,268,115
Expedia, Inc.	1,200	27,192
Netflix, Inc. (a)	4,600	1,091,718

		2,387,025

Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	34,700	1,318,600
eBay, Inc. (a)	204,605	6,350,939
Google, Inc., Class A (a)	22,591	13,243,070
Terremark Worldwide, Inc. (a)	76,997	1,462,943

		22,375,552

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	12,140	568,638
Mattel, Inc.	6,900	172,017

		740,655

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Life Sciences Tools & Services — 0.6%
Dionex Corp. (a)	21,084	$2,488,966
Life Technologies Corp. (a)	26,900	1,410,098
Thermo Fisher Scientific, Inc. (a)	47,135	2,618,349

		6,517,413

Machinery — 2.3%
Bucyrus International, Inc.	23,827	2,178,979
Caterpillar, Inc.	94,315	10,501,975
Cummins, Inc.	17,700	1,940,274
Danaher Corp.	46,110	2,393,109
Dover Corp.	11,700	769,158
Eaton Corp.	5,902	327,207
Illinois Tool Works, Inc.	66,253	3,559,111
Ingersoll-Rand Plc	31,300	1,512,103
PACCAR, Inc.	73,025	3,822,859
Parker Hannifin Corp.	3,000	284,040

		27,288,815

Media — 3.6%
CBS Corp., Class B	193,048	4,833,922
Cablevision Systems Corp., Class A	23,880	826,487
Comcast Corp., Class A	138,081	3,413,362
Comcast Corp., Special Class A	99,837	2,318,215
DIRECTV, Class A (a)	89,705	4,198,194
Discovery Communications, Inc., Class A (a)	41,835	1,669,217
Gannett Co., Inc.	21,300	324,399
Interpublic Group of Cos., Inc.	2,100	26,397
The McGraw-Hill Cos., Inc.	13,500	531,900
News Corp., Class A	164,900	2,895,644
Omnicom Group, Inc.	13,300	652,498
Time Warner Cable, Inc.	5,100	363,834
Time Warner, Inc.	222,608	7,947,106
Viacom, Inc., Class B	152,520	7,095,230
Walt Disney Co.	141,087	6,079,439

		43,175,844

Metals & Mining — 0.9%
Alcoa, Inc.	61,600	1,087,240
Cliffs Natural Resources, Inc.	6,550	643,734
Freeport-McMoRan Copper & Gold, Inc., Class B	91,616	5,089,269
Newmont Mining Corp.	35,500	1,937,590
Nucor Corp.	50,485	2,323,320

		11,081,153

Multi-Utilities — 1.6%
Ameren Corp.	176,800	4,962,776
DTE Energy Co.	40,407	1,978,327
Integrys Energy Group, Inc.	96,200	4,859,062
NiSource, Inc.	90,815	1,741,832
PG&E Corp.	15,100	667,118
TECO Energy, Inc.	246,900	4,631,844
Xcel Energy, Inc.	18,417	439,982

		19,280,941

Multiline Retail — 0.7%
Big Lots, Inc. (a)	6,800	295,324
Family Dollar Stores, Inc.	30,619	1,571,367
Kohl’s Corp.	15,700	832,728
Macy’s, Inc.	31,842	772,487
Nordstrom, Inc.	28,100	1,261,128
Target Corp.	73,492	3,675,335

		8,408,369

Common Stocks	Shares	Value

Office Electronics — 0.3%
Xerox Corp.	370,782	$3,948,828

Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	30	2,458
Apache Corp.	70,107	9,178,408
Chesapeake Energy Corp.	56,835	1,905,109
Chevron Corp.	221,897	23,838,395
ConocoPhillips	189,468	15,130,914
Consol Energy, Inc.	21,300	1,142,319
Devon Energy Corp.	33,890	3,110,085
EOG Resources, Inc.	27,710	3,283,912
EXCO Resources, Inc.	72,319	1,494,111
Exxon Mobil Corp.	505,819	42,554,552
Hess Corp.	18,175	1,548,692
Marathon Oil Corp.	51,418	2,741,094
Massey Energy Co.	9,200	628,912
Murphy Oil Corp.	17,100	1,255,482
Newfield Exploration Co. (a)	13,380	1,017,014
Noble Energy, Inc.	10,498	1,014,632
Occidental Petroleum Corp.	77,954	8,145,413
Peabody Energy Corp.	16,600	1,194,536
Pioneer Natural Resources Co.	35,100	3,577,392
QEP Resources, Inc.	44,899	1,820,205
Spectra Energy Corp.	69,987	1,902,247
Sunoco, Inc.	10,800	492,372
Tesoro Corp. (a)	12,800	343,424
Valero Energy Corp.	139,823	4,169,522
Williams Cos., Inc.	4,277	133,357

		131,624,557

Paper & Forest Products — 0.4%
International Paper Co.	136,700	4,125,606
MeadWestvaco Corp.	37,155	1,126,911

		5,252,517

Personal Products — 0.6%
Alberto-Culver Co.	53,364	1,988,876
The Estée Lauder Cos., Inc., Class A	54,400	5,241,984

		7,230,860

Pharmaceuticals — 4.8%
Abbott Laboratories	108,834	5,338,308
Allergan, Inc.	19,012	1,350,232
Bristol-Myers Squibb Co.	143,685	3,797,595
Forest Laboratories, Inc. (a)	153,700	4,964,510
Hospira, Inc. (a)	74,800	4,128,960
Johnson & Johnson	268,370	15,900,922
Merck & Co, Inc.	136,290	4,498,933
Mylan, Inc. (a)	62,300	1,412,341
Pfizer, Inc.	553,413	11,239,818
Watson Pharmaceuticals, Inc. (a)	69,100	3,870,291

		56,501,910

Real Estate Investment Trusts (REITs) — 1.1%
Apartment Investment &
Management Co., Class A	10,445	266,034
AvalonBay Communities, Inc.	8,312	998,105
Boston Properties, Inc.	15,866	1,504,890
Equity Residential	14,400	812,304
General Growth Properties Inc.	197,270	3,053,740
HCP, Inc.	50	1,897

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Health Care REIT, Inc.	14,097	$739,247
Host Marriott Corp.	8,815	155,232
Kimco Realty Corp.	159,638	2,927,761
ProLogis	15,841	253,139
Public Storage	2,854	316,537
Ventas, Inc.	26,425	1,434,877
Vornado Realty Trust	3,600	315,000

		12,778,763

Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (a)	18,272	1,290,734

Road & Rail — 0.3%
Union Pacific Corp.	36,200	3,559,546

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	12,595	495,991
Applied Materials, Inc.	24	375
Atheros Communications, Inc. (a)	84,608	3,777,747
Broadcom Corp., Class A	40,800	1,606,704
Intel Corp.	564,590	11,387,780
KLA-Tencor Corp.	18,900	895,293
Microchip Technology, Inc.	4,827	183,474
National Semiconductor Corp.	31,463	451,180
Novellus Systems, Inc. (a)	10,100	375,013
Nvidia Corp. (a)	23,000	424,580
Texas Instruments, Inc.	101,548	3,509,499
Xilinx, Inc.	18,900	619,920

		23,727,556

Software — 3.5%
Autodesk, Inc. (a)	20,400	899,844
BMC Software, Inc. (a)	1,900	94,506
CA, Inc.	7,100	171,678
Citrix Systems, Inc. (a)	10,100	741,946
Intuit, Inc. (a)	91,400	4,853,340
Microsoft Corp.	678,558	17,208,231
Novell, Inc. (a)	76,112	451,344
Oracle Corp.	366,000	12,213,420
Symantec Corp. (a)	248,000	4,597,920

		41,232,229

Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A	11,737	688,962
AutoZone, Inc. (a)	100	27,356
Bed Bath & Beyond, Inc. (a)	11,200	540,624
Best Buy Co., Inc.	113,600	3,262,592
The Gap, Inc.	10,534	238,700
Home Depot, Inc.	165,200	6,122,312
Limited Brands, Inc.	96,971	3,188,406
Lowe’s Cos., Inc.	109,600	2,896,728
Ross Stores, Inc.	64,340	4,575,861
Staples, Inc.	60,928	1,183,222
Tiffany & Co.	3,600	221,184
TJX Cos., Inc.	108,800	5,410,624

		28,356,571

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	17,600	915,904
Nike, Inc., Class B	56,097	4,246,543

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Polo Ralph Lauren Corp.	700	$86,555

		5,249,002

Tobacco — 1.0%
Altria Group, Inc.	33	859
Lorillard, Inc.	2,252	213,963
Philip Morris International, Inc.	169,800	11,143,974

		11,358,796

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	3,502	482,155

Wireless Telecommunication Services — 0.2%
American Tower Corp., Class A (a)	50,086	2,595,457

Total Common Stocks – 95.1%		1,128,996,080

Exchange Traded Fund

SPDR S&P 500 ETF Trust	81,447	10,792,542

Total Exchange Traded Fund – 0.9%		10,792,542

Warrants (d)

Automobiles — 0.2%
Ford Motor Co. (Expires 1/01/13)	281,054	1,793,124

Insurance — 0.0%
American International Group Inc. (Expires 1/19/21)	6,699	74,560

Total Warrants – 0.2%		1,867,684

Total Long-Term Investments (Cost – $894,824,680) – 96.2%		1,141,656,306

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14%, (c)(e)	46,652,796	46,652,796

Total Short-Term Securities (Cost – $46,652,796) – 3.9%		46,652,796

Total Investments (Cost – $941,477,476*) – 100.1%		1,188,309,102
Liabilities in Excess of Other Assets – (0.1)%		(798,837)

Net Assets – 100.0%		$1,187,510,265

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$980,875,317

Gross unrealized appreciation	$212,928,898
Gross unrealized depreciation	(5,495,113)

Net unrealized appreciation	$207,433,785

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Held at March 31, 2011	Value at March 31, 2011	Income

BlackRock
Liquidity Funds, TempCash, Institutional Class	44,756,970	1,895,826[1]	46,652,796	$46,652,796	$21,171
The PNC Financial Services Group, Inc.	15,798	—	15,798	$995,116	—

[1]	Represents net shares purchased.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

197	S&P 500 Index	Chicago Mercantile	June 2011	$64,087,321	$971,929

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$1,141,656,306	—	—	$1,141,656,306
Short-Term Securities	46,652,796	—	—	46,652,796

Total	$1,188,309,102	—	—	$1,188,309,102

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$971,929	—	—	$971,929

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments March 31, 2011 (Unaudited)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
AAR Corp. (a)	6,100	$169,092
AeroVironment, Inc. (a)	5,100	178,347
Ceradyne, Inc. (a)	11,500	518,420
Cubic Corp.	16,400	943,000
Curtiss-Wright Corp.	7,600	267,064
Esterline Technologies Corp. (a)	7,900	558,688
GenCorp, Inc. (a)	80,400	480,792
Moog, Inc., Class A (a)	9,625	441,884
National Presto Industries, Inc.	5,900	664,812
Orbital Sciences Corp. (a)	26,100	493,812
Teledyne Technologies, Inc. (a)	27,200	1,406,512
Triumph Group, Inc.	12,000	1,061,400

		7,183,823

Air Freight & Logistics — 0.6%
Forward Air Corp.	11,300	346,119
HUB Group, Inc., Class A (a)	29,700	1,074,843

		1,420,962

Airlines — 0.2%
AirTran Holdings, Inc. (a)	40,000	298,000
Allegiant Travel Co.	2,150	94,192
SkyWest, Inc.	9,900	167,508

		559,700

Auto Components — 0.5%
Drew Industries, Inc.	8,900	198,737
Spartan Motors, Inc.	9,400	64,484
Standard Motor Products, Inc.	9,000	124,470
Superior Industries International, Inc.	30,000	769,200

		1,156,891

Automobiles — 0.1%
Winnebago Industries, Inc. (a)	15,900	212,583

Biotechnology — 0.9%
Arqule, Inc. (a)	17,100	122,436
Celera Corp. (a)	25,000	202,750
Cubist Pharmaceuticals, Inc. (a)	26,700	673,908
Emergent Biosolutions, Inc. (a)	7,600	183,616
Regeneron Pharmaceuticals, Inc. (a)	24,870	1,117,658
Savient Pharmaceuticals, Inc. (a)	12,450	131,970

		2,432,338

Building Products — 1.2%
A.O. Smith Corp.	27,400	1,214,916
Aaon, Inc.	3,320	109,228
Apogee Enterprises, Inc.	12,000	158,280
Gibraltar Industries, Inc. (a)	14,000	167,020
Griffon Corp. (a)	21,616	283,818
NCI Building Systems, Inc. (a)	1,200	15,204
Quanex Building Products Corp.	19,875	390,146
Simpson Manufacturing Co., Inc.	16,500	486,090
Universal Forest Products, Inc.	7,600	278,540

		3,103,242

Capital Markets — 0.7%
Piper Jaffray Cos. (a)	17,000	704,310
SWS Group, Inc.	6,770	41,094
Stifel Financial Corp. (a)	14,300	1,026,597

		1,772,001

Common Stocks	Shares	Value

Chemicals — 1.3%
American Vanguard Corp.	6,800	$59,024
Arch Chemicals, Inc.	12,200	507,398
Calgon Carbon Corp. (a)	2,500	39,700
H.B. Fuller Co.	500	10,740
Lubrizol Corp.	1,600	214,336
OM Group, Inc. (a)	23,300	851,382
PolyOne Corp.	40,100	569,821
Quaker Chemical Corp.	5,300	212,901
STR Holdings, Inc. (a)	18,725	359,145
Stepan Co.	3,600	261,000
Zep, Inc.	10,000	174,100

		3,259,547

Commercial Banks — 4.1%
Boston Private Financial Holdings, Inc.	29,000	205,030
City Holding Co.	7,200	254,592
Columbia Banking System, Inc.	18,200	348,894
Community Bank System, Inc.	17,000	412,590
First Bancorp Pureto Rico (a)	6	30
First Commonwealth Financial Corp.	37,500	256,875
First Financial Bancorp	5,940	99,139
First Financial Bankshares, Inc.	9,600	493,152
First Midwest Bancorp, Inc.	8,100	95,499
Glacier Bancorp, Inc.	29,400	442,470
Hanmi Financial Corp. (a)	37,900	46,996
Independent Bank Corp./MA	5,100	137,751
NBT Bancorp, Inc.	13,500	307,665
Nara Bancorp, Inc. (a)	49,900	480,038
National Penn Bancshares, Inc.	10,700	82,818
Old National Bancorp	35,200	377,344
Pinnacle Financial Partners, Inc. (a)	14,900	246,446
PrivateBancorp, Inc.	24,450	373,840
Signature Bank (a)	18,700	1,054,680
Simmons First National Corp., Class A	11,500	311,535
Sterling Bancorp	4,700	47,047
Sterling Bancshares, Inc.	101,400	873,054
Susquehanna Bancshares, Inc.	36,600	342,210
Texas Capital Bancshares, Inc. (a)	16,500	428,835
Tompkins Trustco, Inc.	3,080	127,974
UMB Financial Corp.	14,500	541,647
Umpqua Holdings Corp.	48,500	554,840
United Bankshares, Inc.	15,700	416,364
Whitney Holding Corp.	27,200	370,464
Wilmington Trust Corp.	47,040	212,621
Wilshire Bancorp, Inc. (a)	22,000	107,800
Wintrust Financial Corp.	14,300	525,525

		10,575,765

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	21,700	550,963
Consolidated Graphics, Inc. (a)	11,000	600,930
G&K Services, Inc., Class A	22,200	738,150
The Geo Group, Inc. (a)	20,550	526,902
Healthcare Services Group, Inc.	30,150	530,037
Interface, Inc., Class A	32,800	606,472
Mobile Mini, Inc. (a)	4,700	112,894
SYKES Enterprises, Inc. (a)	18,900	373,653

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies (concluded)
Tetra Tech, Inc. (a)	11,600	$286,404
Unifirst Corp.	6,800	360,468
United Stationers, Inc.	17,800	1,264,690
Viad Corp.	7,200	172,368

		6,123,931

Communications Equipment — 2.6%
Arris Group, Inc. (a)	89,601	1,141,517
Bel Fuse, Inc.	5,400	118,854
Black Box Corp.	18,500	650,275
Blue Coat Systems, Inc. (a)	18,800	529,408
Comtech Telecommunications Corp.	26,530	721,086
DG FastChannel, Inc. (a)	23,000	741,060
Digi International, Inc. (a)	25,400	268,224
Harmonic, Inc. (a)	40,000	375,200
Motorola Mobility Holdings Inc. (a)	11,058	269,815
NETGEAR, Inc. (a)	26,500	859,660
Network Equipment Technologies, Inc. (a)	13,400	50,518
PC-Tel, Inc. (a)	13,000	99,710
Symmetricom, Inc. (a)	58,400	357,992
Tekelec (a)	11,400	92,568
Tollgrade Communications, Inc. (a)	8,100	81,648
Viasat, Inc. (a)	9,880	393,619

		6,751,154

Computers & Peripherals — 0.4%
Avid Technology, Inc. (a)	14,033	312,936
Hutchinson Technology, Inc. (a)	11,000	31,020
Intevac, Inc. (a)	7,700	95,711
Novatel Wireless, Inc. (a)	10,900	59,514
Stratasys, Inc. (a)	8,300	390,100
Super Micro Computer, Inc. (a)	3,275	52,531
Synaptics, Inc. (a)	4,400	118,888

		1,060,700

Construction & Engineering — 0.7%
Dycom Industries, Inc. (a)	18,890	327,553
EMCOR Group, Inc. (a)	39,800	1,232,606
Insituform Technologies, Inc.,
Class A (a)	5,000	133,750
Orion Marine Group, Inc. (a)	12,500	134,250

		1,828,159

Construction Materials — 0.2%
Eagle Materials, Inc.	13,800	417,588
Texas Industries, Inc.	4,400	199,012

		616,600

Consumer Finance — 1.3%
Cash America International, Inc.	25,900	1,192,695
Ezcorp, Inc. (a)	36,420	1,143,224
First Cash Financial Services,
Inc. (a)	2,800	108,080
World Acceptance Corp. (a)	13,300	867,160

		3,311,159

Containers & Packaging — 0.1%
Myers Industries, Inc.	16,340	162,256

Common Stocks	Shares	Value

Distributors — 0.2%
Pool Corp.	20,500	$494,255

Diversified Consumer Services — 1.3%
American Public Education, Inc. (a)	8,300	335,735
Capella Education Co. (a)	7,480	372,429
Coinstar, Inc. (a)	20,400	936,768
Corinthian Colleges, Inc. (a)	41,360	182,811
Hillenbrand, Inc.	52,150	1,121,225
Pre-Paid Legal Services, Inc. (a)	5,400	356,400
Universal Technical Institute, Inc.	7,500	145,875

		3,451,243

Diversified Financial Services — 0.3%
Interactive Brokers Group, Inc.,
Class A	16,800	266,952
Portfolio Recovery Associates,
Inc. (a)	7,190	612,085

		879,037

Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	2,750	102,273
Cbeyond Communications, Inc. (a)	14,400	168,048
Cincinnati Bell, Inc. (a)	82,600	221,368
Frontier Communications Corp.	26,082	214,394
Neutral Tandem, Inc. (a)	35,830	528,492

		1,234,575

Electric Utilities — 0.8%
Allete, Inc.	4,500	175,365
El Paso Electric Co. (a)	36,200	1,100,480
UIL Holdings Corp.	8,100	247,212
Unisource Energy Corp.	16,500	596,145

		2,119,202

Electrical Equipment — 1.4%
AZZ, Inc.	9,900	451,440
Babcock & Wilcox Co. (a)	17,806	594,364
Belden, Inc.	21,800	818,590
Brady Corp.	24,400	870,836
Encore Wire Corp.	8,500	206,890
II-VI, Inc. (a)	11,800	587,050
Powell Industries, Inc. (a)	4,100	161,704

		3,690,874

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc. (a)	9,300	53,382
Anixter International, Inc.	19,600	1,369,844
Benchmark Electronics, Inc. (a)	5,650	107,180
Brightpoint, Inc. (a)	31,930	346,121
CTS Corp.	41,400	447,120
Checkpoint Systems, Inc. (a)	34,800	782,304
Cognex Corp.	18,600	525,450
Daktronics, Inc.	37,700	405,275
Electro Scientific Industries, Inc. (a)	12,600	218,736
Faro Technologies, Inc. (a)	6,300	252,000
Gerber Scientific, Inc. (a)	11,500	107,640
Insight Enterprises, Inc. (a)	21,500	366,145
L-1 Identity Solutions, Inc. (a)	9,700	114,266
Littelfuse, Inc.	10,300	588,130
LoJack Corp. (a)	8,700	40,803

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic Equipment, Instruments & Components (concluded)
MTS Systems Corp.	7,100	$323,405
Mercury Computer Systems, Inc. (a)	8,300	175,628
Methode Electronics, Inc.	23,900	288,712
Newport Corp. (a)	32,500	579,475
OSI Systems, Inc. (a)	8,920	334,768
Park Electrochemical Corp.	7,800	251,550
Plexus Corp. (a)	17,200	603,032
Pulse Electronics Corp.	19,000	114,950
Radisys Corp. (a)	31,600	273,656
Rofin-Sinar Technologies, Inc. (a)	13,190	521,005
Rogers Corp. (a)	8,500	383,010
SYNNEX Corp. (a)	11,000	360,030
ScanSource, Inc. (a)	1,900	72,181
TTM Technologies, Inc. (a)	39,600	719,136

		10,724,934

Energy Equipment & Services — 4.0%
Basic Energy Services, Inc. (a)	24,100	614,791
Bristow Group, Inc. (a)	15,600	737,880
CARBO Ceramics, Inc.	4,500	635,040
Gulf Island Fabrication, Inc.	5,200	167,284
ION Geophysical Corp. (a)	71,030	901,371
Lufkin Industries, Inc.	21,100	1,972,217
Matrix Service Co. (a)	31,400	436,460
Oil States International, Inc. (a)	30,500	2,322,270
SEACOR Holdings, Inc.	14,700	1,359,162
Seahawk Drilling, Inc. (a)	5,600	34,328
Tetra Technologies, Inc. (a)	62,050	955,570

		10,136,373

Food & Staples Retailing — 0.8%
The Andersons, Inc.	7,200	350,784
Casey’s General Stores, Inc.	16,463	642,057
Nash Finch Co.	8,000	303,520
Spartan Stores, Inc.	10,500	155,295
United Natural Foods, Inc. (a)	10,600	475,092

		1,926,748

Food Products — 1.7%
Cal-Maine Foods, Inc.	20,500	604,750
Darling International, Inc. (a)	78,874	1,212,293
Diamond Foods, Inc.	6,500	362,700
Hain Celestial Group, Inc. (a)	5,900	190,452
Sanderson Farms, Inc.	20,600	945,952
Seneca Foods Corp. (a)	4,000	119,480
Snyders-Lance, Inc.	19,300	383,105
TreeHouse Foods, Inc. (a)	7,600	432,212

		4,250,944

Gas Utilities — 2.2%
The Laclede Group, Inc.	10,300	392,430
New Jersey Resources Corp.	29,650	1,273,467
Northwest Natural Gas Co.	11,000	507,430
Piedmont Natural Gas Co.	49,700	1,508,395
South Jersey Industries, Inc.	12,700	710,819
Southwest Gas Corp.	33,600	1,309,392

		5,701,933

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 2.8%
Abaxis, Inc. (a)	8,500	$245,140
Alcon, Inc.	3,132	518,377
Align Technology, Inc. (a)(b)	47,800	978,944
American Medical Systems Holdings, Inc. (a)	38,100	824,484
Beckman Coulter, Inc.	7,478	621,198
CONMED Corp. (a)	13,200	346,896
Greatbatch, Inc. (a)	18,400	486,864
Haemonetics Corp. (a)	5,300	347,362
ICU Medical, Inc. (a)	5,900	258,302
Integra LifeSciences Holdings Corp. (a)	100	4,742
Invacare Corp.	28,700	893,144
Kensey Nash Corp. (a)	4,000	99,640
Meridian Bioscience, Inc.	1,515	36,345
Merit Medical Systems, Inc. (a)	9,900	194,238
Neogen Corp. (a)	9,100	376,558
Palomar Medical Technologies,
Inc. (a)	6,500	96,525
SurModics, Inc. (a)	8,100	101,250
Symmetry Medical, Inc. (a)	11,900	116,620
West Pharmaceutical Services, Inc.	14,000	626,780

		7,173,409

Health Care Providers & Services — 5.4%
AMERIGROUP Corp. (a)	31,900	2,049,575
AMN Healthcare Services, Inc. (a)	18,000	155,880
Air Methods Corp. (a)	11,300	759,925
Almost Family, Inc. (a)	2,950	111,038
Amedisys, Inc. (a)	3,200	112,000
Amsurg Corp. (a)	35,900	913,296
Catalyst Health Solutions, Inc. (a)	18,900	1,057,077
Centene Corp. (a)	37,100	1,223,558
Chemed Corp.	3,400	226,474
Corvel Corp. (a)	3,500	186,130
Cross Country Healthcare, Inc. (a)	14,400	112,752
The Ensign Group, Inc.	5,360	171,145
Gentiva Health Services, Inc. (a)	28,900	810,067
HMS Holdings Corp. (a)	7,100	581,135
HealthSpring, Inc. (a)	26,570	992,921
Healthways, Inc. (a)	11,700	179,829
IPC The Hospitalist Co., Inc. (a)	30	1,362
LHC Group, Inc. (a)	5,800	174,000
Landauer, Inc.	3,600	221,472
MWI Veterinary Supply, Inc. (a)	12,000	968,160
Magellan Health Services, Inc. (a)	25,240	1,238,779
Molina Healthcare, Inc. (a)	11,840	473,600
PSS World Medical, Inc. (a)	27,495	746,489
PharMerica Corp. (a)	26,500	303,160
RehabCare Group, Inc. (a)	2,300	84,801

		13,854,625

Health Care Technology — 0.5%
Computer Programs & Systems, Inc.	5,070	325,900
Omnicell, Inc. (a)	15,300	233,172
Quality Systems, Inc.	8,700	725,058

		1,284,130

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc. (a)	6,020	$236,766
Biglari Holdings, Inc. (a)	565	239,306
Buffalo Wild Wings, Inc. (a)	700	38,101
CEC Entertainment, Inc.	21,200	799,876
California Pizza Kitchen, Inc. (a)	26,880	453,734
Cracker Barrel Old Country Store, Inc.	8,200	402,948
DineEquity, Inc. (a)	1,700	93,466
Interval Leisure Group, Inc. (a)	18,800	307,380
Jack in the Box, Inc. (a)	21,600	489,888
P.F. Chang’s China Bistro, Inc.	8,410	388,458
Papa John’s International, Inc. (a)	25,700	813,919
Peet’s Coffee & Tea, Inc. (a)	4,900	235,641
Pinnacle Entertainment, Inc. (a)	4,200	57,204
Ruby Tuesday, Inc. (a)	50,600	663,366
Ruth’s Hospitality Group, Inc. (a)	6,600	34,056
Shuffle Master, Inc. (a)	24,900	265,932
Texas Roadhouse, Inc., Class A	18,330	311,427

		5,831,468

Household Durables — 0.7%
Blyth, Inc.	2,890	93,896
Helen of Troy Ltd. (a)	19,800	582,120
Kid Brands, Inc. (a)	10,100	74,235
M/I Homes, Inc. (a)	22,200	332,778
Meritage Homes Corp. (a)	14,600	352,298
Standard-Pacific Corp. (a)	37,400	139,502
Universal Electronics, Inc. (a)	5,100	150,756

		1,725,585

Household Products — 0.2%
Central Garden & Pet Co.,
Class A (a)	29,850	274,919
WD-40 Co.	6,200	262,508

		537,427

IT Services — 2.1%
CACI International, Inc., Class A (a)	22,800	1,398,096
CSG Systems International, Inc. (a)	36,500	727,810
Ciber, Inc. (a)	32,400	217,080
Forrester Research, Inc.	6,800	260,372
Heartland Payment Systems, Inc.	20,400	357,612
Integral Systems, Inc. (a)	8,000	97,360
MAXIMUS, Inc.	8,100	657,477
NCI, Inc., Class A (a)	3,700	90,169
TeleTech Holdings, Inc. (a)	11,200	217,056
Wright Express Corp. (a)	27,000	1,399,680

		5,422,712

Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	397,845
Tredegar Corp.	10,600	228,748

		626,593

Insurance — 3.2%
Amerisafe, Inc. (a)	8,500	187,935
CNA Surety Corp. (a)	9,030	228,098
Delphi Financial Group, Inc., Class A (b)	41,130	1,263,102
eHealth, Inc. (a)	13,200	175,560
Employers Holdings, Inc.	21,900	452,454
First American Financial Corp.	14,152	233,508
Horace Mann Educators Corp.	39,600	665,280

Common Stocks	Shares	Value

Insurance (concluded)
Infinity Property & Casualty Corp.	6,400	$380,736
National Financial Partners Corp. (a)	40,600	598,850
Presidential Life Corp.	9,900	94,347
Primerica, Inc.	26,377	672,877
ProAssurance Corp. (a)	21,700	1,375,129
Safety Insurance Group, Inc.	16,573	764,181
Selective Insurance Group, Inc.	182	3,149
Stewart Information Services Corp.	8,500	89,080
Tower Group, Inc.	37,210	894,156

		8,078,442

Internet & Catalog Retail — 0.5%
Blue Nile, Inc. (a)	5,900	318,541
HSN, Inc. (a)	16,700	534,901
NutriSystem, Inc.	10,700	155,043
PetMed Express, Inc.	10,500	166,530

		1,175,015

Internet Software & Services — 1.0%
ComScore, Inc. (a)	10,000	295,100
DealerTrack Holdings, Inc. (a)	3,200	73,472
Infospace, Inc. (a)	43,600	377,576
j2 Global Communications, Inc. (a)	5,700	168,207
The Knot, Inc. (a)	10,400	125,320
Liquidity Services, Inc. (a)	7,000	125,020
LogMeIn, Inc. (a)	7,250	305,660
NaviSite, Inc. (a)	800	4,392
Perficient, Inc. (a)	13,900	166,939
RightNow Technologies, Inc. (a)	10,100	316,130
Stamps.com, Inc.	1,700	22,695
Terremark Worldwide, Inc. (a)	19,533	371,127
United Online, Inc.	39,700	250,309

		2,601,947

Leisure Equipment & Products — 0.8%
Arctic Cat, Inc. (a)	5,700	88,635
Brunswick Corp.	26,700	678,981
Callaway Golf Co.	24,120	164,498
Jakks Pacific, Inc. (a)	12,800	247,680
RC2 Corp. (a)	17,600	494,560
Sturm Ruger & Co., Inc.	19,100	438,727

		2,113,081

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc. (a)	37,000	192,770
Cambrex Corp. (a)	5,800	31,900
Dionex Corp. (a)	15,411	1,819,269
eResearch Technology, Inc. (a)	19,800	134,046
Kendle International, Inc. (a)	12,000	128,520
Parexel International Corp. (a)	10,800	268,920

		2,575,425

Machinery — 3.9%
Actuant Corp., Class A	17,000	493,000
Albany International Corp., Class A	1,200	29,880
Astec Industries, Inc. (a)	2,100	78,309
Badger Meter, Inc.	2,600	107,146
Barnes Group, Inc.	18,200	380,016
Briggs & Stratton Corp.	20,600	466,590

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery (concluded)
Bucyrus International, Inc.	5,973	$546,231
CIRCOR International, Inc.	9,100	427,882
Cascade Corp.	10,200	454,716
Clarcor, Inc.	21,900	983,967
ESCO Technologies, Inc.	11,200	427,280
EnPro Industries, Inc. (a)	8,300	301,456
Federal Signal Corp.	29,600	192,696
John Bean Technologies Corp.	13,102	251,951
Kaydon Corp.	4,058	159,033
Lindsay Manufacturing Co.	5,000	395,100
Lydall, Inc. (a)	7,900	70,231
Mueller Industries, Inc.	30,800	1,127,896
Robbins & Myers, Inc.	35,399	1,628,000
Toro Co.	7,900	523,138
Watts Water Technologies, Inc., Class A	24,700	943,293

		9,987,811

Media — 0.3%
Arbitron, Inc.	5,700	228,171
EW Scripps Co. (a)	14,260	141,174
Live Nation Entertainment, Inc. (a)	45,740	457,400

		826,745

Metals & Mining — 0.8%
A.M. Castle & Co. (a)	7,800	147,264
AMCOL International Corp.	10,000	359,800
Century Aluminum Co. (a)	23,800	444,584
Kaiser Aluminum Corp.	5,600	275,800
Materion Corp. (a)	8,300	338,640
Metals USA Holdings Corp. (a)	25,000	409,250
RTI International Metals, Inc. (a)	3,100	96,565

		2,071,903

Multi-Utilities — 0.2%
Avista Corp.	19,600	453,348
NorthWestern Corp.	1,050	31,815

		485,163

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	5,139	263,734
Fred’s, Inc.	36,400	484,848
Tuesday Morning Corp. (a)	17,000	83,300

		831,882

Oil, Gas & Consumable Fuels — 2.8%
Contango Oil & Gas Co. (a)	6,120	387,029
EXCO Resources, Inc.	16,182	334,320
Gulfport Energy Corp. (a)	11,200	404,880
Holly Corp.	11,100	674,436
Penn Virginia Corp.	18,500	313,760
Petroleum Development Corp. (a)	18,500	888,185
Petroquest Energy, Inc. (a)	61,900	579,384
QEP Resources, Inc.	6,356	257,672
Stone Energy Corp. (a)	35,200	1,174,624
Swift Energy Co. (a)	18,250	778,910
World Fuel Services Corp.	32,000	1,299,520

		7,092,720

Paper & Forest Products — 1.0%
Buckeye Technologies, Inc.	30,900	841,407
Clearwater Paper Corp. (a)	9,400	765,160
Deltic Timber Corp.	300	20,052

Common Stocks	Shares	Value

Paper & Forest Products (concluded)
Kapstone Paper and Packaging Corp. (a)	15,900	$273,003
Pope & Talbot, Inc. (a)	100	—
Schweitzer-Mauduit International, Inc.	4,500	227,745
Wausau Paper Corp.	46,700	356,788

		2,484,155

Personal Products — 0.2%
Alberto-Culver Co.	11,953	445,488
Medifast, Inc. (a)	6,200	122,450

		567,938

Pharmaceuticals — 1.1%
Hi-Tech Pharmacal Co., Inc. (a)	4,500	90,585
Par Pharmaceutical Cos., Inc. (a)	27,200	845,376
Salix Pharmaceuticals Ltd. (a)	20,400	714,612
ViroPharma, Inc. (a)	53,200	1,058,680

		2,709,253

Professional Services — 0.7%
CDI Corp.	6,000	88,740
The Dolan Co. (a)	13,700	166,318
Heidrick & Struggles International, Inc.	6,400	178,112
Insperity Inc.	22,800	692,664
Kelly Services, Inc., Class A (a)	13,160	285,704
On Assignment, Inc. (a)	9,000	85,140
SFN Group, Inc. (a)	24,500	345,205
School Specialty, Inc. (a)	500	7,150
TrueBlue, Inc. (a)	3,500	58,765

		1,907,798

Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	15,336	290,157
BioMed Realty Trust, Inc.	80,560	1,532,251
Cedar Shopping Centers, Inc.	20,900	126,027
Colonial Properties Trust	13,700	263,725
DiamondRock Hospitality Co.	71,646	800,286
Eastgroup Properties, Inc.	11,100	488,067
Entertainment Properties Trust	20,250	948,105
Extra Space Storage, Inc.	42,100	871,891
Franklin Street Properties Corp.	34,600	486,822
Getty Realty Corp.	11,320	259,002
Healthcare Realty Trust, Inc.	29,900	678,730
Home Properties, Inc.	9,200	542,340
Inland Real Estate Corp.	28,100	268,074
Kilroy Realty Corp.	36,850	1,430,885
Kite Realty Group Trust	19,900	105,669
LaSalle Hotel Properties	31,900	861,300
Lexington Corporate Properties Trust	51,029	477,121
Medical Properties Trust, Inc.	51,600	597,012
Mid-America Apartment Communities, Inc.	8,640	554,688
National Retail Properties, Inc.	56,200	1,468,506
PS Business Parks, Inc.	9,800	567,812
Parkway Properties, Inc.	9,000	153,000
Pennsylvania Real Estate Investment Trust	4,200	59,934
Post Properties, Inc.	35,500	1,393,375
Saul Centers, Inc.	4,100	182,655

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Sovran Self Storage, Inc.	11,200	$442,960
Tanger Factory Outlet Centers, Inc.	19,600	514,304
Urstadt Biddle Properties, Inc.,
Class A	7,582	144,210

		16,508,908

Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	1,700	32,334
The Howard Hughes Corp. (a)	3,731	263,558

		295,892

Road & Rail — 0.3%
Heartland Express, Inc.	21,133	371,095
Knight Transportation, Inc.	6,700	128,975
Old Dominion Freight Line, Inc. (a)	5,200	182,468

		682,538

Semiconductors & Semiconductor Equipment — 4.4%
ATMI, Inc. (a)	12,100	228,448
Advanced Energy Industries, Inc. (a)	12,900	210,915
Atheros Communications, Inc. (a)	22,608	1,009,447
Brooks Automation, Inc. (a)	25,914	355,799
Cabot Microelectronics Corp. (a)	200	10,450
Ceva, Inc. (a)	9,800	261,954
Cohu, Inc.	11,100	170,496
Conexant Systems, Inc. (a)	100,000	238,000
Cymer, Inc. (a)	12,600	712,908
DSP Group, Inc. (a)	43,700	336,490
Diodes, Inc. (a)	3,950	134,537
Exar Corp. (a)	13,700	82,474
FEI Co. (a)	2,800	94,416
Hittite Microwave Corp. (a)	9,930	633,236
Kopin Corp. (a)	21,300	97,767
MKS Instruments, Inc.	38,600	1,285,380
Micrel, Inc.	23,000	310,040
Microsemi Corp. (a)	36,400	753,844
Power Integrations, Inc.	13,300	509,789
Rudolph Technologies, Inc. (a)	10,800	118,152
Sigma Designs, Inc. (a)	10,000	129,500
Standard Microsystems Corp. (a)	22,800	562,248
SunPower Corp., Class B (a)	1	17
Supertex, Inc. (a)	6,000	133,680
Tessera Technologies, Inc. (a)	23,400	427,284
TriQuint Semiconductor, Inc. (a)	102,785	1,326,955
Veeco Instruments, Inc. (a)	18,500	940,540
Verigy Ltd. (a)	15,000	211,350

		11,286,116

Software — 3.2%
Blackbaud, Inc.	18,100	493,044
Bottomline Technologies, Inc. (a)	14,750	370,815
CommVault Systems, Inc. (a)	32,100	1,280,148
EPIQ Systems, Inc.	15,150	217,554
Ebix, Inc. (a)	2,700	63,855
Epicor Software Corp. (a)	24,300	269,001
Interactive Intelligence, Inc. (a)	6,000	232,260
JDA Software Group, Inc. (a)	22,090	668,444
Manhattan Associates, Inc. (a)	9,000	294,480
MicroStrategy, Inc., Class A (a)	4,200	564,816

Common Stocks	Shares	Value

Software (concluded)
NetScout Systems, Inc. (a)	16,300	$445,316
Novell, Inc. (a)	20,372	120,806
Progress Software Corp. (a)	15,000	436,350
Radiant Systems, Inc. (a)	13,300	235,410
Rovi Corp. (a)	1,803	96,731
Smith Micro Software, Inc. (a)	13,300	124,488
Sourcefire, Inc. (a)	1,730	47,592
Synchronoss Technologies, Inc. (a)	11,200	389,200
Take-Two Interactive Software, Inc. (a)	37,501	576,390
Taleo Corp., Class A (a)	6,500	231,725
Tyler Technologies, Inc. (a)	12,900	305,859
Websense, Inc. (a)	36,300	833,811

		8,298,095

Specialty Retail — 3.7%
Big 5 Sporting Goods Corp.	10,100	120,392
Brown Shoe Co., Inc.	17,700	216,294
The Buckle, Inc.	12,050	486,820
Cabela’s, Inc., Class A (a)	33,600	840,336
The Cato Corp., Class A	28,450	697,025
The Children’s Place Retail Stores, Inc. (a)	4,700	234,201
Christopher & Banks Corp.	16,650	107,892
Coldwater Creek, Inc. (a)	29,800	78,672
The Finish Line, Inc., Class A	42,000	833,700
Genesco, Inc. (a)	20,000	804,000
Group 1 Automotive, Inc.	3,600	154,080
Hibbett Sports, Inc. (a)	11,800	422,558
Hot Topic, Inc.	20,600	117,420
Jos. A. Bank Clothiers, Inc. (a)	11,587	589,547
Kirkland’s, Inc. (a)	29,725	458,954
Lithia Motors, Inc., Class A	10,100	147,258
Lumber Liquidators Holdings, Inc. (a)	10,800	269,892
Men’s Wearhouse, Inc.	8,500	230,010
Midas, Inc. (a)	6,500	49,855
Monro Muffler, Inc.	12,510	412,580
OfficeMax, Inc. (a)	37,400	483,956
The Pep Boys - Manny, Moe & Jack	24,300	308,853
Sonic Automotive, Inc.	17,800	249,378
Stage Stores, Inc.	14,225	273,404
Stein Mart, Inc.	12,500	126,375
Vitamin Shoppe, Inc. (a)	12,000	405,960
Zale Corp. (a)	3,100	12,369
Zumiez, Inc. (a)	8,300	219,369

		9,351,150

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc. (a)	13,000	372,190
Crocs, Inc. (a)	56,000	999,040
Iconix Brand Group, Inc. (a)	14,800	317,904
Liz Claiborne, Inc. (a)	6,600	35,574
Maidenform Brands, Inc. (a)	10,800	308,556
Movado Group, Inc. (a)	25,500	374,340
Oxford Industries, Inc.	5,000	170,950
Perry Ellis International, Inc. (a)	4,700	129,344
Quiksilver, Inc. (a)	59,900	264,758
Steven Madden Ltd. (a)	18,250	856,472
True Religion Apparel, Inc. (a)	10,110	237,282

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods (concluded)
Wolverine World Wide, Inc.	24,450	$911,496

		4,977,906

Thrifts & Mortgage Finance — 0.7%
Abington Bancorp, Inc.	44,500	544,235
Brookline Bancorp, Inc.	27,400	288,522
Dime Community Bancshares, Inc.	2,000	29,520
Provident Financial Services, Inc.	24,800	367,040
TrustCo Bank Corp. NY	77,200	457,796

		1,687,113

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	31,525	1,048,522
Kaman Corp., Class A	10,300	362,560
Lawson Products, Inc.	1,000	23,040

		1,434,122

Water Utilities — 0.0%
American States Water Co.	2,100	75,306

Wireless Telecommunication Services — 0.3%
NTELOS Holdings Corp.	14,000	257,740
USA Mobility, Inc.	35,900	520,191

		777,931

Total Common Stocks – 91.1%		233,481,233

Exchange-Traded Fund

iShares S&P SmallCap 600 Index Fund (c)	73,034	5,373,111

Total Exchange-Traded Fund – 2.1%		5,373,111

Total Long-Term Investments (Cost – $174,723,093) – 93.2%		238,854,344

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14%, (c)(d)	16,081,267	16,081,267

Total Short-Term Securities (Cost – $16,081,267) – 6.3%		16,081,267

Total Investments (Cost – $190,804,360*) – 99.5%		254,935,611
Other Assets Less Liabilities – 0.5%		1,220,266

Net Assets – 100.0%		$256,155,877

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$194,411,959

Gross unrealized appreciation	$65,412,871
Gross unrealized depreciation	(4,889,219)

Net unrealized appreciation	$60,523,652

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	14,392,007	1,689,260[1]	—	16,081,267	$16,081,267	—	$8,561
iShares S&P SmallCap 600
Index Fund	93,116	73,540	93,622	73,034	$5,373,111	$98,354	$10,126

[1] Net shares purchased.

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

277	Russell 2000 EMINI	ICE Futures US Indices	June 2011	$22,234,755	$1,080,335

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$238,854,344	—	—	$238,854,344
Short-Term Securities	16,081,267	—	—	16,081,267

Total	$254,935,611	—	—	$254,935,611

[1] See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,080,335	—	—	$1,080,335

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	9

Schedule of Investments March 31, 2011 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.2%
AAR Corp. (a)	6,127	$169,840
Aerosonic Corp. (a)	200	572
AeroVironment, Inc. (a)	2,900	101,413
Alliant Techsystems, Inc.	4,898	346,142
American Defense Systems, Inc. (a)	13,400	2,137
Applied Energetics, Inc. (a)	13,532	8,931
Arotech Corp. (a)	3,320	4,648
Astronics Corp. (a)	1,831	46,086
Astrotech Corp. (a)	6,283	6,723
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	15,306	543,822
Ceradyne, Inc. (a)	4,379	197,405
Cubic Corp.	2,560	147,200
Curtiss-Wright Corp.	6,912	242,888
Ducommun, Inc.	1,600	38,240
Esterline Technologies Corp. (a)	4,660	329,555
Force Protection, Inc. (a)	10,883	53,327
GenCorp, Inc. (a)	10,600	63,388
Heico Corp., Class A	4,514	203,040
Hexcel Corp. (a)	15,166	298,618
Huntington Ingalls Industries Inc. (a)	7,174	297,721
Innovative Solutions & Support, Inc. (a)	3,261	19,077
Kratos Defense & Security Solutions, Inc. (a)	3,799	54,098
LMI Aerospace, Inc. (a)	2,417	48,848
Ladish Co., Inc. (a)	2,446	133,674
Mantech International Corp., Class A (a)	3,352	142,125
Moog, Inc., Class A (a)	6,500	298,415
Orbital Sciences Corp. (a)	8,812	166,723
RBC Bearings, Inc. (a)	3,468	132,582
Smith & Wesson Holding Corp. (a)	11,500	40,825
Spirit Aerosystems Holdings, Inc., Class A (a)	16,077	412,697
Sturm Ruger & Co., Inc.	4,082	93,764
Taser International, Inc. (a)	10,930	44,485
Teledyne Technologies, Inc. (a)	5,623	290,765
TransDigm Group, Inc. (a)	6,098	511,195
Triumph Group, Inc.	3,009	266,146
VSE Corp.	957	28,432

		5,785,547

Alternative Energy — 0.1%
Akeena Solar, Inc. (a)(b)	2,600	1,235
Ascent Solar Technologies, Inc. (a)	4,783	13,727
BioFuel Energy Corp. (a)	4,600	3,772
DayStar Technologies, Inc. (a)	2,334	2,059
Ener1, Inc. (a)	12,902	38,190
Energy Conversion Devices, Inc. (a)	8,191	18,512
Evergreen Solar Inc. (a)	5,052	6,820
FuelCell Energy, Inc. (a)(b)	18,181	38,907
GT Solar International, Inc. (a)	10,405	110,917
Green Plains Renewable Energy (a)	3,018	36,277
GreenHunter Energy, Inc. (a)	4,134	3,638
Hoku Corp. (a)	2,900	5,800
Ocean Power Technologies, Inc. (a)	2,700	14,931
Pacific Ethanol, Inc. (a)(b)	15,500	9,703

Common Stocks	Shares	Value

Alternative Energy (concluded)
Plug Power, Inc. (a)	19,907	$15,129
STR Holdings, Inc. (a)	6,934	132,994
SunPower Corp., Class A (a)(b)	11,986	205,440
SunPower Corp., Class B (a)	3,173	52,894
Verenium Corp. (a)	4,025	12,236

		723,181

Automobiles & Parts — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	10,379	130,672
Amerigon, Inc. (a)	4,326	66,058
BorgWarner, Inc. (a)	18,122	1,444,142
Cooper Tire & Rubber Co.	9,748	251,011
Dana Holding Corp. (a)	22,239	386,736
Dorman Products, Inc. (a)	2,221	93,482
Exide Technologies (a)	11,832	132,282
Federal-Mogul Corp., Class A (a)	4,300	107,070
Fuel Systems Solutions, Inc. (a)	2,636	79,555
General Motors Co. (a)	87,820	2,725,055
Gentex Corp.	21,996	665,379
LKQ Corp. (a)	23,329	562,229
Lear Corp.	15,704	767,455
LoJack Corp. (a)	4,784	22,437
Modine Manufacturing Co. (a)	7,522	121,405
Quantum Fuel Systems Technologies Worldwide Inc. (a)(b)	2,685	11,680
Shiloh Industries, Inc.	1,552	18,127
Standard Motor Products, Inc.	4,087	56,523
Stoneridge, Inc. (a)	4,469	65,337
Strattec Security Corp.	646	21,647
Superior Industries International, Inc.	3,986	102,201
TRW Automotive Holdings Corp. (a)	16,170	890,644
Tenneco, Inc. (a)	9,554	405,567
Titan International, Inc.	6,119	162,827
U.S. Auto Parts Network, Inc. (a)	3,482	30,293
Visteon Corp. (a)	7,458	466,050
WABCO Holdings, Inc. (a)	10,296	634,645

		10,420,509

Banks — 4.5%
1st Source Corp.	2,213	44,349
1st United BanCorp., Inc. (a)	4,650	32,643
Abington Bancorp, Inc.	3,482	42,585
Alliance Financial Corp.	1,029	34,317
Ameriana Bancorp	200	920
American National Bankshares, Inc.	1,229	27,665
Ameris Bancorp (a)	3,992	40,559
Ames National Corp.	1,431	27,332
Anchor Bancorp Wisconsin, Inc. (a)(b)	3,004	2,974
Arrow Financial Corp.	2,005	49,604
Associated Banc-Corp.	27,039	401,529
Astoria Financial Corp.	13,584	195,202
Atlantic Coast Financial Corp. (a)	451	4,487
BCB Bancorp, Inc.	2,210	22,763
BCSB Bancorp, Inc. (a)	631	8,203
BOK Financial Corp.	4,215	217,831

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Bancfirst Corp.	1,130	$48,228
Bancorp of New Jersey, Inc.	1,300	13,286
Bancorp Rhode Island, Inc.	900	27,783
The Bancorp, Inc. (a)	4,721	43,575
BancorpSouth, Inc.	11,949	184,612
BancTrust Financial Group, Inc. (a)	3,818	9,392
Bank Mutual Corp.	7,762	32,833
Bank of Granite Corp. (a)	2,778	1,556
Bank of Hawaii Corp.	7,646	365,632
Bank of Marin Bancorp	1,010	37,693
Bank of the Ozarks, Inc. (c)	2,500	109,275
BankAtlantic Bancorp, Inc. (a)	7,368	6,779
BankFinancial Corp.	3,146	28,912
BankUnited Inc.	4,069	116,821
Banner Corp.	18,732	44,395
Bar Harbor Bankshares	1,235	37,668
Beneficial Mutual Bancorp, Inc. (a)	6,337	54,625
Berkshire Bancorp, Inc. (a)	733	4,537
Berkshire Hills Bancorp, Inc.	2,488	51,875
BofI Holding, Inc. (a)	2,300	35,696
Boston Private Financial Holdings, Inc.	12,140	85,830
Bridge Bancorp, Inc.	1,286	28,768
Brookline Bancorp, Inc.	5,799	61,063
Bryn Mawr Bank Corp.	2,135	43,917
CFS Bancorp, Inc.	2,640	14,837
CVB Financial Corp. (b)	15,275	142,210
California First National Bancorp	600	9,162
Camco Financial Corp. (a)	894	1,708
Camden National Corp.	1,268	43,416
Cape Bancorp, Inc. (a)	2,845	27,995
Capital Bank Corp. (a)	3,637	13,821
Capital City Bank Group, Inc.	2,165	27,452
CapitalSource, Inc.	47,075	331,408
Capitol Federal Financial Inc.	26,497	298,621
Cardinal Financial Corp.	5,228	60,958
Carrollton Bancorp	210	909
Cascade Bancorp (a)	1,094	7,220
Cascade Financial Corp. (a)	2,391	1,004
Cathay General Bancorp	12,524	213,534
Center Bancorp, Inc.	3,015	28,914
Center Financial Corp. (a)	7,429	54,529
Centerstate Banks, Inc.	4,930	34,510
Central Pacific Financial Corp. (a)(b)	420	8,736
Century Bancorp, Inc., Class A	900	24,093
Chemical Financial Corp.	4,028	80,278
Chicopee Bancorp, Inc. (a)	1,569	22,201
Citizens & Northern Corp.	2,255	37,907
Citizens Banking Corp. (a)	69,785	62,102
Citizens South Banking Corp.	3,414	15,192
City Holding Co.	2,900	102,544
City National Corp.	7,597	433,409
Clifton Savings Bancorp, Inc.	2,375	28,191
CoBiz Financial, Inc.	6,085	42,291
Colony Bankcorp, Inc. (a)	750	3,075
Columbia Banking System, Inc.	6,342	121,576
Commerce Bancshares, Inc.	12,369	500,202
Community Bank System, Inc.	5,500	133,485
Community Trust Bancorp, Inc.	2,351	65,052
Cullen/Frost Bankers, Inc.	9,033	533,128
Danvers Bancorp, Inc.	3,700	79,254
Dime Community Bancshares, Inc.	5,556	82,007

Common Stocks	Shares	Value

Banks (continued)
Doral Financial Corp. (a)	13,948	$15,343
ESB Financial Corp.	2,128	31,431
ESSA Bancorp, Inc.	2,400	31,680
Eagle Bancorp, Inc. (a)	3,567	50,116
East-West Bancorp, Inc.	23,659	519,552
Eastern Virginia Bankshares, Inc.	2,156	7,783
Encore Bancshares, Inc. (a)	2,007	24,365
Enterprise Financial Services Corp.	2,700	37,989
F.N.B. Corp.	18,237	192,218
FNB United Corp. (a)	2,022	607
Farmers Capital Bank Corp. (a)	1,981	14,917
Financial Institutions, Inc.	2,199	38,482
First Bancorp, Inc.	2,033	31,003
First Bancorp, North Carolina	2,691	35,683
First Bancorp Pureto Rico (a)	2,806	14,030
First Busey Corp.	10,423	52,949
First Citizens Banc Corp. (a)	1,258	5,284
First Citizens BancShares, Inc., Class A	874	175,307
First Commonwealth Financial Corp.	15,202	104,134
First Community Bancshares, Inc.	2,933	41,590
First Defiance Financial Corp. (a)	1,300	18,525
First Federal Bancshares of Arkansas, Inc. (a)	1,515	4,242
First Financial Bancorp	9,162	152,914
First Financial Bankshares, Inc.	3,356	172,398
First Financial Corp.	1,833	60,929
First Financial Holdings, Inc.	2,484	28,094
First Financial Northwest, Inc. (a)	5,190	29,583
First Financial Service Corp. (a)	358	1,307
First M&F Corp.	1,106	4,557
First Merchants Corp.	4,483	37,074
First Midwest Bancorp, Inc.	11,844	139,641
First Niagara Financial Group, Inc.	32,889	446,633
The First of Long Island Corp.	1,694	47,008
First Place Financial Corp. (a)	4,526	10,319
First Security Group, Inc. (a)	1,076	1,001
First South Bancorp, Inc.	1,978	9,870
First United Corp.	700	2,261
FirstMerit Corp.	16,824	287,017
Flagstar BanCorp., Inc. (a)	57,304	85,956
Flushing Financial Corp.	4,768	71,043
Fox Chase BanCorp., Inc.	3,399	47,314
Fulton Financial Corp.	30,916	343,477
German American Bancorp, Inc.	2,407	41,376
Glacier Bancorp, Inc.	11,111	167,221
Great Southern Bancorp, Inc.	1,675	35,929
Greene County Bancshares, Inc. (a)	2,027	5,655
Guaranty Bancorp (a)	11,118	14,342
HMN Financial, Inc. (a)	1,094	3,009
Hampton Roads Bankshares, Inc. (a)	4,404	3,743
Hancock Holding Co.	4,046	132,871
Hanmi Financial Corp. (a)	25,805	31,998
Hawthorn Bancshares, Inc.	715	6,442
Heartland Financial USA, Inc.	2,546	43,282
Heritage Commerce Corp. (a)	5,469	25,868
Heritage Financial Corp. (a)	2,907	41,192
Home Bancorp, Inc. (a)	2,090	32,019
Home Bancshares, Inc.	4,210	95,777
Home Federal Bancorp, Inc.	2,646	31,170

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (continued)
Hudson Valley Holding Corp.	2,253	$49,566
IBERIABANK Corp.	4,282	257,477
Independent Bank Corp./MA	3,543	95,696
Independent Bank Corp./MI (a)	3,528	11,290
Indiana Community Bancorp	1,100	17,105
Integra Bank Corp. (a)	5,814	1,627
International Bancshares Corp.	8,923	163,648
Intervest Bancshares Corp. (a)	5,086	12,969
Investors Bancorp, Inc. (a)	7,975	118,748
Jefferson Bancshares, Inc. (a)	2,346	8,305
Kearny Financial Corp.	3,549	35,596
Lakeland Bancorp, Inc.	4,537	47,094
Lakeland Financial Corp.	3,200	72,576
Legacy Bancorp, Inc./MA	1,700	21,726
Louisiana Bancorp, Inc. (a)	1,505	22,726
MB Financial, Inc.	8,299	173,947
Macatawa Bank Corp. (a)	5,523	13,752
MainSource Financial Group, Inc.	3,458	34,615
Malvern Federal Bancorp, Inc.	1,200	10,464
Mercantile Bank Corp. (a)	2,933	28,743
Merchants Bancshares, Inc.	1,375	36,410
Metro Bancorp, Inc. (a)	2,495	30,813
Mid Penn Bancorp, Inc.	115	1,029
MidwestOne Financial Group, Inc.	1,783	26,460
MutualFirst Financial, Inc.	1,617	14,973
NASB Financial, Inc. (a)	717	11,601
NBT Bancorp, Inc.	5,602	127,670
Nara Bancorp, Inc. (a)	6,000	57,720
National Bankshares, Inc.	1,298	37,512
National Penn Bancshares, Inc.	20,227	156,557
New York Community Bancorp, Inc. (b)	68,687	1,185,538
NewAlliance Bancshares, Inc.	15,324	227,408
Newbridge Bancorp (a)	4,304	21,434
North Valley Bancorp (a)	657	7,082
Northern States Financial Corp. (a)	300	447
Northfield Bancorp, Inc.	3,455	47,679
Northwest Bancshares, Inc.	7,900	99,066
Norwood Financial Corp.	346	9,581
OceanFirst Financial Corp.	4,400	61,380
Ohio Valley Banc Corp.	1,071	22,802
Old National Bancorp	13,654	146,371
Old Second Bancorp, Inc.	4,286	4,286
Oriental Financial Group	7,448	93,472
Oritani Financial Corp.	2,971	37,672
Orrstown Financial Service, Inc.	1,292	36,176
PAB Bankshares, Inc. (a)	1,688	616
PVF Capital Corp. (a)	7,144	15,360
Pacific Capital Bancorp NA (a)	763	22,615
Pacific Continental Corp.	3,570	36,378
PacWest Bancorp	5,048	109,794
Park National Corp.	1,991	133,039
Parkvale Financial Corp.	928	9,094
Peapack-Gladstone Financial Corp.	2,004	26,573
Penns Woods Bancorp, Inc.	955	37,178
Peoples Bancorp of North Carolina, Inc.	885	5,850
Peoples Bancorp, Inc.	1,744	20,963
Peoples Financial Corp.	1,000	15,840
Pinnacle Financial Partners, Inc. (a)	5,842	96,627
Popular, Inc. (a)	161,332	469,476
Porter Bancorp, Inc.	1,086	8,569

Common Stocks	Shares	Value

Banks (continued)
Preferred Bank (a)	4,683	$6,978
Premierwest Bancop (a)	2,927	6,410
PrivateBancorp, Inc.	10,798	165,101
Prosperity Bancshares, Inc.	7,811	334,076
Provident Financial Holdings, Inc.	2,100	17,409
Provident Financial Services, Inc.	9,789	144,877
Provident New York Bancorp	5,976	61,672
Prudential Bancorp, Inc. of Pennsylvania	1,400	9,940
Pulaski Financial Corp.	2,281	17,108
Renasant Corp.	4,016	68,192
Republic Bancorp, Inc., Class A	1,698	33,077
Republic First Bancorp, Inc. (a)	6,169	17,212
Riverview Bancorp, Inc. (a)	5,775	17,672
Rockville Financial, Inc.	2,908	30,325
Rodman & Renshaw Capital Group, Inc. (a)	5,100	10,455
Roma Financial Corp.	1,453	16,085
Rome Bancorp, Inc.	2,000	22,600
Royal Bancshares of Pennsylvania, Class A (a)	1,265	2,302
S&T Bancorp, Inc. (b)	4,469	96,396
SCBT Financial Corp.	2,109	70,188
SVB Financial Group (a)	6,611	376,364
SY Bancorp, Inc.	2,371	59,654
Sandy Spring Bancorp, Inc.	4,134	76,314
Savannah Bancorp, Inc. (a)	1,551	11,539
Seacoast Banking Corp. of Florida (a)	19,088	30,159
Shore Bancshares, Inc.	1,362	13,280
Sierra Bancorp	2,406	26,899
Signature Bank (a)	6,584	371,338
Simmons First National Corp., Class A	2,800	75,852
Southside Bancshares, Inc.	2,931	62,723
Southwest Bancorp, Inc. (a)	4,200	59,598
Southwest Georgia Financial Corp.	132	1,795
State Bancorp, Inc.	2,908	30,214
StellarOne Corp.	3,728	52,938
Sterling Bancorp	4,960	49,650
Sterling Bancshares, Inc.	16,180	139,310
Sterling Financial Corp. of Washington (a)	3,452	57,821
Suffolk Bancorp	1,604	33,652
Summit Financial Group, Inc. (a)	785	2,873
Sun Bancorp, Inc. (a)	3,817	13,283
Superior Bancorp (a)	6,766	2,368
Susquehanna Bancshares, Inc.	20,101	187,944
Synovus Financial Corp. (b)	99,700	239,280
TCF Financial Corp.	21,476	340,609
TF Financial Corp.	579	12,061
TFS Financial Corp.	14,493	153,916
Teche Holding Co.	423	15,249
Texas Capital Bancshares, Inc. (a)	6,200	161,138
Tompkins Trustco, Inc.	1,526	63,405
Tower Bancorp, Inc.	2,070	46,140
Towne Bank (b)	4,887	76,530
Trico Bancshares	2,458	40,090
TrustCo Bank Corp. NY	12,512	74,196
Trustmark Corp.	8,730	204,457
UMB Financial Corp.	5,086	189,988
Umpqua Holdings Corp.	17,806	203,701

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks (concluded)
Union First Market Bankshares Corp.	3,221	$36,236
United Bancorp, Inc.	1,092	9,293
United Bankshares, Inc.	6,806	180,495
United Community Banks, Inc. (a)	15,380	36,451
United Community Financial Corp. (a)	3,252	4,358
United Financial Bancorp, Inc.	3,218	53,129
United Security Bancshares (a)	3,297	12,034
Univest Corp. of Pennsylvania	2,706	47,950
Valley National Bancorp	26,077	364,035
ViewPoint Financial Group	2,940	38,220
Virginia Commerce Bancorp (a)	5,233	30,037
WSFS Financial Corp.	1,800	84,780
WVS Financial Corp.	200	1,730
Washington Banking Co.	4,000	56,400
Washington Federal, Inc.	17,272	299,496
Washington Trust Bancorp, Inc.	2,521	59,849
Waterstone Financial, Inc. (a)	2,926	8,983
Wayne Savings Bancshares, Inc.	151	1,262
Webster Financial Corp.	11,687	250,452
WesBanco, Inc.	3,930	81,390
West Bancorp., Inc.	3,199	25,528
West Coast Bancorp (a)	12,483	43,316
Westamerica Bancorp.	4,653	239,025
Western Alliance Bancorp (a)	12,606	103,621
Westfield Financial, Inc.	4,770	43,216
Whitney Holding Corp.	9,194	125,222
Wilmington Trust Corp.	14,311	64,686
Wilshire Bancorp, Inc. (a)	4,000	19,600
Wintrust Financial Corp.	5,454	200,434
Yardkin Valley Financial Corp. (a)	4,319	10,322

		22,394,899

Beverages — 0.2%
Boston Beer Co., Inc., Class A (a)	1,534	142,079
Central European Distribution Corp. (a)	10,183	115,577
Coca-Cola Bottling Co. Consolidated	767	51,266
Hansen Natural Corp. (a)	11,288	679,876
Jamba, Inc. (a)	11,008	24,218
Jones Soda Co. (a)	8,443	10,385
National Beverage Corp.	2,160	29,657
Reddy Ice Holdings, Inc. (a)	5,200	15,600
Willamette Valley Vineyards, Inc. (a)	971	3,059

		1,071,717

Chemicals — 3.2%
Aceto Corp.	5,544	44,186
Albemarle Corp.	14,417	861,704
American Vanguard Corp.	3,551	30,823
Arch Chemicals, Inc.	3,785	157,418
Ashland, Inc.	11,104	641,367
Balchem Corp.	4,619	173,305
Cabot Corp.	9,482	438,922
Calgon Carbon Corp. (a)	8,805	139,823
Cambrex Corp. (a)	4,413	24,272
Celanese Corp., Series A	24,806	1,100,642
Chemtura Corp. (a)	15,677	269,644
Codexis Inc. (a)	4,100	48,626
Cytec Industries, Inc.	7,663	416,637

Common Stocks	Shares	Value

Chemicals (concluded)
Ferro Corp. (a)	13,690	$227,117
Georgia Gulf Corp. (a)	5,372	198,764
H.B. Fuller Co.	7,285	156,482
Hawkins, Inc.	1,605	65,933
Huntsman Corp.	30,278	526,232
Innophos Holdings, Inc.	3,337	153,869
KMG Chemicals, Inc.	1,950	38,337
Koppers Holdings, Inc.	3,246	138,604
Kraton Performance Polymers, Inc. (a)	5,070	193,928
Kronos Worldwide, Inc.	1,605	93,812
LSB Industries, Inc. (a)	3,244	128,592
Lubrizol Corp.	10,383	1,390,907
LyondellBasell Industries NV, Class A (a)	53,550	2,117,903
Metabolix, Inc. (a)	4,442	46,685
Minerals Technologies, Inc.	2,900	198,708
The Mosaic Co.	21,514	1,694,228
NL Industries, Inc.	1,196	17,761
Nanophase Technologies Corp. (a)	7,817	11,178
NewMarket Corp.	1,610	254,734
OM Group, Inc. (a)	4,730	172,834
Olin Corp.	10,801	247,559
Omnova Solutions, Inc. (a)	7,211	56,751
Penford Corp. (a)	2,765	17,226
PolyOne Corp.	13,725	195,032
Polypore International, Inc. (a)	3,796	218,574
Quaker Chemical Corp.	2,011	80,782
RPM International, Inc.	20,226	479,963
Rentech, Inc. (a)	36,949	46,186
Rockwood Holdings, Inc. (a)	8,269	407,000
Schulman A, Inc.	5,018	124,045
Senomyx, Inc. (a)	6,869	41,489
Sensient Technologies Corp.	7,669	274,857
Solutia, Inc. (a)	19,245	488,823
Spartech Corp. (a)	4,825	34,981
Stepan Co.	1,300	94,250
TOR Minerals International, Inc. (a)	429	8,301
Tredegar Corp.	3,378	72,897
Valhi, Inc.	1,338	35,430
W.R. Grace & Co. (a)	9,541	365,325
Westlake Chemical Corp.	2,976	167,251
Zagg, Inc. (a)	3,576	26,856
Zep, Inc.	3,446	59,995
Zoltek Cos., Inc. (a)	5,373	72,159

		15,789,709

Construction & Materials — 2.0%
A.O. Smith Corp.	5,554	246,264
Aaon, Inc.	2,089	68,728
Acuity Brands, Inc.	6,818	398,785
Aecom Technology Corp. (a)	16,175	448,533
American Biltrite, Inc. (a)	200	2,158
American DG Energy, Inc. (a)	6,560	14,301
American Woodmark Corp.	1,493	31,174
Ameron International Corp.	1,518	105,941
Apogee Enterprises, Inc.	5,200	68,588
Argan, Inc. (a)	1,777	15,211
Armstrong World Industries, Inc.	2,770	128,168
Baran Group Ltd. (a)	102	587
BlueLinx Holdings, Inc. (a)	2,834	10,486
Builders FirstSource, Inc. (a)	7,867	22,342
EMCOR Group, Inc. (a)	10,432	323,079

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction & Materials (concluded)
Eagle Materials, Inc.	6,963	$210,700
Generac Holdings, Inc. (a)	4,680	94,957
Gibraltar Industries, Inc. (a)	4,700	56,071
Granite Construction, Inc.	5,274	148,199
Great Lakes Dredge & Dock Corp.	9,358	71,402
Griffon Corp. (a)	7,992	104,935
Headwaters, Inc. (a)	9,853	58,133
Hill International, Inc. (a)	4,805	25,418
Insituform Technologies, Inc., Class A (a)	6,232	166,706
Insteel Industries, Inc.	2,760	39,026
Integrated Electrical Services, Inc. (a)	1,500	5,160
KBR, Inc.	24,655	931,219
L.B. Foster Co., Class A	1,697	73,158
Layne Christensen Co. (a)	3,187	109,952
Lennox International, Inc.	8,019	421,639
Louisiana-Pacific Corp. (a)	19,636	206,178
MDU Resources Group, Inc.	27,390	629,148
MYR Group, Inc. (a)	3,600	86,112
Martin Marietta Materials, Inc.	7,181	643,920
Mastec, Inc. (a)	9,013	187,470
Mueller Water Products, Inc., Series A	23,585	105,661
NCI Building Systems, Inc. (a)	3,281	41,570
Northwest Pipe Co. (a)	1,661	38,087
Omega Flex, Inc. (a)	744	10,007
Orion Marine Group, Inc. (a)	4,600	49,404
Owens Corning, Inc. (a)	17,726	637,959
PGT, Inc. (a)	4,540	10,669
Pike Electric Corp. (a)	3,059	29,122
Quanex Building Products Corp.	6,250	122,688
Shaw Group, Inc. (a)	13,156	465,854
Simpson Manufacturing Co., Inc.	5,753	169,483
Sterling Construction Co., Inc. (a)	2,600	43,888
TRC Cos., Inc. (a)	3,912	18,895
Texas Industries, Inc.	3,699	167,306
Trex Co., Inc. (a)(b)	2,394	78,092
Tutor Perini Corp.	5,019	122,263
USG Corp. (a)(b)	10,844	180,661
Universal Forest Products, Inc.	3,200	117,280
Valmont Industries, Inc.	3,436	358,615
Valspar Corp.	14,334	560,459
Watsco, Inc.	3,894	271,451
Watts Water Technologies, Inc., Class A	4,369	166,852

		9,920,114

Electricity — 1.8%
Allete, Inc.	4,544	177,080
Alliant Energy Corp.	17,367	676,097
Black Hills Corp.	6,058	202,580
CH Energy Group, Inc.	2,523	127,512
Calpine Corp. (a)	55,461	880,166
Central Vermont Public Service Corp.	2,018	46,999
Cleco Corp.	9,385	321,812
Covanta Holding Corp.	20,728	354,034
DPL, Inc.	18,992	520,571
Dynegy, Inc. (a)	16,086	91,529
El Paso Electric Co. (a)	7,150	217,360
The Empire District Electric Co.	6,706	146,124
GenOn Energy, Inc. (a)	120,891	460,595

Common Stocks	Shares	Value

Electricity (concluded)
Great Plains Energy, Inc.	21,184	$424,104
Hawaiian Electric Industries, Inc.	14,802	367,090
IDACORP, Inc.	7,340	279,654
ITC Holdings Corp.	8,225	574,927
MGE Energy, Inc.	3,742	151,514
NSTAR	16,409	759,244
NV Energy, Inc.	36,792	547,833
NorthWestern Corp.	5,471	165,771
Ormat Technologies, Inc.	2,676	67,783
Portland General Electric Co.	11,335	269,433
UIL Holdings Corp.	7,533	229,907
US Geothermal, Inc. (a)(b)	19,807	21,788
Unisource Energy Corp.	5,662	204,568
Unitil Corp.	2,181	51,384
Westar Energy, Inc.	17,533	463,222

		8,800,681

Electronic & Electrical
Equipment — 3.6%
A123 Systems, Inc. (a)(b)	11,738	74,536
AVX Corp.	7,915	118,013
AZZ, Inc.	2,224	101,414
Active Power, Inc. (a)	15,189	44,808
Adept Technology, Inc. (a)	3,276	15,201
Advanced Battery Technologies, Inc. (a)(b)	10,600	20,564
Allied Motion Technologies, Inc. (a)	1,422	10,025
Altair Nanotechnologies, Inc. (a)(b)	3,907	6,173
American Science & Engineering, Inc.	1,500	138,540
American Superconductor Corp. (a)(b)	7,117	177,000
Ametek, Inc.	25,206	1,105,787
Anaren, Inc. (a)	2,493	50,109
Anixter International, Inc.	4,613	322,403
Arrow Electronics, Inc. (a)	18,527	775,911
Avnet, Inc. (a)	23,791	811,035
Badger Meter, Inc.	2,400	98,904
Beacon Power Corp. (a)	1,151	2,256
Bel Fuse, Inc.	2,045	45,010
Belden, Inc.	7,291	273,777
Benchmark Electronics, Inc. (a)	9,760	185,147
Brady Corp.	7,176	256,111
CTS Corp.	6,476	69,941
Capstone Turbine Corp. (a)	39,822	72,078
Checkpoint Systems, Inc. (a)	6,366	143,108
Cognex Corp.	5,732	161,929
Coherent, Inc. (a)	3,966	230,464
Coleman Cable, Inc. (a)	3,331	29,513
Comverge, Inc. (a)	4,500	20,970
Cyberoptics Corp. (a)	1,426	12,363
DDi Corp.	3,349	35,399
Daktronics, Inc.	6,459	69,434
Dionex Corp. (a)	2,776	327,707
ESCO Technologies, Inc.	4,153	158,437
Echelon Corp. (a)	5,644	57,174
Electro Rent Corp.	2,697	46,334
Electro Scientific Industries, Inc. (a)	3,834	66,558
eMagin Corp. (a)	4,486	32,075
Encore Wire Corp.	2,870	69,856
EnerNOC, Inc. (a)(b)	3,217	61,477
EnerSys (a)	7,222	287,074

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
FEI Co. (a)	6,110	$206,029
Faro Technologies, Inc. (a)	2,459	98,360
General Cable Corp. (a)	8,111	351,206
GrafTech International Ltd. (a)	19,064	393,290
Greatbatch, Inc. (a)	3,771	99,781
Houston Wire & Cable Co.	2,640	38,597
Hubbell, Inc., Class B	8,790	624,354
II-VI, Inc. (a)	4,170	207,458
IPG Photonics Corp. (a)	4,168	240,410
Intevac, Inc. (a)	3,600	44,748
IntriCon Corp. (a)	747	2,958
Itron, Inc. (a)	6,381	360,144
L-1 Identity Solutions, Inc. (a)	13,963	164,484
LSI Industries, Inc.	3,283	23,769
LaBarge, Inc. (a)	2,065	36,551
Landauer, Inc.	1,495	91,972
LeCroy Corp. (a)	2,797	37,396
Lightpath Technologies, Inc., Class A (a)	3,924	8,162
Lime Energy Co. (a)	3,891	18,910
Littelfuse, Inc.	3,556	203,048
MTS Systems Corp.	2,556	116,426
Magnetek, Inc. (a)	8,829	19,424
Maxwell Technologies, Inc. (a)	3,901	67,370
Measurement Specialties, Inc. (a)	2,267	77,214
Methode Electronics, Inc.	5,886	71,103
Mettler-Toledo International, Inc. (a)	5,331	916,932
Microvision, Inc. (a)	13,872	18,311
Multi-Fineline Electronix, Inc. (a)	2,100	59,262
NVE Corp. (a)	918	51,720
Napco Security Technologies, Inc. (a)	3,700	8,658
National Instruments Corp.	14,560	477,115
Newport Corp. (a)	6,124	109,191
OSI Systems, Inc. (a)	2,800	105,084
Orion Energy Systems, Inc. (a)	5,026	20,255
Parametric Sound Corp. (a)	2,484	1,540
Park Electrochemical Corp.	2,913	93,944
Planar Systems, Inc. (a)	5,103	14,033
Plexus Corp. (a)	6,124	214,707
Powell Industries, Inc. (a)	1,653	65,194
Power-One, Inc. (a)	9,523	83,326
Powerwave Technologies, Inc. (a)	21,655	97,664
Pulse Electronics Corp.	6,730	40,717
Regal-Beloit Corp.	5,959	439,953
Research Frontiers, Inc. (a)	3,696	25,207
Richardson Electronics Ltd.	3,197	42,136
Rofin-Sinar Technologies, Inc. (a)	4,825	190,588
Rogers Corp. (a)	2,535	114,227
Rubicon Technology, Inc. (a)(b)	3,086	85,420
Sanmina-SCI Corp. (a)	12,345	138,387
SatCon Technology Corp. (a)	18,389	70,982
Servotronics, Inc.	400	3,500
Sigmatron International, Inc. (a)	1,200	6,504
Spectrum Control, Inc. (a)	2,387	46,976
Synthesis Energy Systems, Inc. (a)	11,283	31,818
TTM Technologies, Inc. (a)	8,387	152,308
Technology Research Corp.	2,013	14,373
Thomas & Betts Corp. (a)	8,323	494,969
Tollgrade Communications, Inc. (a)	1,877	18,920
Trimble Navigation Ltd. (a)	19,096	965,112

Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
UQM Technologies Inc. (a)	6,991	$20,833
Ultralife Batteries, Inc. (a)	3,538	17,902
Universal Display Corp. (a)	5,413	297,932
Valence Technology, Inc. (a)	12,754	19,896
Veeco Instruments, Inc. (a)	6,498	330,358
Viasystems Group, Inc. (a)	886	24,179
Vicor Corp.	3,800	62,662
Vishay Intertechnology, Inc. (a)	27,073	480,275
Vishay Precision Group, Inc. (a)	2,349	36,809
WESCO International, Inc. (a)	6,580	411,250
X-Rite, Inc. (a)	5,658	26,876
Zebra Technologies Corp., Class A (a)	9,188	360,537
Zygo Corp. (a)	3,051	44,606

		17,540,927

Financial Services — 3.2%
Advance America, Cash Advance Centers, Inc.	8,270	43,831
Affiliated Managers Group, Inc. (a)(c)	8,145	890,819
Ampal-American Israel Corp., Class A (a)	5,598	9,964
Artio Global Investors, Inc.	7,144	115,447
Asset Acceptance Capital Corp. (a)	2,599	13,957
Asta Funding, Inc.	2,576	22,051
BGC Partners, Inc.	8,400	78,036
BlackRock, Inc. (d)	15,021	3,019,371
CIT Group, Inc. (a)	27,264	1,160,083
Calamos Asset Management, Inc., Class A	3,209	53,237
Cash America International, Inc.	4,845	223,112
Cohen & Steers, Inc.	3,409	101,179
CompuCredit Hldgs Corp. (a)(b)	4,613	30,307
Cowen Group, Inc., Class A (a)	6,162	24,710
Credit Acceptance Corp. (a)	1,000	70,960
Deerfield Capital Corp. (a)	2,276	14,794
Diamond Hill Investments Group	533	42,640
Dollar Financial Corp. (a)	6,144	127,488
Duff & Phelps Corp.	4,017	64,192
Eaton Vance Corp.	18,927	610,206
Encore Capital Group, Inc. (a)	2,700	63,963
Epoch Holding Corp.	2,750	43,395
Evercore Partners, Inc., Class A	3,236	110,962
Ezcorp, Inc. (a)	7,491	235,142
FBR Capital Markets Corp. (a)	8,591	30,756
Federal Agricultural Mortgage Corp., Class B	2,158	41,239
Fidelity National Title Group, Inc., Class A	35,593	502,929
First Cash Financial Services, Inc. (a)	4,654	179,644
The First Marblehead Corp. (a)	11,360	24,992
GAMCO Investors, Inc., Class A	700	32,452
GFI Group, Inc.	10,209	51,249
Gleacher & Co, Inc. (a)	11,932	20,762
Green Dot Corp., Class A (a)	1,525	65,438
Greenhill & Co., Inc.	4,741	311,910
Institutional Financial Mark	4,291	19,696
Interactive Brokers Group, Inc., Class A	6,800	108,052
Intersections, Inc.	1,876	23,262

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financial Services (concluded)
Intl. FCStone Inc. (a)	2,330	$59,229
Investment Technology Group, Inc. (a)	6,828	124,201
JMP Group, Inc.	3,400	29,274
Jefferies Group, Inc. (b)	17,924	447,025
KBW, Inc.	5,790	151,640
Knight Capital Group, Inc., Class A (a)	14,965	200,531
Ladenburg Thalmann Financial Services, Inc. (a)	22,400	25,760
MF Global Holdings Ltd. (a)	23,658	195,888
MGIC Investment Corp. (a)	31,803	282,729
MSCI, Inc. (a)	18,927	696,892
MarketAxess Holdings, Inc.	4,837	117,055
Marlin Business Services, Inc. (a)	2,129	26,272
Medallion Financial Corp.	3,915	34,413
Merriman Holdings, Inc. (a)	301	957
MicroFinancial, Inc.	3,131	13,808
MoneyGram International, Inc. (a)	15,881	54,472
National Financial Partners Corp. (a)	6,918	102,041
Nelnet, Inc., Class A	4,797	104,719
NewStar Financial, Inc. (a)	5,851	63,893
Ocwen Financial Corp. (a)	12,187	134,301
optionsXpress Holdings, Inc.	7,377	135,073
The PMI Group, Inc. (a)	24,288	65,578
Penson Worldwide, Inc. (a)	3,976	26,679
Pico Holdings, Inc. (a)	3,308	99,438
Piper Jaffray Cos. (a)	3,267	135,352
Portfolio Recovery Associates, Inc. (a)	2,823	240,322
Primus Guaranty Ltd. (a)	4,411	22,408
Pzena Investment Management, Inc., Class A	1,598	11,282
Radian Group, Inc.	20,784	141,539
Raymond James Financial, Inc.	15,647	598,341
Resource America, Inc., Class A	3,561	22,790
SEI Investments Co.	24,896	594,516
SWS Group, Inc.	6,065	36,815
Safeguard Scientifics, Inc. (a)	3,743	76,170
Sanders Morris Harris Group, Inc.	3,800	30,438
Stewart Information Services Corp.	3,341	35,014
Stifel Financial Corp. (a)	5,680	407,767
TD Ameritrade Holding Corp.	36,638	764,635
TradeStation Group, Inc. (a)	8,000	56,160
Tree.com, Inc. (a)	1,743	10,284
U.S. Global Investors, Inc.	2,596	21,054
Virtus Investment Partners, Inc. (a)	1,114	65,637
Waddell & Reed Financial, Inc., Class A	13,740	557,981
Westwood Holdings Group, Inc.	1,261	50,755
World Acceptance Corp. (a)(b)	2,609	170,107

		15,823,462

Fixed Line Telecommunications — 0.7%
8x8, Inc. (a)	12,255	34,437
AboveNet, Inc.	3,488	226,232
Alaska Communications Systems Group, Inc.	9,000	95,850
Cbeyond Communications, Inc. (a)	4,800	56,016
Cincinnati Bell, Inc. (a)	34,282	91,876

Common Stocks	Shares	Value

Fixed Line Telecommunications (concluded)
Consolidated Communications Holdings, Inc.	4,584	$85,858
Fairpoint Communications Inc. (a)	3,347	56,464
General Communication, Inc., Class A (a)	6,406	70,082
Global Crossing Ltd. (a)	4,977	69,280
HickoryTech Corp.	4,280	38,905
IDT Corp., Class B	2,098	56,541
Level 3 Communications, Inc. (a)	263,117	386,782
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	21,157	70,664
Primus Telecommunications Escrow (a)	29,100	—
Primus Telecommunications Group Inc. (a)	683	9,966
SureWest Communications (a)	1,746	25,107
TW Telecom, Inc. (a)	24,022	461,222
Virgin Media, Inc.	46,845	1,301,823
Vonage Holdings Corp. (a)	22,088	100,721
Warwick Valley Telephone Co.	1,500	22,560

		3,260,386

Food & Drug Retailers — 0.4%
Arden Group, Inc., Class A	361	27,548
Casey’s General Stores, Inc.	6,092	237,588
Core-Mark Holdings Co., Inc. (a)	1,585	52,384
Dairy Mart Convenience Stores, Inc. (a)	500	—
drugstore.com, Inc. (a)	12,276	47,263
Ingles Markets, Inc., Class A	3,151	62,421
Nash Finch Co.	1,764	66,926
Omnicare, Inc.	18,463	553,705
The Pantry, Inc. (a)	4,281	63,487
PetMed Express, Inc.	4,215	66,850
Rite Aid Corp. (a)	97,920	103,795
Ruddick Corp.	6,626	255,697
Spartan Stores, Inc.	4,460	65,964
United Natural Foods, Inc. (a)	6,911	309,751
Village Super Market, Inc., Class A	974	28,344
Vitamin Shoppe, Inc. (a)	4,063	137,451
Weis Markets, Inc.	1,905	77,076
Winn-Dixie Stores, Inc. (a)	8,733	62,354

		2,218,604

Food Producers — 1.8%
Alico, Inc.	783	20,961
The Andersons, Inc.	3,000	146,160
B&G Foods, Inc., Class A	7,853	147,401
Bridgford Foods Corp.	768	8,609
Bunge Ltd.	21,404	1,548,151
Cagles, Inc., Class A (a)	336	2,087
Cal-Maine Foods, Inc.	2,043	60,269
Calavo Growers, Inc.	2,130	46,541
Chiquita Brands International, Inc. (a)	6,895	105,769
Corn Products International, Inc.	11,896	616,451
Darling International, Inc. (a)	17,020	261,597
Diamond Foods, Inc.	3,581	199,820
Dole Food Co., Inc. (a)	5,481	74,706
Farmer Bros. Co.	902	10,932
Flowers Foods, Inc.	14,564	396,578
Fresh Del Monte Produce, Inc.	6,569	171,517

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food Producers (concluded)
Golden Enterprises, Inc.	941	$3,011
Green Mountain Coffee Roasters, Inc. (a)	18,456	1,192,442
Griffin Land & Nurseries, Inc.	600	19,308
HQ Sustainable Maritime Industries, Inc. (a)	4,100	12,546
Hain Celestial Group, Inc. (a)	6,839	220,763
Harbinger Group, Inc. (a)	2,345	12,217
Herbalife Ltd.	9,368	762,180
Imperial Sugar Co., New Shares	2,712	36,178
J&J Snack Foods Corp.	2,115	99,553
John B. Sanfilippo & Son, Inc. (a)	1,221	14,286
Lancaster Colony Corp.	3,100	187,860
Lifeway Foods, Inc. (a)	1,500	15,630
MGP Ingredients, Inc.	2,900	25,288
Mannatech, Inc. (a)	3,100	5,084
Medifast, Inc. (a)	2,479	48,960
Natures Sunshine Prods, Inc. (a)	1,472	13,189
Nutraceutical International Corp. (a)	1,588	23,788
NutriSystem, Inc. (b)	4,700	68,103
Omega Protein Corp. (a)	3,212	43,330
Pilgrims Pride Corp. (a)	7,286	56,175
Ralcorp Holdings, Inc. (a)	8,688	594,520
Relìv International, Inc.	1,819	3,820
Rocky Mountain Chocolate Factory, Inc.	1,495	15,533
Sanderson Farms, Inc.	3,275	150,388
Schiff Nutrition International, Inc.	3,352	30,537
Seaboard Corp.	56	135,128
Seneca Foods Corp. (a)	2,000	59,740
Smart Balance, Inc. (a)	11,700	53,703
Smithfield Foods, Inc. (a)	24,400	587,064
Snyders-Lance, Inc.	6,551	130,037
Tasty Baking Co.	2,322	4,621
Tootsie Roll Industries, Inc.	3,613	102,472
TreeHouse Foods, Inc. (a)	5,543	315,230
USANA Health Sciences, Inc. (a)	1,221	42,137

		8,902,370

Forestry & Paper — 0.4%
AbitibiBowater Inc. (a)	11,223	301,562
Boise, Inc.	13,186	120,784
Buckeye Technologies, Inc.	6,282	171,059
Clearwater Paper Corp. (a)	1,843	150,020
Deltic Timber Corp.	1,836	122,718
Domtar Corp.	6,626	608,134
Kapstone Paper and Packaging Corp. (a)	6,599	113,305
Neenah Paper, Inc.	2,900	63,713
P.H. Glatfelter Co.	6,687	89,071
Verso Paper Corp. (a)	2,900	15,515
Wausau Paper Corp.	7,350	56,154

		1,812,035

Gas, Water & Multi-Utilities — 1.5%
AGL Resources, Inc.	12,232	487,323
American States Water Co.	2,991	107,257
American Water Works Co, Inc.	27,664	775,975
Aqua America, Inc.	21,942	502,252
Artesian Resources Corp., Class A	1,947	37,947
Atmos Energy Corp.	14,069	479,753
Avista Corp.	8,311	192,233

Common Stocks	Shares	Value

Gas, Water & Multi-Utilities (concluded)
Cadiz, Inc. (a)	3,000	$36,570
California Water Service Group	3,200	118,944
Chesapeake Utilities Corp.	1,710	71,170
Connecticut Water Service, Inc.	1,703	44,874
Delta Natural Gas Co., Inc.	993	31,309
Gas Natural, Inc.	1,875	22,031
The Laclede Group, Inc.	3,288	125,273
Middlesex Water Co.	3,052	55,516
National Fuel Gas Co.	11,096	821,104
New Jersey Resources Corp.	6,335	272,088
Northwest Natural Gas Co.	4,105	189,364
PNM Resources, Inc.	11,566	172,565
Pennichuck Corp.	1,777	50,627
Piedmont Natural Gas Co.	10,312	312,969
Questar Corp.	27,475	479,439
RGC Resources, Inc.	356	12,211
SJW Corp.	2,139	49,518
South Jersey Industries, Inc.	4,753	266,025
Southwest Gas Corp.	7,007	273,063
UGI Corp.	17,205	566,045
Vectren Corp.	12,914	351,261
WGL Holdings, Inc.	7,613	296,907

		7,201,613

General Industrials — 1.3%
AEP Industries, Inc. (a)	1,300	38,636
Actuant Corp., Class A	10,661	309,169
AptarGroup, Inc.	9,896	496,087
Carlisle Cos., Inc.	9,599	427,635
Crown Holdings, Inc. (a)	25,970	1,001,923
Graham Packaging Co., Inc. (a)	3,240	56,473
Graphic Packaging Holding Co. (a)	12,679	68,720
Greif, Inc.	5,554	363,287
Harsco Corp.	12,777	450,900
Landec Corp. (a)	4,374	28,431
Multi-Color Corp.	2,269	45,857
Myers Industries, Inc.	4,882	48,478
Otter Tail Corp.	4,736	107,649
Packaging Corp. of America	16,014	462,644
Raven Industries, Inc.	2,921	179,408
Rock-Tenn Co., Class A	6,054	419,845
Silgan Holdings, Inc.	8,090	308,553
Smurfit-Stone Container Corp. (a)	14,392	556,251
Sonoco Products Co.	15,446	559,609
Temple-Inland, Inc.	16,830	393,822
Trimas Corp. (a)	2,996	64,414

		6,387,791

General Retailers — 4.7%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	14,751
99 Cents Only Stores (a)	8,437	165,365
A.C. Moore Arts & Crafts, Inc. (a)	5,342	14,637
ANN, Inc. (a)	9,307	270,927
Aaron Rents, Inc., Class A	11,438	290,068
Advance Auto Parts, Inc.	13,311	873,468
Amerco, Inc. (a)	948	91,956
America’s Car Mart, Inc. (a)	1,765	45,502
American Eagle Outfitters, Inc.	30,723	488,188
American Public Education, Inc. (a)	3,136	126,851
Ancestry.com, Inc. (a)	4,351	154,243
Asbury Automotive Group, Inc. (a)	5,403	99,901
Ascena Retail Group Inc. (a)	10,953	354,987

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (continued)
Autobytel, Inc. (a)	12,373	$17,817
Aéropostale, Inc. (a)	14,997	364,727
BJ’s Wholesale Club, Inc. (a)	8,412	410,674
Barnes & Noble, Inc. (b)	6,090	55,967
Beacon Roofing Supply, Inc. (a)	7,300	149,431
bebe Stores, Inc.	5,311	31,069
Bidz.com, Inc. (a)	5,995	8,873
Big 5 Sporting Goods Corp.	3,700	44,104
Blue Nile, Inc. (a)	2,357	127,254
The Bon-Ton Stores, Inc. (a)	2,733	42,362
Books-A-Million, Inc.	1,200	4,956
Bridgepoint Education, Inc. (a)	3,570	61,047
Brown Shoe Co., Inc.	6,711	82,008
The Buckle, Inc.	4,257	171,983
Build-A-Bear Workshop, Inc. (a)	2,727	16,498
CPI Corp.	1,298	29,218
Cabela’s, Inc., Class A (a)	6,649	166,291
Cache, Inc. (a)	2,300	10,557
Cambium Learning Group, Inc. (a)	2,800	9,520
Capella Education Co. (a)	2,409	119,944
Career Education Corp. (a)	10,255	232,994
Casual Male Retail Group, Inc. (a)	6,895	33,854
The Cato Corp., Class A	4,403	107,873
Charming Shoppes, Inc. (a)	15,768	67,172
Chemed Corp.	3,517	234,267
Chico’s FAS, Inc.	28,134	419,197
The Children’s Place Retail Stores, Inc. (a)	4,389	218,704
Christopher & Banks Corp.	5,614	36,379
Citi Trends, Inc. (a)	2,371	52,850
Clean Energy Fuels Corp. (a)(b)	8,232	134,840
Coldwater Creek, Inc. (a)	8,960	23,654
Collective Brands, Inc. (a)	10,089	217,721
Collectors Universe, Inc.	1,870	26,498
Conn’s, Inc. (a)(b)	3,143	14,081
Copart, Inc. (a)	11,786	510,687
Corinthian Colleges, Inc. (a)	13,002	57,469
Cost Plus, Inc. (a)	3,018	29,637
DSW, Inc., Class A (a)	2,341	93,546
dELiA*s, Inc. (a)	7,421	13,358
Destination Maternity Corp.	2,314	53,384
Dick’s Sporting Goods, Inc. (a)	13,826	552,763
Dillard’s, Inc., Class A (b)	7,414	297,450
Dollar General Corp. (a)	5,325	166,939
Dollar Tree, Inc. (a)	20,119	1,117,007
Ediets.Com, Inc. (a)(b)	600	342
Education Management Corp. (a)	6,534	136,822
Express, Inc.	6,239	121,910
The Finish Line, Inc., Class A	7,878	156,378
Foot Locker, Inc.	24,427	481,700
Fred’s, Inc.	6,665	88,778
GSI Commerce, Inc. (a)	9,893	289,568
Gaiam, Inc.	2,881	19,015
Geeknet, Inc. (a)	1,089	28,967
Genesco, Inc. (a)	3,776	151,795
Grand Canyon Education, Inc. (a)	5,150	74,675
Group 1 Automotive, Inc.	3,657	156,520
Guess?, Inc.	10,171	400,229
HSN, Inc. (a)	6,398	204,928
Haverty Furniture Cos., Inc.	3,114	41,292
hhgregg, Inc. (a)	3,647	48,833
Hibbett Sports, Inc. (a)	4,618	165,371
Hillenbrand, Inc.	9,762	209,883

Common Stocks	Shares	Value

General Retailers (continued)
Hot Topic, Inc.	8,365	$47,681
ITT Educational Services, Inc. (a)	5,061	365,151
Jackson Hewitt Tax Service, Inc. (a)(b)	3,915	2,349
Jos. A. Bank Clothiers, Inc. (a)	4,381	222,905
K12, Inc. (a)	4,888	164,726
KAR Auction Services, Inc. (a)	3,835	58,829
Kirkland’s, Inc. (a)	2,746	42,398
Learning Tree International, Inc.	1,800	15,822
Liquidity Services, Inc. (a)	2,900	51,794
Lithia Motors, Inc., Class A	3,900	56,862
Lumber Liquidators Holdings, Inc. (a)	3,824	95,562
Mac-Gray Corp.	2,114	34,099
MarineMax, Inc. (a)	4,200	41,412
Matthews International Corp., Class A	4,677	180,298
Men’s Wearhouse, Inc.	8,233	222,785
Midas, Inc. (a)	3,375	25,886
Monro Muffler, Inc.	4,780	157,644
Navarre Corp. (a)	8,680	16,492
New York & Co. (a)	4,205	29,477
Nobel Learning Communities, Inc. (a)	972	9,594
Office Depot, Inc. (a)	42,716	197,775
OfficeMax, Inc. (a)	13,181	170,562
OpenTable, Inc. (a)	2,887	307,032
Overstock.com, Inc. (a)	2,669	41,957
PC Mall, Inc. (a)	2,100	21,777
Pacific Sunwear of California, Inc. (a)	11,081	40,002
Penske Auto Group, Inc. (a)	7,100	142,142
The Pep Boys - Manny, Moe & Jack	7,959	101,159
PetSmart, Inc.	18,638	763,226
Pier 1 Imports, Inc. (a)	18,447	187,237
Pre-Paid Legal Services, Inc. (a)	1,376	90,816
PriceSmart, Inc.	2,652	97,169
The Princeton Review, Inc. (a)	6,890	2,631
The Providence Service Corp. (a)	2,600	38,948
RealNetworks, Inc. (a)	14,990	55,763
Regis Corp.	8,615	152,830
Rent-A-Center, Inc.	10,313	360,027
Retail Ventures, Inc. (a)	3,442	59,374
Rollins, Inc.	12,046	244,534
Rue21, Inc. (a)	2,847	81,994
Rush Enterprises, Inc., Class A (a)	5,003	99,059
Saks, Inc. (a)	18,834	213,013
Sally Beauty Co., Inc. (a)	15,200	212,952
Service Corp. International	38,543	426,286
Shoe Carnival, Inc. (a)	1,800	50,490
Shutterfly, Inc. (a)	4,512	236,248
Signet Jewelers Ltd. (a)	13,419	617,542
Sonic Automotive, Inc.	5,494	76,971
Sotheby’s Holdings, Inc., Class A	10,638	559,559
Stage Stores, Inc.	6,011	115,531
Stamps.com, Inc.	2,650	35,378
Standard Parking Corp. (a)	2,781	49,391
Stein Mart, Inc.	4,100	41,451
Stewart Enterprises, Inc., Class A	12,791	97,723
Strayer Education, Inc. (b)	2,193	286,165
Susser Holdings Corp. (a)	1,700	22,253
The Talbots, Inc. (a)	5,546	33,498
Titan Machinery, Inc. (a)	3,008	75,952

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

General Retailers (concluded)
Tractor Supply Co.	11,506	$688,749
Trans World Entertainment Corp. (a)	2,400	4,032
Tuesday Morning Corp. (a)	7,004	34,320
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,544	363,093
VCA Antech, Inc. (a)	13,535	340,811
ValueVision Media, Inc., Class A (a)	5,456	34,700
Weight Watchers International, Inc.	5,570	390,457
West Marine, Inc. (a)	2,476	25,825
The Wet Seal, Inc., Class A (a)	16,291	69,725
Williams-Sonoma, Inc.	15,180	614,790
Winmark Corp.	685	31,599
Zale Corp. (a)	4,996	19,934
Zumiez, Inc. (a)	3,395	89,730

		23,360,422

Health Care Equipment & Services — 5.5%
AMERIGROUP Corp. (a)	8,142	523,124
Abaxis, Inc. (a)	3,674	105,958
Abiomed, Inc. (a)	5,564	80,845
Accuray, Inc. (a)	8,276	74,732
Addus HomeCare Corp. (a)	2,896	14,509
Air Methods Corp. (a)	1,797	120,848
Alere, Inc. (a)	13,300	520,562
Align Technology, Inc. (a)	9,475	194,048
Alliance Healthcare Services, Inc. (a)	5,836	25,795
Allied Healthcare International, Inc. (a)	6,902	17,531
Almost Family, Inc. (a)	1,680	63,235
Alphatec Holdings, Inc. (a)	10,666	28,798
Amedisys, Inc. (a)	4,418	154,630
America Service Group, Inc.	1,437	36,845
American Caresource Holdings, Inc. (a)	5,991	10,065
American Medical Systems
Holdings, Inc. (a)	11,918	257,906
Amsurg Corp. (a)	4,709	119,797
Analogic Corp.	1,989	112,478
AngioDynamics, Inc. (a)	3,853	58,257
Anika Therapeutics, Inc. (a)	2,548	22,830
Animal Health International, Inc. (a)	5,143	21,601
ArthroCare Corp. (a)	4,373	145,796
Assisted Living Concepts, Inc. (a)	1,760	68,886
Atrion Corp.	283	49,375
Beckman Coulter, Inc.	10,924	907,457
Bio-Rad Laboratories, Inc., Class A (a)	3,110	373,635
Bio-Reference Labs, Inc. (a)	4,400	98,736
Biolase Technology, Inc. (a)	6,200	30,196
Bioscript, Inc. (a)	8,208	38,660
Bovie Medical Corp. (a)	5,425	16,818
Brookdale Senior Living, Inc. (a)	15,861	444,108
Bruker BioSciences Corp. (a)	11,659	243,090
CONMED Corp. (a)	4,563	119,916
Cantel Medical Corp.	2,600	66,950
Cardica, Inc. (a)	5,486	19,530
CardioNet, Inc. (a)	4,315	20,669
Catalyst Health Solutions, Inc. (a)	6,131	342,907
Centene Corp. (a)	8,194	270,238

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Cepheid, Inc. (a)	9,596	$268,880
Chindex International, Inc. (a)	2,592	41,602
Clinical Data, Inc. (a)	2,985	90,446
Community Health Systems, Inc. (a)	14,982	599,130
Conceptus, Inc. (a)	4,300	62,135
Contiucare Corp. (a)	7,800	41,730
The Cooper Cos., Inc.	7,166	497,679
Corvel Corp. (a)	1,436	76,366
Covance, Inc. (a)	10,220	559,238
CryoLife, Inc. (a)	5,100	31,110
Cutera, Inc. (a)	2,430	20,825
Cyberonics, Inc. (a)	4,548	144,672
Cynosure, Inc., Class A (a)	2,200	30,558
Daxor Corp.	700	7,210
Delcath Systems Inc. (a)(b)	6,918	50,986
DexCom, Inc. (a)	10,161	157,699
Dynacq Healthcare, Inc. (a)	460	902
Emergency Medical Services Corp. (a)	4,761	302,752
Emeritus Corp. (a)	4,808	122,412
Endologix, Inc. (a)	7,412	50,253
The Ensign Group, Inc.	2,102	67,117
eResearch Technology, Inc. (a)	8,376	56,706
Escalon Medical Corp. (a)	1,399	1,679
Exactech, Inc. (a)	1,574	27,624
Five Star Quality Care, Inc. (a)	5,816	47,284
Fonar Corp. (a)	4,465	7,501
Gentiva Health Services, Inc. (a)	4,650	130,340
Gliatech, Inc. (a)	100	—
HCA Holdings, Inc. (a)	19,436	658,297
HMS Holdings Corp. (a)	4,461	365,133
Haemonetics Corp. (a)	3,947	258,686
Hanger Orthopedic Group, Inc. (a)	5,400	140,562
Hansen Medical, Inc. (a)	8,900	19,669
Health Management Associates, Inc., Class A (a)	39,757	433,351
Health Net, Inc. (a)	15,187	496,615
Healthcare Services Group, Inc.	9,315	163,758
HealthSouth Corp. (a)	15,071	376,474
HealthSpring, Inc. (a)	8,183	305,799
Healthways, Inc. (a)	5,211	80,093
Henry Schein, Inc. (a)	14,421	1,011,922
Hill-Rom Holdings, Inc.	9,815	372,774
Hologic, Inc. (a)	41,029	910,844
Hooper Holmes, Inc. (a)	9,589	7,096
ICU Medical, Inc. (a)	2,353	103,014
IPC The Hospitalist Co., Inc. (a)	2,666	121,063
IRIS International, Inc. (a)	3,192	28,792
Idexx Laboratories, Inc. (a)	9,175	708,494
Immucor, Inc. (a)	10,219	202,132
Insulet Corp. (a)	5,918	122,029
Integra LifeSciences Holdings Corp. (a)	3,030	143,683
Invacare Corp.	5,100	158,712
Kendle International, Inc. (a)	2,800	29,988
Kensey Nash Corp. (a)	2,137	53,233
Kindred Healthcare, Inc. (a)	5,892	140,701
Kinetic Concepts, Inc. (a)	9,963	542,186
LCA-Vision, Inc. (a)	4,084	27,567
LHC Group, Inc. (a)	2,600	78,000
LifePoint Hospitals, Inc. (a)	8,472	340,405

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Lincare Holdings, Inc.	15,628	$463,526
MAKO Surgical Corp. (a)	5,924	143,361
MEDTOX Scientific, Inc.	1,600	26,256
MELA Sciences, Inc. (a)	4,500	15,840
Magellan Health Services, Inc. (a)	5,117	251,142
Masimo Corp.	8,584	284,130
MedCath Corp. (a)	2,856	39,841
Medical Action Industries, Inc. (a)	2,426	20,378
Mednax, Inc. (a)	7,451	496,311
Meridian Bioscience, Inc.	6,525	156,535
Merit Medical Systems, Inc. (a)	4,461	87,525
Metropolitan Health Networks, Inc. (a)	6,473	30,617
Molina Healthcare, Inc. (a)	2,592	103,680
Nanosphere, Inc. (a)	2,891	9,396
National Healthcare Corp.	1,619	75,267
Natus Medical, Inc. (a)	4,669	78,439
Neogen Corp. (a)	3,695	152,899
Neurometrix, Inc. (a)	3,931	2,044
NuVasive, Inc. (a)	6,325	160,149
NxStage Medical, Inc. (a)	5,337	117,307
Omnicell, Inc. (a)	5,585	85,115
OraSure Technologies, Inc. (a)	7,579	59,571
Orthofix International NV (a)	3,068	99,587
Orthovita, Inc. (a)	13,126	27,958
Owens & Minor, Inc.	9,344	303,493
PSS World Medical, Inc. (a)	9,000	244,350
Palomar Medical Technologies, Inc. (a)	3,197	47,475
Parexel International Corp. (a)	9,298	231,520
Pharmaceutical Product Development, Inc.	17,306	479,549
PharMerica Corp. (a)	4,811	55,038
Psychemedics Corp.	1,261	13,934
Quidel Corp. (a)	4,800	57,408
RTI Biologics, Inc. (a)	8,988	25,706
RadNet, Inc. (a)	6,500	22,815
RehabCare Group, Inc. (a)	3,891	143,461
ResMed, Inc. (a)	23,988	719,640
Retractable Technologies, Inc. (a)	1,898	3,132
Rochester Medical Corp. (a)	2,269	26,048
Rockwell Medical Technologies, Inc. (a)	3,200	28,736
Rural/Metro Corp. (a)	3,887	66,234
SRI/Surgical Express, Inc. (a)	1,655	8,110
Select Medical Holdings Corp. (a)	9,357	75,417
Sirona Dental Systems, Inc. (a)	6,381	320,071
Skilled Healthcare Group, Inc., Class A (a)	4,335	62,381
SonoSite, Inc. (a)	2,649	88,265
Spectranetic Corp. (a)	5,840	27,506
Staar Surgical Co. (a)	6,392	35,603
Stereotaxis, Inc. (a)	7,691	29,764
Steris Corp.	8,293	286,440
Sun Healthcare Group, Inc. (a)	3,968	55,830
Sunrise Senior Living, Inc. (a)	7,887	94,092
SurModics, Inc. (a)	2,626	32,825
Symmetry Medical, Inc. (a)	5,630	55,174
Synergetics USA, Inc. (a)	6,079	35,805
Synovis Life Technologies, Inc. (a)	2,772	53,167
Team Health Holdings, Inc. (a)	3,613	63,155
Teleflex, Inc.	6,213	360,230

Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Theragenics Corp. (a)	9,089	$19,087
ThermoGenesis Corp. (a)	4,307	9,002
Thoratec Corp. (a)	9,037	234,329
Tomotherapy, Inc. (a)	8,912	40,728
Trans1, Inc. (a)	5,415	23,393
Transcend Services, Inc. (a)	1,741	41,784
Triple-S Management Corp. (a)	3,020	62,152
US Physical Therapy, Inc.	2,061	46,043
Uluru, Inc. (a)	400	28
Universal American Financial Corp.	6,330	145,020
Universal Health Services, Inc., Class B	14,364	709,725
Urologix, Inc. (a)	2,686	1,692
Utah Medical Products, Inc.	800	23,152
Vascular Solutions, Inc. (a)	2,732	29,806
Volcano Corp. (a)	8,197	209,843
WellCare Health Plans, Inc. (a)	6,532	274,017
West Pharmaceutical Services, Inc.	5,135	229,894
Wright Medical Group, Inc. (a)	6,200	105,462
Zoll Medical Corp. (a)	3,510	157,283

		27,218,957

Household Goods & Home Construction — 1.8%
ACCO Brands Corp. (a)	9,131	87,110
American Greetings Corp., Class A	5,907	139,405
Bassett Furniture Industries, Inc. (a)	2,349	18,440
Beazer Homes USA, Inc. (a)	12,194	55,727
Blount International, Inc. (a)	7,674	122,631
Blyth, Inc.	1,216	39,508
Briggs & Stratton Corp.	8,000	181,200
Brookfield Homes Corp. (a)(b)	1,876	17,634
Cavco Industries, Inc. (a)	1,061	47,915
Central Garden & Pet Co., Class A (a)	9,772	90,000
Church & Dwight Co., Inc.	10,860	861,632
Compx International, Inc.	1,600	25,216
Comstock Homebuilding Cos., Inc., Class A (a)	4,512	6,046
Dixie Group, Inc. (a)	3,186	14,847
Energizer Holdings, Inc. (a)	11,015	783,827
Ethan Allen Interiors, Inc.	4,622	101,222
Flexsteel Industries, Inc.	913	13,832
Forward Industries, Inc. (a)	4,038	15,789
Furniture Brands International, Inc. (a)	5,400	24,570
HNI Corp.	5,763	181,880
Herman Miller, Inc.	9,122	250,764
Hooker Furniture Corp.	1,700	20,332
Hovnanian Enterprises, Inc., Class A (a)	10,644	37,573
Interface, Inc., Class A	8,843	163,507
iRobot Corp. (a)	3,901	128,304
Jarden Corp.	14,584	518,753
KB Home	11,890	147,912
Kid Brands, Inc. (a)	3,550	26,093
Knoll, Inc.	7,624	159,799
L.S. Starrett Co., Class A	700	9,828
La-Z-Boy, Inc. (a)	8,032	76,706
Libbey, Inc. (a)	2,901	47,866
Lifetime Brands, Inc. (a)	2,282	34,230

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
M/I Homes, Inc. (a)	3,600	$53,964
MDC Holdings, Inc.	5,724	145,103
Meritage Homes Corp. (a)	4,755	114,738
Middleby Corp. (a)	2,939	273,974
Mohawk Industries, Inc. (a)	8,730	533,839
NVR, Inc. (a)	887	670,572
National Presto Industries, Inc.	755	85,073
Oil-Dri Corp. of America	954	20,320
Ryland Group, Inc.	6,875	109,312
The Scotts Miracle-Gro Co.	7,078	409,462
Sealy Corp. (a)	8,012	20,350
Select Comfort Corp. (a)	8,855	106,791
Skyline Corp.	1,290	25,865
Standard-Pacific Corp. (a)	17,086	63,731
Stanley Furniture Co., Inc. (a)	3,642	20,104
Steelcase, Inc., Class A	12,903	146,836
Tempur-Pedic International, Inc. (a)	10,474	530,613
Toll Brothers, Inc. (a)	21,485	424,758
Tupperware Corp.	9,959	594,652
Virco Manufacturing Corp.	2,505	8,141
WD-40 Co.	2,540	107,544

		8,915,840

Industrial Engineering — 3.5%
AGCO Corp. (a)(c)	14,652	805,420
Alamo Group, Inc.	1,400	38,430
Albany International Corp., Class A	4,174	103,933
Altra Holdings, Inc. (a)	4,300	101,566
American Railcar Industries, Inc. (a)	1,973	49,246
Astec Industries, Inc. (a)	2,971	110,789
Babcock & Wilcox Co. (a)	18,306	611,054
Broadwind Energy, Inc. (a)	8,333	10,916
Bucyrus International, Inc.	11,912	1,089,352
CIRCOR International, Inc.	3,000	141,060
Cascade Corp.	1,407	62,724
Ceco Environmental Corp. (a)	2,872	17,002
Chicago Rivet & Machine Co.	164	2,895
Clarcor, Inc.	7,831	351,847
Colfax Corp. (a)	4,015	92,144
Columbus McKinnon Corp. (a)	3,093	57,097
Commercial Vehicle Group, Inc. (a)	4,413	78,728
Crane Co.	7,801	377,802
Donaldson Co., Inc.	11,211	687,122
Dynamic Materials Corp.	2,319	64,816
The Eastern Co.	593	11,338
Energy Recovery, Inc. (a)	7,808	24,829
EnPro Industries, Inc. (a)	3,301	119,892
Federal Signal Corp.	9,562	62,249
Flow International Corp. (a)	7,876	34,576
Franklin Electric Co., Inc.	2,957	136,613
Freightcar America, Inc. (a)	2,409	78,317
GATX Corp.	6,200	239,692
Gardner Denver, Inc.	8,208	640,470
The Gorman-Rupp Co.	2,277	89,691
Graco, Inc.	9,491	431,746
Graham Corp.	2,100	50,274
Greenbrier Cos., Inc. (a)	3,766	106,879
H&E Equipment Services, Inc. (a)	4,432	86,468
Hardinge, Inc.	1,900	26,030
Hurco Companies, Inc. (a)	1,571	47,916
IDEX Corp.	12,631	551,343

Common Stocks	Shares	Value

Industrial Engineering (concluded)
John Bean Technologies Corp.	4,380	$84,227
Kadant, Inc. (a)	1,963	51,411
Kaydon Corp.	5,037	197,400
Kennametal, Inc.	12,861	501,579
Key Technology, Inc. (a)	1,100	22,231
Kimball International, Inc., Class B	3,568	24,976
Lincoln Electric Holdings, Inc.	6,731	511,018
Lindsay Manufacturing Co. (b)	2,000	158,040
Lydall, Inc. (a)	3,039	27,017
MFRI, Inc. (a)	1,400	15,736
Manitowoc Co.	20,774	454,535
Materion Corp. (a)	3,361	137,129
Meritor Inc. (a)	14,357	243,638
Met-Pro Corp.	2,537	30,190
Mine Safety Appliances Co.	4,868	178,510
Mueller Industries, Inc.	6,192	226,751
NACCO Industries, Inc., Class A	936	103,587
NN, Inc. (a)	3,590	65,553
Navistar International Corp. (a)	8,662	600,537
Nordson Corp.	4,766	548,376
Oshkosh Corp. (a)	14,424	510,321
PMFG, Inc. (a)	2,482	52,966
Pentair, Inc.	15,252	576,373
Robbins & Myers, Inc.	5,922	272,353
SPX Corp.	7,808	619,877
Sauer-Danfoss, Inc. (a)	1,793	91,318
Spartan Motors, Inc.	5,921	40,618
Standex International Corp.	2,367	89,686
Sun Hydraulics, Inc.	1,970	84,907
Sypris Solutions, Inc. (a)	3,164	13,605
Tecumseh Products Co., Class A (a)	2,248	22,525
Tennant Co.	2,705	113,718
Terex Corp. (a)	17,138	634,792
Timken Co.	12,164	636,177
Toro Co.	4,941	327,193
Trinity Industries, Inc.	12,345	452,691
Twin Disc, Inc.	1,600	51,552
United Capital Corp. (a)	600	16,980
Wabash National Corp. (a)	11,168	129,325
Westinghouse Air Brake Technologies Corp.	7,629	517,475
Williams Controls, Inc.	500	5,530
Woodward Governor Co.	9,078	313,736

		17,348,425

Industrial Metals & Mining — 1.0%
Ampco-Pittsburgh Corp.	1,402	38,667
Carpenter Technology Corp.	7,113	303,796
Century Aluminum Co. (a)	9,266	173,089
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	17,844	308,166
Friedman Industries, Inc.	1,783	18,097
Handy & Harman Ltd. (a)	1,819	21,864
Haynes International, Inc.	2,100	116,445
Horsehead Holding Corp. (a)	7,261	123,800
Intrepid Potash, Inc. (a)	6,808	237,055
Kaiser Aluminum Corp.	2,799	137,851
Olympic Steel, Inc.	1,905	62,503
RTI International Metals, Inc. (a)	4,960	154,504
Reliance Steel & Aluminum Co.	11,829	683,480
Southern Copper Corp.	31,879	1,283,767
Steel Dynamics, Inc.	34,366	645,050

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Synalloy Corp.	1,300	$16,731
USEC, Inc. (a)	17,842	78,505
Universal Stainless & Alloy Products, Inc. (a)	1,283	43,276
Uranium Energy Corp. (a)(b)	10,100	40,299
Uranium Resources, Inc. (a)	16,792	34,927
Worthington Industries, Inc.	9,764	204,263

		4,726,135

Industrial Transportation — 1.6%
Air Transport Services Group, Inc. (a)	9,334	78,872
Aircastle Ltd.	8,171	98,624
Alexander & Baldwin, Inc.	6,476	295,629
Arkansas Best Corp.	4,035	104,587
Atlas Air Worldwide Holdings, Inc. (a)	4,120	287,246
Celadon Group, Inc. (a)	3,706	60,185
Con-way, Inc.	8,572	336,794
Covenant Transport Group, Class A (a)	2,340	21,645
DHT Holdings, Inc.	11,307	54,387
Eagle Bulk Shipping, Inc. (a)	10,861	40,403
Forward Air Corp.	4,725	144,727
Frozen Food Express Industries, Inc. (a)	5,389	18,646
Genco Shipping & Trading Ltd. (a)(b)	4,922	53,010
General Maritime Corp.	13,604	27,888
Genesee & Wyoming, Inc., Class A (a)	6,099	354,962
HUB Group, Inc., Class A (a)	6,129	221,809
Heartland Express, Inc.	9,067	159,217
Horizon Lines, Inc., Class A	5,408	4,597
International Shipholding Corp.	977	24,327
J.B. Hunt Transport Services, Inc.	14,754	670,127
Kansas City Southern (a)	16,064	874,685
Kirby Corp. (a)	8,639	494,928
Knight Transportation, Inc.	9,232	177,716
Landstar System, Inc.	8,048	367,633
Marten Transport Ltd.	2,537	56,575
Old Dominion Freight Line, Inc. (a)	7,406	259,877
Overseas Shipholding Group, Inc.	4,069	130,778
P.A.M. Transportation Services, Inc. (a)	848	10,303
PHH Corp. (a)	8,714	189,704
Pacer International, Inc. (a)	7,000	36,820
Patriot Transportation Holding, Inc. (a)	990	26,482
Quality Distribution, Inc. (a)	3,097	36,699
Railamerica, Inc. (a)	3,149	53,659
SMF Energy Corp. (a)	6,116	9,357
Saia, Inc. (a)	3,200	52,448
Ship Finance International Ltd.	7,068	146,520
Swift Transportation Co. (a)	11,799	173,445
TAL International Group, Inc.	2,027	73,519
Teekay Corp.	6,799	251,087
Textainer Group Holdings Ltd.	2,900	107,764
USA Truck, Inc. (a)	1,458	18,954
UTI Worldwide, Inc.	16,239	328,677
Universal Truckload Services, Inc. (a)	1,102	19,010
Werner Enterprises, Inc.	8,055	213,216

Common Stocks	Shares	Value

Industrial Transportation (concluded)
Willis Lease Finance Corp. (a)	1,130	$14,283
World Fuel Services Corp.	10,966	445,329
YRC Worldwide Inc. (a)	7,159	12,600

		7,639,750

Leisure Goods — 0.7%
Activision Blizzard, Inc.	87,027	954,686
Arctic Cat, Inc. (a)	1,909	29,685
Brunswick Corp.	14,023	356,605
Callaway Golf Co.	11,400	77,748
DTS, Inc. (a)	2,987	139,284
Drew Industries, Inc.	3,268	72,974
Eastman Kodak Co. (a)	41,314	133,444
Emerson Radio Corp. (a)	2,998	7,255
Escalade, Inc.	1,740	9,727
Glu Mobile, Inc. (a)	5,828	25,235
Jakks Pacific, Inc. (a)	5,046	97,640
Koss Corp.	1,133	8,452
Leapfrog Enterprises, Inc. (a)	7,653	33,061
Majesco Entertainment Co. (a)	8,823	27,881
Marine Products Corp. (a)	2,583	20,483
Meade Instruments Corp. (a)	433	1,555
Nautilus, Inc. (a)	5,484	15,849
Polaris Industries, Inc.	5,046	439,103
Pool Corp.	7,484	180,439
RC2 Corp. (a)	3,324	93,404
Steinway Musical Instruments, Inc. (a)	1,310	29,095
THQ, Inc. (a)	10,326	47,087
Take-Two Interactive Software, Inc. (a)	13,641	209,662
Thor Industries, Inc.	5,565	185,704
TiVo, Inc. (a)	18,308	160,378
Universal Electronics, Inc. (a)	2,225	65,771
Winnebago Industries, Inc. (a)	4,904	65,567

		3,487,774

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	9,100	119,392
American Independence Corp. (a)	313	1,690
Amerisafe, Inc. (a)	3,900	86,229
Atlantic American Corp.	1,107	2,380
CNO Financial Group, Inc. (a)	34,946	262,445
Citizens, Inc. (a)	6,658	48,603
Delphi Financial Group, Inc., Class A	7,250	222,648
eHealth, Inc. (a)	4,100	54,530
Employers Holdings, Inc.	5,500	113,630
FBL Financial Group, Inc., Class A	2,120	65,126
Independence Holding Co.	720	5,746
Kansas City Life Insurance Co.	858	27,439
National Western Life Insurance Co., Class A	359	58,248
The Phoenix Cos., Inc. (a)	16,452	44,749
Presidential Life Corp.	3,100	29,543
Protective Life Corp.	13,346	354,336
Stancorp Financial Group, Inc.	7,328	337,967
Symetra Financial Corp.	14,750	200,600

		2,035,301

Media — 2.8%
AH Belo Corp. (a)	2,761	23,082
Acxiom Corp. (a)	12,744	182,876

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (continued)
Arbitron, Inc.	4,351	$174,171
Ascent Media Corp., Class A (a)	2,185	106,737
Avid Technology, Inc. (a)	4,680	104,364
Beasley Broadcasting Group, Inc., Class A (a)	3,489	25,609
Belo Corp., Class A (a)	13,926	122,688
CKx, Inc. (a)	13,091	55,244
CTN Media Group, Inc. (a)	50	—
CSS Industries, Inc.	904	17,040
Charter Communications, Inc. (a)	6,031	305,350
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,200	90,210
ComScore, Inc. (a)	4,355	128,516
Constant Contact, Inc. (a)	4,893	170,766
Courier Corp.	2,237	31,229
Crown Media Holdings, Inc., Class A (a)	6,880	15,962
Cumulus Media, Inc., Class A (a)	6,165	26,756
DG FastChannel, Inc. (a)	4,243	136,709
DISH Network Corp. (a)	33,183	808,338
Dex One Corp. (a)	8,224	39,804
Dolby Laboratories, Inc., Class A (a)	8,257	406,327
DreamWorks Animation SKG, Inc., Class A (a)	10,017	279,775
EW Scripps Co. (a)	4,705	46,579
Emmis Communications Corp., Class A (a)	6,400	6,528
Entercom Communications Corp. (a)	4,015	44,245
Entravision Communications Corp., Class A (a)	7,714	20,905
Factset Research Systems, Inc.	6,820	714,259
Fisher Communications, Inc. (a)	835	25,952
Global Traffic Network, Inc. (a)	2,344	29,230
Gray Television, Inc. (a)	10,300	21,321
Harte-Hanks, Inc.	5,848	69,591
Hollywood Media Corp. (a)	10,217	18,186
IHS, Inc., Class A (a)	7,545	669,619
iBEAM Broadcasting Corp. (a)	80	—
interCLICK, Inc. (a)	4,931	34,764
John Wiley & Sons, Inc., Class A	8,244	419,125
Journal Communications, Inc., Class A (a)	6,294	37,764
Knology, Inc. (a)	5,576	71,986
The Knot, Inc. (a)	5,465	65,853
Lamar Advertising Co., Class A (a)	9,304	343,690
Lee Enterprises, Inc. (a)	7,464	20,153
Liberty Global, Inc. (a)	32,743	1,355,888
Liberty Global, Inc., Series C (a)	3,727	149,043
Liberty Media Corp. - Starz, Series A (a)	8,263	641,209
Liberty Media Holding Corp. - Capital (a)	11,878	875,052
Liberty Media Holding Corp. - Interactive (a)	93,741	1,503,606
Lin TV Corp., Class A (a)	5,168	30,646
Local.com Corp. (a)	4,307	16,754
LodgeNet Interactive Corp. (a)	4,356	15,856
Marchex, Inc., Class B	3,596	28,301
Martha Stewart Living Omnimedia, Inc., Class A (a)	4,241	15,734
McClatchy Co., Class A (a)(b)	9,167	31,168
Media General, Inc., Class A (a)	2,100	14,448

Common Stocks	Shares	Value

Media (concluded)
Meredith Corp.	5,548	$188,188
Morningstar, Inc.	3,635	212,211
National CineMedia, Inc.	9,118	170,233
New Frontier Media, Inc. (a)	7,727	13,677
Nexstar Broadcasting Group, Inc., Class A (a)	2,951	25,585
Nielsen Holdings NV (a)	11,058	301,994
Outdoor Channel Holdings, Inc.	3,320	24,767
PDI, Inc. (a)	2,066	16,755
Primedia, Inc.	3,905	19,017
Radio One, Inc., Class D (a)	5,618	10,955
SPAR Group, Inc. (a)	1,400	2,506
Saga Communications, Inc. (a)	537	18,677
Salem Communications Corp., Class A	3,051	11,441
Schawk, Inc.	2,100	40,824
Scholastic Corp.	3,984	107,727
Sinclair Broadcast Group, Inc., Class A	8,400	105,336
Sirius XM Radio, Inc. (a)(b)	610,324	1,013,138
Spanish Broadcasting System, Inc., Class A (a)	6,546	6,219
SuperMedia, Inc. (a)	2,560	15,974
TechTarget, Inc. (a)	3,159	28,147
TheStreet.com, Inc.	7,781	26,066
Valassis Communications, Inc. (a)	8,038	234,227
Value Line, Inc.	493	7,296
ValueClick, Inc. (a)	13,430	194,198
Vertro, Inc. (a)	2,301	8,100
Warner Music Group Corp. (a)	8,985	60,828
WebMD Health Corp., Class A (a)	9,500	507,490
WebMediaBrands, Inc. (a)	7,634	10,688

		13,971,272

Mining — 1.6%
AMCOL International Corp.	4,398	158,240
Allied Nevada Gold Corp. (a)	12,897	457,585
Alpha Natural Resources, Inc. (a)	18,946	1,124,824
Arch Coal, Inc.	25,796	929,688
Capital Gold Corp. (a)	10,689	68,730
Cloud Peak Energy, Inc. (a)	9,384	202,601
Coeur d’Alene Mines Corp. (a)	13,911	483,825
Compass Minerals International, Inc.	5,253	491,313
Evergreen Energy, Inc. (a)	5,797	17,971
General Moly, Inc. (a)	9,498	51,099
Hecla Mining Co. (a)	40,535	368,058
International Coal Group, Inc. (a)	28,581	322,965
James River Coal Co. (a)	4,619	111,641
Molycorp, Inc. (a)	8,691	521,634
Patriot Coal Corp. (a)	12,317	318,148
Royal Gold, Inc.	8,409	440,632
Solitario Exploration & Royalty Corp. (a)	9,338	33,523
Stillwater Mining Co. (a)	7,849	179,978
Timberline Resources Corp. (a)	15,011	14,486
US Gold Corp. (a)	16,786	148,220
Vista Gold Corp. (a)	8,757	35,028
Walter Industries, Inc.	8,419	1,140,185
Westmoreland Coal Co. (a)	2,341	34,296

		7,654,670

[14]	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mobile Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	1,438	$53,479
Crown Castle International Corp. (a)	39,268	1,670,853
Globalstar, Inc. (a)	12,631	16,041
Leap Wireless International, Inc. (a)	10,054	155,736
NII Holdings, Inc. (a)	26,301	1,095,963
NTELOS Holdings Corp.	5,300	97,573
ORBCOMM, Inc. (a)	8,279	27,321
SBA Communications Corp., Class A (a)	18,541	735,707
Shenandoah Telecom Co.	3,580	64,655
Telephone & Data Systems, Inc.	11,384	383,641
Telephone & Data Systems, Inc., Special Shares	2,900	85,608
U.S. Cellular Corp. (a)	2,435	125,378
USA Mobility, Inc.	4,838	70,103

		4,582,058

Nonlife Insurance — 3.3%
21st Century Holding Co.	2,379	7,327
Affirmative Insurance Holdings, Inc. (a)	3,097	7,835
Alleghany Corp. (a)	1,160	383,851
Allied World Assurance Co. Holdings, Ltd.	7,203	451,556
American Financial Group, Inc.	12,118	424,372
American National Insurance Co.	2,182	172,749
American Safety Insurance Holdings Ltd. (a)	2,491	53,382
AmTrust Financial Services, Inc.	4,300	82,001
Arch Capital Group Ltd. (a)	7,528	746,702
Argo Group International Holdings Ltd.	4,958	163,812
Arthur J. Gallagher & Co.	17,070	519,099
Aspen Insurance Holdings Ltd.	11,193	308,479
Assured Guaranty Ltd.	26,502	394,880
Axis Capital Holdings Ltd.	18,895	659,813
Baldwin & Lyons, Inc., Class B	1,328	31,102
Brown & Brown, Inc.	18,569	479,080
CNA Financial Corp.	4,437	131,113
CNA Surety Corp. (a)	2,570	64,918
Donegal Group, Inc., Class A	1,858	24,841
EMC Insurance Group, Inc.	1,100	27,313
Eastern Insurance Holdings, Inc.	1,900	24,700
Endurance Specialty Holdings Ltd.	7,369	359,755
Enstar Group Ltd. (a)	1,663	166,100
Erie Indemnity Co., Class A	4,600	327,106
Everest Re Group Ltd.	7,935	699,708
FPIC Insurance Group, Inc. (a)	1,974	74,815
First Acceptance Corp. (a)	1,327	2,548
First American Financial Corp.	16,282	268,653
Flagstone Reinsurance Holdings SA	5,478	49,357
Global Indemnity Plc (a)	2,438	53,587
Greenlight Capital Re Ltd. (a)	4,843	136,621
HCC Insurance Holdings, Inc.	18,093	566,492
The Hanover Insurance Group, Inc.	6,913	312,813
Harleysville Group, Inc.	1,852	61,357
Hilltop Holdings, Inc. (a)	7,121	71,495
Horace Mann Educators Corp.	5,995	100,716
Infinity Property & Casualty Corp.	1,987	118,207

Common Stocks	Shares	Value

Nonlife Insurance (concluded)
InsWeb Corp. (a)	1,498	$11,205
Life Partners Holdings, Inc.	2,288	18,396
MBIA, Inc. (a)	24,741	248,400
Maiden Holdings Ltd.	10,261	76,855
Markel Corp. (a)	1,480	613,386
Meadowbrook Insurance Group, Inc.	8,571	88,710
Mercury General Corp.	4,105	160,629
Montpelier Re Holdings Ltd.	11,153	197,074
National Interstate Corp.	1,192	24,853
National Security Group, Inc.	120	1,567
Navigators Group, Inc. (a)	1,875	96,563
Old Republic International Corp.	37,926	481,281
OneBeacon Insurance Group Ltd.	4,600	62,238
PartnerRe Ltd.	10,518	833,446
Platinum Underwriters Holdings Ltd.	6,636	252,765
ProAssurance Corp. (a)	4,969	314,886
RLI Corp.	2,681	154,560
Reinsurance Group of America, Inc.	10,656	668,984
RenaissanceRe Holdings Ltd.	8,649	596,695
Safety Insurance Group, Inc.	2,386	110,018
SeaBright Holdings, Inc.	4,700	48,175
Selective Insurance Group, Inc.	7,878	136,289
State Auto Financial Corp.	1,824	33,233
Tower Group, Inc.	6,270	150,668
Transatlantic Holdings, Inc.	9,860	479,886
Unico American Corp.	819	7,985
United Fire & Casualty Co.	3,499	70,715
Unitrin, Inc.	6,949	214,585
Universal Insurance Holdings, Inc.	6,100	33,062
Validus Holdings Ltd.	13,196	439,823
W.R. Berkley Corp.	20,264	652,703
Wesco Financial Corp.	208	80,954
White Mountains Insurance Group, Inc.	1,080	393,336

		16,282,180

Oil & Gas Producers — 4.2%
ATP Oil & Gas Corp. (a)(b)	7,176	129,957
Abraxas Petroleum Corp. (a)	14,743	86,247
Adams Resources & Energy, Inc.	800	22,880
Alon USA Energy, Inc.	2,109	28,893
Apco Oil and Gas International, Inc.	1,589	136,273
Approach Resources, Inc. (a)	3,393	114,005
BPZ Resources, Inc. (a)	17,741	94,205
Barnwell Industries, Inc. (a)	2,673	19,165
Berry Petroleum Co., Class A	7,564	381,604
Bill Barrett Corp. (a)	6,623	264,324
Brigham Exploration Co. (a)	18,619	692,254
CREDO Petroleum Corp. (a)	1,977	25,286
CVR Energy, Inc. (a)	11,745	272,014
Callon Petroleum Co. (a)	6,685	51,942
Carrizo Oil & Gas, Inc. (a)	5,282	195,064
Cheniere Energy, Inc. (a)	10,097	94,003
Cimarex Energy Co.	13,333	1,536,495
Clayton Williams Energy, Inc. (a)	1,534	162,144
Cobalt International Energy, Inc. (a)	16,418	275,987
Comstock Resources, Inc. (a)	7,302	225,924
Concho Resources, Inc. (a)	14,977	1,607,032
Contango Oil & Gas Co. (a)	2,304	145,705
Continental Resources, Inc. (a)	5,129	366,570

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Delek US Holdings, Inc.	2,063	$27,974
Delta Petroleum Corp. (a)	24,435	22,236
Double Eagle Pete & Mining Co. (a)	4,983	45,345
EXCO Resources, Inc.	27,335	564,741
Endeavour International Corp. (a)	4,511	57,290
Energen Corp.	11,486	724,996
FX Energy, Inc. (a)	7,642	63,887
Forest Oil Corp. (a)	18,034	682,226
Frontier Oil Corp.	16,396	480,731
GMX Resources, Inc. (a)	8,278	51,075
Gasco Energy, Inc. (a)	5,700	2,679
GeoMet, Inc. (a)	7,532	12,352
GeoPetro Resources Co. (a)	9,626	6,180
GeoResources, Inc. (a)	3,090	96,624
Goodrich Petroleum Corp. (a)	4,488	99,723
Gulfport Energy Corp. (a)	4,737	171,243
Harvest Natural Resources, Inc. (a)	6,264	95,463
Holly Corp.	7,096	431,153
Houston American Energy Corp.	3,717	57,279
Kodiak Oil & Gas Corp. (a)	15,000	100,500
Magnum Hunter Resources Corp. (a)	12,798	109,679
McMoRan Exploration Co. (a)	15,657	277,285
Northern Oil And Gas, Inc. (a)	8,966	239,392
Oasis Petroleum, Inc. (a)	6,923	218,905
Panhandle Oil & Gas, Inc.	1,477	46,747
Penn Virginia Corp.	7,043	119,449
PetroHawk Energy Corp. (a)	47,850	1,174,239
Petroleum Development Corp. (a)	3,759	180,470
Petroquest Energy, Inc. (a)	9,460	88,546
Plains Exploration & Production Co. (a)	22,166	803,074
PostRock Energy Corp. (a)	3,489	22,295
Quicksilver Resources, Inc. (a)	19,477	278,716
Ram Energy Resources, Inc. (a)	13,020	27,082
Resolute Energy Corp. (a)	7,794	141,383
Rex Energy Corp. (a)	5,835	67,978
Rosetta Resources, Inc. (a)	8,451	401,761
SM Energy Co.	10,046	745,313
SandRidge Energy, Inc. (a)	59,664	763,699
Southern Union Co.	18,458	528,268
Stone Energy Corp. (a)	6,800	226,916
Swift Energy Co. (a)	6,701	285,999
Syntroleum Corp. (a)	13,115	29,640
Toreador Resources Corp. (a)	4,100	44,198
Tri-Valley Corp. (a)	9,954	4,977
US Energy Corp. Wyoming (a)	5,200	32,552
Ultra Petroleum Corp. (a)	24,109	1,187,368
Vaalco Energy, Inc. (a)	9,569	74,255
Venoco, Inc. (a)	3,850	65,797
W&T Offshore, Inc.	5,887	134,165
Warren Resources, Inc. (a)	14,327	72,924
Western Refining, Inc. (a)(b)	8,643	146,499
Whiting Petroleum Corp. (a)	18,648	1,369,696
Zion Oil & Gas, Inc. (a)	6,994	33,711

		20,664,648

Oil Equipment, Services & Distribution — 2.9%
Atwood Oceanics, Inc. (a)	9,036	419,542
Basic Energy Services, Inc. (a)	4,147	105,790
Bolt Technology Corp. (a)	2,183	29,558
Brenham Oil & Gas, Inc. (a)	5,673	340

Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
Bristow Group, Inc. (a)	5,549	$262,468
Bronco Drilling Co., Inc. (a)	5,601	63,291
CARBO Ceramics, Inc.	3,251	458,781
Cal Dive International, Inc. (a)	15,492	108,134
Chart Industries, Inc. (a)	4,700	258,688
Complete Production Services, Inc. (a)	11,766	374,277
Crosstex Energy, Inc.	8,100	80,595
Dawson Geophysical Co. (a)	1,775	77,887
Dresser-Rand Group, Inc. (a)	13,233	709,554
Dril-Quip, Inc. (a)	4,973	393,016
Exterran Holdings, Inc. (a)	10,106	239,815
Flotek Industries, Inc. (a)	6,917	58,172
Geokinetics, Inc. (a)	2,234	18,810
Global Industries Ltd. (a)	17,030	166,724
Gulf Island Fabrication, Inc.	2,202	70,838
Gulfmark Offshore, Inc., Class A (a)	4,295	191,170
Helix Energy Solutions Group, Inc. (a)	16,699	287,223
Hercules Offshore, Inc. (a)	18,700	123,607
Hornbeck Offshore Services, Inc. (a)	3,944	121,672
ION Geophysical Corp. (a)	18,729	237,671
Key Energy Services, Inc. (a)	22,741	353,623
Kinder Morgan, Inc. (a)	15,381	455,893
Lufkin Industries, Inc.	4,792	447,908
Matrix Service Co. (a)	5,200	72,280
McDermott International, Inc. (a)	36,331	922,444
Mitcham Industries, Inc. (a)	1,700	23,205
NGAS Resources, Inc. (a)	4,700	3,243
Natural Gas Services Group (a)	2,390	42,446
Newpark Resources, Inc. (a)	14,485	113,852
OGE Energy Corp.	15,467	782,012
OYO Geospace Corp. (a)	887	87,441
Oceaneering International, Inc. (a)	8,675	775,979
Oil States International, Inc. (a)	8,097	616,506
PHI, Inc. (a)	2,359	52,181
Parker Drilling Co. (a)	18,403	127,165
Patterson-UTI Energy, Inc.	24,603	723,082
Pioneer Drilling Co. (a)	8,275	114,195
Pride International, Inc. (a)	25,244	1,084,230
RPC, Inc.	7,970	201,800
SEACOR Holdings, Inc.	3,390	313,439
SemGroup Corp. (a)	6,189	174,282
Sulphco, Inc. (a)	12,700	1,800
Superior Energy Services, Inc. (a)	12,648	518,568
Tesco Corp. (a)	5,431	119,210
Tetra Technologies, Inc. (a)	12,214	188,096
Tidewater, Inc.	8,231	492,625
Union Drilling, Inc. (a)	2,700	27,675
Unit Corp. (a)	7,560	468,342

		14,161,145

Personal Goods — 1.5%
Alberto-Culver Co.	13,896	517,904
American Apparel, Inc. (a)	4,944	4,765
Carter’s, Inc. (a)	9,381	268,578
Charles & Colvard Ltd. (a)	4,480	16,845
Cherokee, Inc.	2,245	38,749
Columbia Sportswear Co.	2,263	134,467
Crocs, Inc. (a)	13,738	245,086
Culp, Inc. (a)	2,100	19,488

16	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Goods (concluded)
Deckers Outdoor Corp. (a)	6,131	$528,186
Elizabeth Arden, Inc. (a)	4,500	135,045
Fossil, Inc. (a)	7,468	699,378
G-III Apparel Group, Ltd. (a)	2,533	95,190
Hanesbrands, Inc. (a)	14,933	403,788
Heelys, Inc. (a)	3,956	9,099
Helen of Troy Ltd. (a)	4,614	135,652
Iconix Brand Group, Inc. (a)	11,572	248,567
Inter Parfums, Inc.	2,450	45,349
Joe’s Jeans, Inc. (a)	11,900	12,614
The Jones Group, Inc.	13,524	185,955
K-Swiss, Inc., Class A (a)	4,568	51,481
Kenneth Cole Productions, Inc., Class A (a)	2,039	26,446
Lacrosse Footwear, Inc.	920	16,864
Lakeland Industries, Inc. (a)	1,210	10,793
Liz Claiborne, Inc. (a)(b)	14,641	78,915
Maidenform Brands, Inc. (a)	3,699	105,680
Movado Group, Inc. (a)	2,790	40,957
Nu Skin Enterprises, Inc., Class A	8,805	253,144
Orchids Paper Products Co.	1,900	22,990
Oxford Industries, Inc.	2,261	77,304
Parlux Fragrances, Inc. (a)	3,918	12,303
Perry Ellis International, Inc. (a)	2,219	61,067
Phillips-Van Heusen Corp.	9,681	629,555
Physicians Formula Holdings, Inc. (a)	3,138	14,749
Quiksilver, Inc. (a)	20,558	90,866
Revlon, Inc., Class A (a)	2,493	39,564
Rocky Brands, Inc. (a)	1,288	19,681
Skechers U.S.A., Inc., Class A (a)	5,187	106,541
Steven Madden Ltd. (a)	4,050	190,066
Superior Uniform Group, Inc.	1,500	17,415
Tandy Brands Accessories, Inc. (a)	1,401	4,007
Timberland Co., Class A (a)	6,840	282,424
True Religion Apparel, Inc. (a)	4,200	98,574
Under Armour, Inc., Class A (a)	6,066	412,791
Unifi, Inc. (a)	2,471	42,001
Volcom, Inc.	2,756	51,069
The Warnaco Group, Inc. (a)	7,002	400,444
Weyco Group, Inc.	1,312	32,091
Wolverine World Wide, Inc.	7,602	283,403

		7,217,890

Pharmaceuticals & Biotechnology — 4.5%
AMAG Pharmaceuticals, Inc. (a)	3,389	56,596
ARCA Biopharma, Inc. (a)	2,871	7,321
AVI BioPharma, Inc. (a)	19,500	36,465
Aastrom Biosciences, Inc. (a)	9,276	23,190
Acadia Pharmaceuticals, Inc. (a)	8,113	13,143
Achillion Pharmaceuticals, Inc. (a)	9,800	70,070
Acorda Therapeutics, Inc. (a)	6,495	150,684
Acura Pharmaceuticals, Inc. (a)(b)	3,892	12,299
Adolor Corp. (a)	14,836	20,919
Affymax, Inc. (a)	3,829	22,476
Affymetrix, Inc. (a)	10,960	57,102
Agenus, Inc. (a)	19,812	18,029
Akorn, Inc. (a)	10,849	62,599
Albany Molecular Research, Inc. (a)	3,531	15,042
Alexion Pharmaceuticals, Inc. (a)	14,304	1,411,519
Alexza Pharmaceuticals, Inc. (a)(b)	11,241	19,110
Alkermes, Inc. (a)	15,152	196,218

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Allos Therapeutics, Inc. (a)	13,864	$43,949
Alnylam Pharmaceuticals, Inc. (a)	6,086	58,243
Amicus Therapeutics, Inc. (a)	3,605	25,559
Amylin Pharmaceuticals, Inc. (a)	20,871	237,303
Anadys Pharmaceuticals, Inc. (a)	15,079	17,492
Ardea Biosciences, Inc. (a)	2,869	82,312
Arena Pharmaceuticals, Inc. (a)(b)	20,340	28,273
Ariad Pharmaceuticals, Inc. (a)	20,918	157,303
Arqule, Inc. (a)	6,911	49,483
Array Biopharma, Inc. (a)	11,675	35,725
AspenBio Pharma, Inc. (a)	1,794	1,525
Auxilium Pharmaceuticals, Inc. (a)	7,599	163,151
Avanir Pharmaceuticals, Inc. (a)	15,859	64,705
BioCryst Pharmaceuticals, Inc. (a)(b)	4,948	18,753
Biodel, Inc. (a)	5,189	10,897
BioMarin Pharmaceuticals, Inc. (a)	16,477	414,067
BioMimetic Therapeutics, Inc. (a)	3,896	51,077
Biosante Pharmaceuticals, Inc. (a)	15,303	30,300
CPEX Pharmaceuticals, Inc. (a)	517	14,088
Cadence Pharmaceuticals, Inc. (a)(b)	6,597	60,758
Caliper Life Sciences, Inc. (a)	8,014	54,175
Capstone Therapeutics Corp. (a)	4,100	1,820
Caraco Pharmaceutical Laboratories Ltd. (a)	1,992	10,358
Cel-Sci Corp. (a)	23,000	14,513
Celera Corp. (a)	12,950	105,024
Cell Therapeutics, Inc. (a)	79,042	29,404
Celldex Therapeutics, Inc. (a)	7,466	30,013
Cerus Corp. (a)(b)	10,900	31,501
Charles River Laboratories International, Inc. (a)	10,579	406,022
Chelsea Therapeutics International, Inc. (a)	8,833	34,449
Columbia Laboratories, Inc. (a)	15,433	58,182
Cubist Pharmaceuticals, Inc. (a)	9,384	236,852
Cumberland Pharmaceuticals, Inc. (a)	2,977	16,463
Curis, Inc. (a)	14,000	45,500
Cytokinetics, Inc. (a)	9,054	13,490
Cytori Therapeutics, Inc. (a)	6,949	54,411
CytRx Corp. (a)	24,700	21,738
Dendreon Corp. (a)	22,895	856,960
Depomed, Inc. (a)	8,325	83,583
Discovery Laboratories, Inc. (a)	3,749	6,936
Durect Corp. (a)	13,404	48,254
Dusa Pharmaceuticals, Inc. (a)	7,564	39,333
Dyax Corp. (a)	17,671	28,450
Dynavax Technologies Corp. (a)	17,887	49,368
Emergent Biosolutions, Inc. (a)	3,704	89,489
Endo Pharmaceuticals Holdings, Inc. (a)	16,391	625,481
Entremed, Inc. (a)	2,859	14,695
Enzo Biochem, Inc. (a)	6,317	26,468
Enzon Pharmaceuticals, Inc. (a)	9,240	100,716
EpiCept Corp. (a)	4,465	3,215
Exact Sciences Corp. (a)	7,935	58,402
Exelixis, Inc. (a)	17,459	197,287
Furiex Pharmaceuticals, Inc. (a)	1,606	27,109
GTx, Inc. (a)	4,544	11,678
Gen-Probe, Inc. (a)	7,795	517,198

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
General Liquidating Trust Certificates (a)	566	$1
Genomic Health, Inc. (a)	2,680	65,928
GenVec, Inc. (a)	21,538	8,531
Geron Corp. (a)	19,161	96,763
Halozyme Therapeutics, Inc. (a)	13,876	93,108
Harvard Bioscience, Inc. (a)	5,782	32,842
Hemispherx Biopharma, Inc. (a)	9,683	4,474
Hi-Tech Pharmacal Co., Inc. (a)	1,706	34,342
Human Genome Sciences, Inc. (a)	29,751	816,665
Idenix Pharmaceuticals, Inc. (a)	8,121	26,962
Idera Pharmaceuticals, Inc. (a)	6,595	17,477
Illumina, Inc. (a)(b)	19,759	1,384,513
ImmunoGen, Inc. (a)	11,075	100,450
Immunomedics, Inc. (a)	13,200	50,424
Impax Laboratories, Inc. (a)	9,925	252,591
Incyte Corp. (a)	18,354	290,911
Infinity Pharmaceuticals, Inc. (a)	4,265	25,078
Inovio Pharmaceuticals, Inc. (a)	16,169	17,786
Insmed, Inc. (a)	1,360	9,126
Inspire Pharmaceuticals, Inc. (a)	10,456	41,406
InterMune, Inc. (a)	7,266	342,883
Ironwood Pharmaceuticals, Inc. (a)	7,712	107,968
Isis Pharmaceuticals, Inc. (a)	15,003	135,627
Ista Pharmaceuticals, Inc. (a)	5,300	53,689
Jazz Pharmaceuticals, Inc. (a)	3,602	114,724
K-V Pharmaceutical Co., Class A (a)	9,818	58,810
Keryx Biopharmaceuticals, Inc. (a)	10,262	51,310
Lexicon Genetics, Inc. (a)	36,523	61,359
Ligand Pharmaceuticals, Inc. (a)	1,929	19,290
Luminex Corp. (a)	7,006	131,433
MAP Pharmaceuticals, Inc. (a)	3,209	44,252
MannKind Corp. (a)	13,891	50,702
Marina Biotech, Inc. (a)	7,456	5,368
Maxygen, Inc.	6,900	35,880
Medicines Co. (a)	8,385	136,592
Medicis Pharmaceutical Corp., Class A	8,957	286,982
Medivation, Inc. (a)	5,579	103,993
Micromet, Inc. (a)	14,998	84,139
Momenta Pharmaceuticals, Inc. (a)	6,598	104,578
Myrexis, Inc. (a)	6,400	24,704
Myriad Genetics, Inc. (a)	14,874	299,711
NPS Pharmaceuticals, Inc. (a)	10,942	104,715
Nabi Biopharmaceuticals (a)	7,810	45,376
Nektar Therapeutics (a)	18,170	172,070
Neurocrine Biosciences, Inc. (a)	9,532	72,348
Nile Therapeutics, Inc. (a)	4,900	4,018
Novavax, Inc. (a)	15,529	40,220
Obagi Medical Products, Inc. (a)	2,962	37,440
OncoGenex Pharmaceutical, Inc. (a)	1,776	27,244
Onyx Pharmaceuticals, Inc. (a)	9,934	349,478
Opko Health, Inc. (a)	21,445	79,990
Optimer Pharmaceuticals, Inc. (a)	6,025	71,276
Orchid Cellmark, Inc. (a)	8,176	16,597
Orexigen Therapeutics, Inc. (a)	6,188	17,388
Osiris Therapeutics, Inc. (a)	3,809	27,653
Oxigene Inc. (a)	2,431	4,254
PDL BioPharma, Inc.	22,851	132,536
Pain Therapeutics, Inc.	6,050	57,838
Palatin Technologies, Inc. (a)	5,441	5,604

Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Par Pharmaceutical Cos., Inc. (a)	5,368	$166,837
Peregrine Pharmaceuticals, Inc. (a)	11,436	26,989
Perrigo Co.	13,395	1,065,170
Pharmacyclics, Inc. (a)	7,727	45,512
Pharmasset, Inc. (a)	4,560	358,918
Poniard Pharmaceuticals, Inc. (a)	933	400
Pozen, Inc. (a)	4,882	26,216
Prestige Brands Holdings, Inc. (a)	8,032	92,368
Progenics Pharmaceuticals, Inc. (a)	5,457	33,724
Questcor Pharmaceuticals, Inc. (a)	9,142	131,736
RXi Pharmaceuticals Corp. (a)	3,751	5,176
Raptor Pharmaceutical Corp. (a)	6,505	22,442
Regeneron Pharmaceuticals, Inc. (a)	11,047	496,452
Repligen Corp. (a)	8,213	30,799
Repros Therapeutics, Inc. (a)	4,587	25,366
Rexahn Pharmaceuticals, Inc. (a)	14,643	17,279
Rigel Pharmaceuticals, Inc. (a)	8,255	58,693
SIGA Technologies, Inc. (a)	5,935	71,813
Salix Pharmaceuticals Ltd. (a)	8,139	285,109
Sangamo Biosciences, Inc. (a)(b)	7,446	62,025
Santarus, Inc. (a)	9,200	31,464
Savient Pharmaceuticals, Inc. (a)	10,900	115,540
Sciclone Pharmaceuticals, Inc. (a)	8,816	35,617
Seattle Genetics, Inc. (a)	15,154	235,948
Sequenom, Inc. (a)	15,014	95,039
Somaxon Pharmaceuticals, Inc. (a)(b)	8,130	23,008
Spectrum Pharmaceuticals, Inc. (a)	8,594	76,401
StemCells, Inc. (a)	22,301	20,294
Strategic Diagnostics, Inc. (a)	5,000	11,250
Sucampo Pharmaceuticals, Inc., Class A (a)	900	3,780
SuperGen, Inc. (a)	8,528	26,437
Synta Pharmaceuticals Corp. (a)	4,762	25,048
Talecris Biotherapeutics Holdings Corp. (a)	10,048	269,286
Targacept, Inc. (a)	3,932	104,552
Techne Corp.	5,894	422,010
Telik, Inc. (a)	12,066	10,859
Theravance, Inc. (a)	10,004	242,297
Threshold Pharmaceuticals, Inc. (a)	7,650	11,781
Transcept Pharmaceuticals, Inc. (a)	1,360	11,138
Trimeris, Inc. (a)	6,486	16,280
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	8,004	536,428
Vanda Pharmaceuticals, Inc. (a)	4,973	36,253
Vertex Pharmaceuticals, Inc. (a)	32,064	1,536,828
Vical, Inc. (a)	12,683	37,542
ViroPharma, Inc. (a)	12,379	246,342
Vivus, Inc. (a)	12,944	80,123
XOMA Ltd. (a)	4,226	11,917
Xenoport, Inc. (a)	5,566	33,006

		21,925,191

Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	500	1,545
Avatar Holdings, Inc. (a)	1,422	28,141
Brookfield Properties Corp.	40,818	723,295

18	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
Consolidated-Tomoka Land Co.	1,013	$32,821
Forest City Enterprises, Inc., Class A (a)	19,399	365,283
Forestar Group, Inc. (a)	5,723	108,852
Grubb & Ellis Co. (a)	12,319	9,855
HFF, Inc., Class A (a)	5,141	77,321
The Howard Hughes Corp. (a)	6,011	424,617
Jones Lang LaSalle, Inc.	6,712	669,455
LoopNet, Inc. (a)	5,287	74,811
Market Leader, Inc. (a)	6,718	16,795
Maui Land & Pineapple Co., Inc. (a)	4,767	27,172
Move, Inc. (a)	27,555	65,856
Reis, Inc. (a)	2,000	15,800
The St. Joe Co. (a)	14,261	357,523
Stratus Properties, Inc. (a)	654	8,600
Tejon Ranch Co. (a)	2,579	94,753
Thomas Properties Group, Inc.	6,170	20,670
Transcontinental Realty Investors, Inc. (a)	393	1,395
ZipRealty, Inc. (a)	4,353	12,624

		3,137,184

Real Estate Investment Trusts (REITs) — 7.1%
AMB Property Corp.	26,474	952,270
ARMOUR Residential REIT, Inc.	5,493	41,637
Acadia Realty Trust	6,650	125,818
Agree Realty Corp.	2,200	49,390
Alexander’s, Inc.	586	238,473
Alexandria Real Estate Equities, Inc.	8,766	683,485
American Campus Communities, Inc.	10,685	352,605
American Capital Agency Corp.	9,621	280,356
Annaly Capital Management, Inc.	120,344	2,100,003
Anworth Mortgage Asset Corp.	17,800	126,202
Apollo Commercial Real Estate Finance, Inc.	4,030	65,890
Arbor Realty Trust, Inc. (a)	5,652	32,103
Arlington Asset Investment Corp.	1,236	37,624
Ashford Hospitality Trust, Inc.	9,606	105,858
Associated Estates Realty Corp.	7,376	117,131
BRE Properties	10,251	483,642
BRT Realty Trust (a)	2,375	15,366
BioMed Realty Trust, Inc.	20,189	383,995
Brandywine Realty Trust	20,754	251,954
CBL & Associates Properties, Inc.	21,794	379,651
Camden Property Trust	10,904	619,565
Capital Trust, Inc. (a)	8,480	19,419
CapLease, Inc.	9,789	53,644
Capstead Mortgage Corp.	10,600	135,468
Cedar Shopping Centers, Inc.	8,190	49,386
Chatham Lodging Trust	2,939	47,759
Chesapeake Lodging Trust	3,882	67,586
Chimera Investment Corp.	158,578	627,969
Cogdell Spencer, Inc.	8,658	51,429
Colonial Properties Trust	12,110	233,117
Colony Financial, Inc.	3,129	58,919
CommonWealth REIT	10,666	276,996
Corporate Office Properties Trust	10,463	378,133
Cousins Properties, Inc.	13,876	115,865

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Cypress Sharpridge Investments, Inc.	12,200	$154,696
DCT Industrial Trust, Inc.	31,989	177,539
Developers Diversified Realty Corp.	30,707	429,898
DiamondRock Hospitality Co.	24,094	269,130
Digital Realty Trust, Inc.	14,401	837,274
Douglas Emmett, Inc.	19,211	360,206
Duke Realty Corp.	39,752	556,926
Dupont Fabros Technology, Inc.	9,608	232,994
Eastgroup Properties, Inc.	5,052	222,136
Education Realty Trust, Inc.	11,390	91,462
Entertainment Properties Trust	7,334	343,378
Equity Lifestyle Properties, Inc.	5,014	289,057
Equity One, Inc.	8,076	151,587
Essex Property Trust, Inc.	5,102	632,648
Extra Space Storage, Inc.	13,632	282,319
Federal Realty Investment Trust	9,637	785,994
FelCor Lodging Trust, Inc. (a)	16,274	99,760
First Industrial Realty Trust, Inc. (a)	9,431	112,135
First Potomac Realty Trust	7,970	125,527
Franklin Street Properties Corp.	10,667	150,085
General Growth Properties, Inc.	62,302	964,435
Getty Realty Corp.	4,176	95,547
Gladstone Commercial Corp.	3,000	54,720
Glimcher Realty Trust	16,685	154,336
Government Properties Income Trust	4,773	128,203
Gramercy Capital Corp. (a)	9,039	38,325
Hatteras Financial Corp.	8,604	241,944
Healthcare Realty Trust, Inc.	9,828	223,096
Hersha Hospitality Trust	24,685	146,629
Highwoods Properties, Inc.	9,950	348,349
Home Properties, Inc.	5,882	346,744
Hospitality Properties Trust	19,457	450,430
Inland Real Estate Corp.	11,758	112,171
InvesCo. Mortgage Capital, Inc.	7,870	171,959
Investors Real Estate Trust	12,940	122,930
iStar Financial, Inc. (a)	15,323	140,665
Kilroy Realty Corp.	8,137	315,960
Kite Realty Group Trust	10,224	54,289
LTC Properties, Inc.	3,737	105,907
LTC-Amerivest Liquidating Trust (a)	4,400	—
LaSalle Hotel Properties	11,223	303,021
Lexington Corporate Properties Trust	17,637	164,906
Liberty Property Trust	17,662	581,080
MFA Financial, Inc.	41,445	339,849
MPG Office Trust, Inc. (a)	8,442	31,320
The Macerich Co.	20,495	1,015,117
Mack-Cali Realty Corp.	12,388	419,953
Medical Properties Trust, Inc.	17,559	203,158
Mid-America Apartment Communities, Inc.	5,251	337,114
Mission West Properties, Inc.	5,252	34,506
Monmouth Real Estate Investment Corp., Class A	6,574	53,973
National Health Investors, Inc.	3,682	176,441
National Retail Properties, Inc.	12,679	331,302
Nationwide Health Properties, Inc.	21,333	907,292
New York Mortgage Trust, Inc.	3,300	23,463
NorthStar Realty Finance Corp.	12,123	64,858
Omega Healthcare Investors, Inc.	15,331	342,495

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
One Liberty Properties, Inc.	2,423	$36,539
PMC Commercial Trust	3,677	31,880
PS Business Parks, Inc.	3,129	181,294
Parkway Properties, Inc.	3,437	58,429
Pebblebrook Hotel Trust	6,676	147,873
Pennsylvania Real Estate Investment Trust	9,000	128,430
PennyMac Mortgage Investment Trust (d)	4,147	76,263
Piedmont Office Realty Trust, Inc.	20,571	399,283
Post Properties, Inc.	7,616	298,928
Potlatch Corp.	6,141	246,868
RAIT Investment Trust	16,222	39,906
Ramco-Gershenson Properties Trust	6,186	77,511
Rayonier, Inc.	12,477	777,442
Realty Income Corp.	18,633	651,223
Redwood Trust, Inc.	11,000	171,050
Regency Centers Corp.	12,924	561,935
Resource Capital Corp.	9,343	61,570
Roberts Realty Investors, Inc. (a)	1,339	2,571
SL Green Realty Corp.	12,301	925,035
Sabra Healthcare REIT Inc.	11,748	206,882
Saul Centers, Inc.	1,573	70,077
Senior Housing Properties Trust	20,002	460,846
Sovran Self Storage, Inc.	4,208	166,426
Starwood Property Trust, Inc.	10,789	240,595
Strategic Hotel Capital, Inc. (a)	25,806	166,449
Sun Communities, Inc.	3,600	128,340
Sunstone Hotel Investors, Inc. (a)	18,783	191,399
Supertel Hospitality, Inc. (a)	7,277	11,643
Tanger Factory Outlet Centers, Inc.	12,758	334,770
Taubman Centers, Inc.	9,175	491,596
Terreno Realty Corp. (a)	2,672	46,039
U-Store-It Trust	12,949	136,223
UDR, Inc.	29,098	709,118
UMH Properties, Inc.	3,171	31,520
Universal Health Realty Income Trust	1,541	62,457
Urstadt Biddle Properties, Inc.	1,300	20,891
Urstadt Biddle Properties, Inc., Class A	2,291	43,575
Walter Investment Management Corp.	4,463	71,988
Washington Real Estate Investment Trust	9,934	308,848
Weingarten Realty Investors	18,881	473,158
Winthrop Realty Trust	4,248	52,038

		34,708,854

Software & Computer Services — 5.0%
ACI Worldwide, Inc. (a)	5,640	184,992
AOL, Inc. (a)	17,160	335,135
Accelrys, Inc. (a)	9,687	77,496
Actuate Corp. (a)	8,953	46,556
Advent Software, Inc. (a)	5,394	154,646
Allscripts Healthcare Solutions, Inc. (a)	29,880	627,181
American Software, Class A	4,300	31,734
Analysts International Corp. (a)	2,328	10,360
Answers Corp. (a)	1,999	20,790

Common Stocks	Shares	Value

Software & Computer Services (continued)
Ansys, Inc. (a)	14,428	$781,853
Ariba, Inc. (a)	14,355	490,080
Aspen Technology, Inc. (a)	13,360	200,266
athenahealth, Inc. (a)	5,550	250,471
Atrinsic, Inc. (a)	1,823	6,545
Authentidate Holding Corp. (a)	2,000	1,200
BSQUARE Corp. (a)	2,557	18,257
BigBand Networks, Inc. (a)	11,400	29,070
Blackbaud, Inc.	7,168	195,256
Blackboard, Inc. (a)	5,688	206,133
Bottomline Technologies, Inc. (a)	5,384	135,354
CACI International, Inc., Class A (a)	4,721	289,492
CSG Systems International, Inc. (a)	5,665	112,960
Cadence Design Systems, Inc. (a)	43,259	421,775
Calix, Inc. (a)	4,632	94,083
Callidus Software, Inc. (a)	6,185	42,491
Ciber, Inc. (a)	9,187	61,553
Clearwire Corp., Class A (a)(b)	16,865	94,275
Cogent Communications Group, Inc. (a)	7,896	112,676
CommVault Systems, Inc. (a)	6,612	263,687
Computer Programs & Systems, Inc.	2,100	134,988
Concur Technologies, Inc. (a)	7,254	402,234
DST Systems, Inc.	5,987	316,233
DealerTrack Holdings, Inc. (a)	6,589	151,283
Deltek, Inc. (a)	4,244	32,254
DemandTec, Inc. (a)	4,743	62,418
Digimarc Corp. (a)	1,700	49,130
Digital River, Inc. (a)	6,410	239,926
Dynamics Research Corp. (a)	1,619	26,471
EPIQ Systems, Inc.	5,689	81,694
EarthLink, Inc.	17,720	138,748
Ebix, Inc. (a)	5,294	125,203
Epicor Software Corp. (a)	8,559	94,748
Equinix, Inc. (a)	7,228	658,471
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc.	2,449	17,731
Fair Isaac Corp.	6,683	211,250
FalconStor Software, Inc. (a)	5,800	26,390
Forrester Research, Inc.	2,453	93,925
Fortinet, Inc. (a)	7,147	314,468
GSE Systems, Inc. (a)	4,780	10,803
Gartner, Inc., Class A (a)	13,256	552,377
Guidance Software, Inc. (a)	3,000	25,140
The Hackett Group, Inc. (a)	7,300	28,032
IAC/InterActiveCorp. (a)	13,558	418,807
iGate Corp.	4,367	81,969
Imergent, Inc.	2,996	20,013
Immersion Corp. (a)	4,800	36,672
Informatica Corp. (a)	14,719	768,773
Infospace, Inc. (a)	6,510	56,377
Innodata Corp. (a)	6,276	15,188
Interactive Intelligence, Inc. (a)	2,211	85,588
Internap Network Services Corp. (a)	9,610	63,138
Internet Capital Group, Inc. (a)	6,246	88,693
Internet Media Services, Inc. (a)	1,030	299
Ipass, Inc.	11,801	18,410
j2 Global Communications, Inc. (a)	7,554	222,919
JDA Software Group, Inc. (a)	6,803	205,859
KIT Digital, Inc. (a)	5,068	61,019

20	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software & Computer Services (continued)
Kenexa Corp. (a)	3,655	$100,841
Keynote Systems, Inc.	3,315	61,493
Lawson Software, Inc. (a)	22,987	278,143
Limelight Networks, Inc. (a)	10,688	76,526
LivePerson, Inc. (a)	8,354	105,595
LogMeIn, Inc. (a)	2,565	108,140
LookSmart, Ltd. (a)	7,050	11,562
Magma Design Automation, Inc. (a)	11,071	75,504
Manhattan Associates, Inc. (a)	4,000	130,880
Mastech Holdings, Inc. (a)	688	3,199
MedAssets, Inc. (a)	7,385	112,769
Medidata Solutions, Inc. (a)	3,933	100,567
Mentor Graphics Corp. (a)	17,685	258,732
Merge Healthcare, Inc. (a)	9,081	44,315
Meru Networks, Inc. (a)	1,836	37,289
MicroStrategy, Inc., Class A (a)	1,490	200,375
Monotype Imaging Holdings, Inc. (a)	4,109	59,580
NCI, Inc., Class A (a)	1,800	43,866
NIC, Inc.	9,424	117,423
NaviSite, Inc. (a)	6,727	36,931
NetScout Systems, Inc. (a)	5,434	148,457
NetSuite, Inc. (a)	4,600	133,768
Nuance Communications, Inc. (a)	38,495	752,962
Openwave Systems, Inc. (a)	13,910	29,767
Opnet Technologies, Inc.	2,697	105,156
PC-Tel, Inc. (a)	3,566	27,351
PDF Solutions, Inc. (a)	4,332	28,808
PROS Holdings, Inc. (a)	3,603	52,496
Parametric Technology Corp. (a)	18,505	416,177
Pegasystems, Inc.	2,743	104,069
Perficient, Inc. (a)	5,392	64,758
Premiere Global Services, Inc. (a)	8,485	64,656
Progress Software Corp. (a)	10,442	303,758
QAD, Inc.	1,349	13,895
QAD, Inc.	680	7,324
QLIK Technologies, Inc. (a)	8,976	233,376
Quality Systems, Inc. (b)	3,142	261,854
Quest Software, Inc. (a)	10,044	255,017
Rackspace Hosting, Inc. (a)	16,599	711,267
Renaissance Learning, Inc.	1,700	19,975
RightNow Technologies, Inc. (a)	3,972	124,324
Rosetta Stone, Inc. (a)	2,275	30,053
Rovi Corp. (a)	16,447	882,382
S1 Corp. (a)(b)	8,903	59,472
SAVVIS, Inc. (a)	6,563	243,422
SRA International, Inc., Class A (a)	6,752	191,487
SRS Labs Inc. (a)	2,800	23,912
Saba Software, Inc. (a)	5,431	53,278
Sapient Corp. (a)	17,213	197,089
Scientific Learning Corp. (a)	5,893	18,386
Selectica, Inc. (a)	570	3,226
Smith Micro Software, Inc. (a)	5,195	48,625
SolarWinds, Inc. (a)	5,304	124,432
Solera Holdings, Inc.	11,212	572,933
Sourcefire, Inc. (a)	4,677	128,664
SuccessFactors, Inc. (a)	11,687	456,845
Support.com, Inc. (a)	8,160	42,350
Synchronoss Technologies, Inc. (a)	3,926	136,428
Synopsys, Inc. (a)	23,864	659,840
Syntel, Inc.	4,234	221,142
TIBCO Software, Inc. (a)	26,497	722,043

Common Stocks	Shares	Value

Software & Computer Services (concluded)
Taleo Corp., Class A (a)	6,509	$232,046
TeleCommunication Systems, Inc., Class A (a)	7,900	32,548
Terremark Worldwide, Inc. (a)	7,084	134,596
Tyler Technologies, Inc. (a)	5,902	139,936
Ultimate Software Group, Inc. (a)	4,121	242,109
Unisys Corp. (a)	6,164	192,440
United Online, Inc.	14,588	91,977
VASCO Data Security International, Inc. (a)	4,910	67,414
VMware, Inc. (a)	10,095	823,146
VirnetX Holding Corp.	6,524	129,893
Virtusa Corp. (a)	2,700	50,571
Vital Images, Inc. (a)	3,185	43,029
Vocus, Inc. (a)	3,352	86,683
Wave Systems Corp., Class A (a)	14,270	44,665
Web.Com Group, Inc. (a)	5,723	83,499
Websense, Inc. (a)	6,495	149,190
Zanett, Inc. (a)	3,536	4,455
Zix Corp. (a)	11,608	42,717

		24,463,876

Support Services — 3.9%
A.M. Castle & Co. (a)	3,124	58,981
ABM Industries, Inc.	6,430	163,258
AMN Healthcare Services, Inc. (a)	6,193	53,631
AMREP Corp. (a)	500	4,875
APAC Customer Services, Inc. (a)	5,940	35,699
Acacia Research - Acacia Technologies (a)	5,580	190,948
The Advisory Board Co. (a)	2,800	144,200
Alliance Data Systems Corp. (a)	8,401	721,562
American Dental Partners, Inc. (a)	2,664	34,952
American Reprographics Co. (a)	5,753	59,544
Applied Industrial Technologies, Inc.	5,875	195,402
Arcadia Resources, Inc. (a)	18,770	2,365
Barnes Group, Inc.	6,612	138,059
Barrett Business Services, Inc.	1,039	16,686
Black Box Corp.	2,632	92,515
The Brink’s Co.	7,009	232,068
Broadridge Financial Solutions LLC	18,494	419,629
CBIZ, Inc. (a)	7,427	53,549
CDI Corp.	1,837	27,169
CRA International, Inc. (a)	1,801	51,923
Cardtronics, Inc. (a)	5,768	117,379
Casella Waste Systems, Inc. (a)	5,798	41,572
Cass Information Systems, Inc.	1,500	58,935
Cenveo, Inc. (a)	9,479	61,898
Champion Industries, Inc. (a)	3,410	6,922
Clean Harbors, Inc. (a)	3,657	360,800
Coinstar, Inc. (a)(b)	4,859	223,125
Comfort Systems USA, Inc.	5,840	82,169
Consolidated Graphics, Inc. (a)	1,872	102,267
Convergys Corp. (a)	16,900	242,684
CoreLogic, Inc. (a)	17,262	319,347
Corporate Executive Board Co.	5,500	222,035
Corrections Corp. of America (a)	17,516	427,390
CoStar Group, Inc. (a)	3,391	212,548
Crawford & Co., Class B	4,940	23,514
Cross Country Healthcare, Inc. (a)	4,660	36,488
DXP Enterprises, Inc. (a)	1,600	36,928

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Support Services (continued)
Deluxe Corp.	8,257	$219,141
Dice Holdings, Inc. (a)	6,763	102,189
DigitalGlobe, Inc. (a)	4,501	126,163
Document Security Systems, Inc. (a)	4,966	20,410
ENGlobal Corp. (a)	3,993	18,088
Emdeon, Inc., Class A (a)	7,316	117,861
EnergySolutions, Inc.	13,759	82,004
Ennis, Inc.	3,846	65,497
Euronet Worldwide, Inc. (a)	7,682	148,493
ExlService Holdings, Inc. (a)	2,596	54,905
Exponent, Inc. (a)	2,412	107,599
FTI Consulting, Inc. (a)	7,433	284,907
Franklin Covey Co. (a)	3,300	28,578
Frontline Capital Group (a)	300	—
Fuel Tech, Inc. (a)	4,100	36,490
Furmamite Corp. (a)	7,030	56,240
G&K Services, Inc., Class A	3,318	110,323
GP Strategies Corp. (a)	3,400	46,240
Genpact Ltd. (a)	16,637	240,904
The Geo Group, Inc. (a)	11,075	283,963
GeoEye, Inc. (a)	3,493	145,239
Global Cash Access, Inc. (a)	5,824	19,044
Global Payments, Inc.	12,732	622,849
Harris Interactive, Inc. (a)	12,240	12,069
Heartland Payment Systems, Inc.	6,163	108,037
Heidrick & Struggles International, Inc.	2,800	77,924
Hudson Highland Group, Inc. (a)	5,231	34,002
Huron Consulting Group, Inc. (a)	3,637	100,709
ICF International, Inc. (a)	2,937	60,326
Innerworkings, Inc. (a)	4,848	35,778
Insperity Inc.	3,521	106,968
Interline Brands, Inc. (a)	4,976	101,510
Jack Henry & Associates, Inc.	13,402	454,194
Kaman Corp., Class A	3,893	137,034
Kelly Services, Inc., Class A (a)	4,746	103,036
Kforce, Inc. (a)	6,014	110,056
Korn/Ferry International (a)	7,365	164,019
LECG Corp. (a)	6,922	1,395
Lawson Products, Inc.	534	12,303
Lender Processing Services, Inc.	14,856	478,215
Lincoln Educational Services Corp.	2,764	43,920
Lionbridge Technologies, Inc. (a)	9,400	32,242
M&F Worldwide Corp. (a)	1,817	45,643
MAXIMUS, Inc.	2,790	226,464
MSC Industrial Direct Co., Class A	6,908	472,991
MWI Veterinary Supply, Inc. (a)	1,826	147,322
Management Network Group, Inc. (a)	780	1,833
Manpower Group	12,791	804,298
McGrath RentCorp	3,621	98,745
Metalico, Inc. (a)	7,500	46,650
Michael Baker Corp. (a)	1,304	37,907
Mistras Group, Inc. (a)	2,773	47,723
Mobile Mini, Inc. (a)	5,820	139,796
Moduslink Global Solutions, Inc.	7,390	40,349
Nalco Holding Co.	20,564	561,603
Navigant Consulting, Inc. (a)	7,799	77,912
NeuStar, Inc., Class A (a)	8,400	214,872
Odyssey Marine Exploration, Inc. (a)	13,461	41,460
On Assignment, Inc. (a)	5,912	55,928

Common Stocks	Shares	Value

Support Services (concluded)
Online Resources Corp. (a)	4,556	$17,222
PRGX Global, Inc. (a)	4,070	24,705
Park-Ohio Holdings Corp. (a)	1,500	30,990
Perma-Fix Environmental Services (a)	14,081	21,262
PowerSecure International, Inc. (a)	4,300	36,980
Quad/Graphics, Inc. (a)	4,093	174,116
RSC Holdings, Inc. (a)	7,699	110,712
Rentrak Corp. (a)	1,691	45,522
Resources Connection, Inc.	7,496	145,347
SFN Group, Inc. (a)	8,129	114,538
SYKES Enterprises, Inc. (a)	6,760	133,645
Schnitzer Steel Industries, Inc., Class A	3,578	232,606
School Specialty, Inc. (a)	3,071	43,915
Sharps Compliance Corp. (a)	3,400	16,048
The Standard Register Co.	2,775	9,213
Startek, Inc. (a)	3,021	15,226
Team, Inc. (a)	3,007	78,964
TeleTech Holdings, Inc. (a)	4,828	93,567
Tetra Tech, Inc. (a)	9,527	235,222
The Dolan Co. (a)	4,814	58,442
Thomas Group, Inc. (a)	400	544
Tier Technologies, Inc., Class B (a)	2,539	13,965
Towers Watson & Co.	8,254	457,767
TrueBlue, Inc. (a)	6,877	115,465
URS Corp. (a)	13,164	606,202
US Ecology, Inc.	2,859	49,832
Unifirst Corp.	2,256	119,591
United Rentals, Inc. (a)	9,726	323,681
United Stationers, Inc.	3,628	257,769
Universal Technical Institute, Inc.	3,745	72,840
Verisk Analytics, Inc. (a)	18,436	603,963
Viad Corp.	3,276	78,427
VistaPrint NV (a)	6,500	337,350
Waste Connections, Inc.	18,588	535,149
Wright Express Corp. (a)	6,111	316,794

		18,972,957

Technology Hardware & Equipment — 6.8%
3D Systems Corp. (a)	3,216	156,137
ATMI, Inc. (a)	4,756	89,793
AXT, Inc. (a)	5,610	40,224
Acme Packet, Inc. (a)	8,137	577,402
Adtran, Inc.	9,810	416,533
Advanced Analogic Technologies, Inc. (a)	7,170	27,103
Advanced Energy Industries, Inc. (a)	5,874	96,040
Agilysys, Inc. (a)	3,300	18,942
Alliance Fiber Optic Products, Inc. (a)	1,323	14,818
Amkor Technology, Inc. (a)	15,916	107,274
Amtech Systems, Inc. (a)	1,564	39,475
Anadigics, Inc. (a)	10,928	48,957
Applied Micro Circuits Corp. (a)	10,875	112,882
Arris Group, Inc. (a)	20,037	255,271
Aruba Networks, Inc. (a)	11,694	395,725
Atheros Communications, Inc. (a)	11,086	494,990
Atmel Corp. (a)	72,985	994,786
Audiovox Corp., Class A (a)	2,622	20,976
AuthenTec, Inc. (a)	6,354	20,333

22	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Aviat Networks, Inc. (a)	9,490	$49,063
Aware, Inc. (a)	3,178	11,441
Axcelis Technologies, Inc. (a)	18,177	48,169
Blue Coat Systems, Inc. (a)	6,864	193,290
Brightpoint, Inc. (a)	11,360	123,142
Brocade Communications Systems, Inc. (a)	71,903	442,203
Brooks Automation, Inc. (a)	9,568	131,369
Cabot Microelectronics Corp. (a)	3,675	192,019
CalAmp Corp. (a)	7,067	23,674
Cavium Networks, Inc. (a)	7,235	325,069
Ceva, Inc. (a)	3,489	93,261
Ciena Corp. (a)	14,752	382,962
Cirrus Logic, Inc. (a)	10,975	230,804
Cohu, Inc.	3,222	49,490
Comtech Telecommunications Corp.	4,390	119,320
Concurrent Computer Corp. (a)	2,313	14,711
Conexant Systems, Inc. (a)	13,887	33,051
Cray, Inc. (a)	6,145	39,635
Cree, Inc. (a)	16,968	783,243
Cymer, Inc. (a)	4,505	254,893
Cypress Semiconductor Corp. (a)	25,439	493,008
DSP Group, Inc. (a)	3,900	30,030
Dataram Corp. (a)	4,673	10,468
Dialogic, Inc. (a)	5,279	24,759
Diebold, Inc.	10,498	372,259
Digi International, Inc. (a)	4,069	42,969
Diodes, Inc. (a)	5,345	182,051
Ditech Networks, Inc. (a)	8,978	13,018
Dot Hill Systems Corp. (a)	10,727	30,357
Dycom Industries, Inc. (a)	6,241	108,219
EMS Technologies, Inc. (a)	2,492	48,980
EchoStar Holding Corp. (a)	6,321	239,250
Electronics for Imaging, Inc. (a)	7,336	107,913
Emcore Corp. (a)	15,059	38,852
Emulex Corp. (a)	13,337	142,306
EndWare Corp. (a)	3,720	8,928
Entegris, Inc. (a)	20,918	183,451
Entropic Communications, Inc. (a)	11,384	96,195
Exar Corp. (a)	6,086	36,638
Extreme Networks, Inc. (a)	14,908	52,178
FSI International, Inc. (a)	7,274	31,860
Fairchild Semiconductor International, Inc. (a)	19,582	356,392
FiberTower Corp. (a)	8,404	16,892
Finisar Corp. (a)	12,242	301,153
Formfactor, Inc. (a)	7,600	78,280
GSI Technology, Inc. (a)	3,239	29,442
GTSI Corp. (a)	1,700	7,803
Garmin Ltd.	18,194	616,049
Gerber Scientific, Inc. (a)	4,194	39,256
Globecomm Systems, Inc. (a)	3,921	48,346
Harmonic, Inc. (a)	18,096	169,740
Hittite Microwave Corp. (a)	4,355	277,718
Hughes Communications, Inc. (a)	1,385	82,643
Hutchinson Technology, Inc. (a)	5,295	14,932
Hypercom Corp. (a)	7,653	92,066
ICO Global Communications Holdings Ltd. (a)	22,862	61,042
ID Systems, Inc. (a)	3,969	18,257
IXYS Corp. (a)	4,014	53,908

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Identive Group, Inc. (a)	6,556	$17,308
iGO, Inc. (a)	8,187	23,087
Ikanos Communications, Inc. (a)	5,800	6,612
Imation Corp. (a)	4,553	50,720
Infinera Corp. (a)	15,705	131,765
Infosonics Corp. (a)	3,600	3,312
Ingram Micro, Inc., Class A (a)	24,428	513,721
Insight Enterprises, Inc. (a)	7,100	120,913
Integral Systems, Inc. (a)	4,078	49,629
Integrated Device Technology, Inc. (a)	25,670	189,188
Integrated Silicon Solutions, Inc. (a)	5,104	47,314
InterDigital, Inc.	6,971	332,586
Intermec, Inc. (a)	7,480	80,709
International Rectifier Corp. (a)	10,879	359,660
Intersil Corp., Class A	18,569	231,184
Ixia (a)	7,553	119,942
KVH Industries, Inc. (a)	3,100	46,872
Kopin Corp. (a)	10,169	46,676
Kulicke & Soffa Industries, Inc. (a)	11,200	104,720
LRAD Corp. (a)	6,254	17,449
LTX-Credence Corp. (a)	8,014	73,168
Lam Research Corp. (a)	19,389	1,098,581
Lantronix, Inc. (a)	2,160	8,208
Lattice Semiconductor Corp. (a)	19,585	115,551
Loral Space & Communications Ltd. (a)	1,843	142,925
MIPS Technologies, Inc. (a)	7,868	82,535
MKS Instruments, Inc.	7,549	251,382
Marvell Technology Group Ltd. (a)	84,729	1,317,536
Mattson Technology, Inc. (a)	8,174	19,945
Maxim Integrated Products, Inc.	46,932	1,201,459
MaxLinear, Inc., Class A (a)	1,764	14,412
Mercury Computer Systems, Inc. (a)	4,783	101,208
Micrel, Inc.	7,890	106,357
Micros Systems, Inc. (a)	12,810	633,198
Microsemi Corp. (a)	13,036	269,976
Mindspeed Technologies, Inc. (a)	5,593	47,317
Monolithic Power Systems, Inc. (a)	5,700	80,883
MoSys, Inc. (a)	5,138	30,879
NCR Corp. (a)	25,374	478,046
NETGEAR, Inc. (a)	5,678	184,194
Nanometrics, Inc. (a)	3,600	65,124
NetList, Inc. (a)	5,480	13,700
Netlogic Microsystems, Inc. (a)	9,139	384,021
Network Engines, Inc. (a)	7,500	15,225
Network Equipment Technologies, Inc. (a)	5,401	20,362
Neutral Tandem, Inc. (a)	5,514	81,331
Novatel Wireless, Inc. (a)	5,930	32,378
ON Semiconductor Corp. (a)	67,337	664,616
Oclaro, Inc. (a)	8,215	94,555
Omnivision Technologies, Inc. (a)	8,536	303,284
Oplink Communications, Inc. (a)	3,141	61,218
OpNext, Inc. (a)	7,810	18,978
Optical Cable Corp.	1,997	9,925
Overland Storage, Inc. (a)	3,729	8,353
PAR Technology Corp. (a)	1,725	7,762
PC Connection, Inc. (a)	3,000	26,580
PLX Technology, Inc. (a)	5,554	20,272

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
PMC-Sierra, Inc. (a)	35,682	$267,615
ParkerVision, Inc. (a)	4,428	3,099
Performance Technologies, Inc. (a)	1,109	2,362
Pericom Semiconductor Corp. (a)	3,732	38,701
Photronics, Inc. (a)	8,900	79,833
Pixelworks, Inc. (a)	3,594	12,938
Plantronics, Inc.	7,492	274,357
Polycom, Inc. (a)	13,545	702,308
Power Integrations, Inc.	4,651	178,273
Preformed Line Products Co.	400	27,668
Presstek, Inc. (a)	5,522	11,486
QLogic Corp. (a)	17,240	319,802
Quantum Corp. (a)	35,154	88,588
QuickLogic Corp. (a)	6,182	30,292
RF Micro Devices, Inc. (a)	42,895	274,957
Radiant Systems, Inc. (a)	5,821	103,032
Radisys Corp. (a)	4,134	35,800
Rambus, Inc. (a)	17,893	354,281
Rimage Corp.	1,600	25,840
Riverbed Technology, Inc. (a)	23,355	879,316
Rudolph Technologies, Inc. (a)	5,828	63,758
STEC, Inc. (a)(b)	6,570	131,991
SYNNEX Corp. (a)	3,606	118,024
ScanSource, Inc. (a)	4,241	161,116
SeaChange International, Inc. (a)	4,874	46,303
Seagate Technology (a)	74,498	1,072,771
Semtech Corp. (a)	9,710	242,944
Shoretel, Inc. (a)	3,468	28,542
Sigma Designs, Inc. (a)	5,100	66,045
Silicon Graphics International Corp. (a)	5,400	115,560
Silicon Image, Inc. (a)	12,263	109,999
Silicon Laboratories, Inc. (a)	6,978	301,519
Skyworks Solutions, Inc. (a)	28,295	917,324
Smart Modular Technologies WWH, Inc. (a)	6,546	50,862
Sonic Foundry, Inc. (a)	1,101	16,515
Sonus Networks, Inc. (a)	34,942	131,382
Standard Microsystems Corp. (a)	3,529	87,025
Stratasys, Inc. (a)	3,405	160,035
Super Micro Computer, Inc. (a)	3,900	62,556
Superconductor Technologies, Inc. (a)	5,471	16,358
Supertex, Inc. (a)	2,299	51,222
Sycamore Networks, Inc.	3,108	75,928
Symmetricom, Inc. (a)	7,337	44,976
Synaptics, Inc. (a)	5,558	150,177
Systemax, Inc. (a)	1,200	16,224
TNS, Inc. (a)	4,238	65,986
Tech Data Corp. (a)	7,536	383,281
Tegal Corp. (a)	2,046	1,167
Tekelec (a)	10,774	87,485
Telular Corp.	3,516	25,526
Tessera Technologies, Inc. (a)	7,883	143,944
Transact Technologies, Inc. (a)	2,096	25,047
Transwitch Corp. (a)	5,338	24,128
Trident Microsystems, Inc. (a)	11,456	13,174
TriQuint Semiconductor, Inc. (a)	24,517	316,514
UTStarcom, Inc. (a)	18,528	43,541
Ultra Clean Holdings, Inc. (a)	3,700	38,258
Ultratech, Inc. (a)	3,900	114,660

Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
Varian Semiconductor Equipment Associates, Inc. (a)	11,776	$573,138
VeriFone Systems, Inc. (a)	13,604	747,540
Viasat, Inc. (a)	6,509	259,319
Volterra Semiconductor Corp. (a)	4,343	107,837
Westell Technologies, Inc., Class A (a)	9,681	33,883
Zhone Technologies, Inc. (a)	5,499	12,648
Zoran Corp. (a)	7,812	81,167

		33,652,836

Tobacco — 0.1%
Alliance One International, Inc. (a)	13,500	54,270
Schweitzer-Mauduit International, Inc.	2,799	141,657
Star Scientific, Inc. (a)	18,770	85,216
Universal Corp.	3,645	158,703
Vector Group Ltd.	7,262	125,560

		565,406

Travel & Leisure — 4.1%
AFC Enterprises, Inc. (a)	4,514	68,297
AMR Corp. (a)	52,587	339,712
AirTran Holdings, Inc. (a)	21,371	159,214
Alaska Air Group, Inc. (a)	5,583	354,074
Allegiant Travel Co.	2,642	115,746
Ambassadors Group, Inc.	3,256	35,653
Ambassadors International, Inc. (a)	2,496	6,989
Ameristar Casinos, Inc.	3,665	65,054
Avis Budget Group, Inc. (a)	16,113	288,584
BJ’s Restaurants, Inc. (a)	3,800	149,454
Bally Technologies, Inc. (a)	8,386	317,410
Benihana, Inc. (a)	615	5,221
Benihana, Inc., Class A (a)	2,261	19,105
Biglari Holdings, Inc. (a)	233	98,687
Bluegreen Corp. (a)	2,766	11,368
Bob Evans Farms, Inc.	4,553	148,428
Boyd Gaming Corp. (a)	8,778	82,250
Brinker International, Inc.	15,812	400,044
Buffalo Wild Wings, Inc. (a)	2,900	157,847
CEC Entertainment, Inc.	3,458	130,470
California Pizza Kitchen, Inc. (a)	4,613	77,867
Carmike Cinemas, Inc. (a)	2,500	17,875
Century Casinos, Inc. (a)	5,916	17,689
The Cheesecake Factory, Inc. (a)	9,006	270,991
Chipotle Mexican Grill, Inc., Class A (a)	4,930	1,342,784
Choice Hotels International, Inc.	5,106	198,368
Churchill Downs, Inc.	1,822	75,613
Cinemark Holdings, Inc.	9,596	185,683
Cosi, Inc. (a)(b)	11,696	14,386
Cracker Barrel Old Country Store, Inc.	3,561	174,988
Delta Air Lines, Inc. (a)	124,019	1,215,386
Denny’s Corp. (a)	16,931	68,740
DineEquity, Inc. (a)	2,615	143,773
Dollar Thrifty Automotive Group, Inc. (a)	4,250	283,602
Domino’s Pizza, Inc. (a)	7,458	137,451
Dover Downs Gaming & Entertainment, Inc.	5,063	18,176
Dover Motorsports, Inc. (a)	4,712	9,424

24	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Travel & Leisure (continued)
Einstein Noah Restaurant Group, Inc.	1,100	$17,908
Empire Resorts, Inc. (a)	8,030	4,979
Entertainment Gaming Asia, Inc. (a)	7,758	2,723
Famous Dave’s of America, Inc. (a)	2,218	21,692
Flanigan’s Enterprises, Inc.	200	1,600
Full House Resorts, Inc. (a)	5,892	22,507
Gaming Partners International Corp.	1,400	9,660
Gaylord Entertainment Co. (a)	5,415	187,792
Great Wolf Resorts, Inc. (a)	7,564	15,960
Hawaiian Holdings, Inc. (a)	7,674	46,121
Hertz Global Holdings, Inc. (a)	29,106	454,927
Hyatt Hotels Corp. (a)	5,827	250,794
International Speedway Corp., Class A	4,416	131,597
Interval Leisure Group, Inc. (a)	6,262	102,384
Isle of Capri Casinos, Inc. (a)	3,585	34,057
Jack in the Box, Inc. (a)	8,613	195,343
JetBlue Airways Corp. (a)(b)	38,150	239,200
Krispy Kreme Doughnuts, Inc. (a)	9,577	67,422
Las Vegas Sands Corp. (a)	70,652	2,982,927
Life Time Fitness, Inc. (a)	6,557	244,642
Live Nation Entertainment, Inc. (a)	23,595	235,950
Luby’s, Inc. (a)	3,193	16,891
MGM Resorts International (a)(b)	50,213	660,301
MTR Gaming Group, Inc. (a)	6,381	16,910
Madison Square Garden, Inc. (a)	9,487	256,054
Marcus Corp.	2,953	32,188
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,175	15,704
Monarch Casino & Resort, Inc. (a)	1,900	19,760
Morgans Hotel Group Co. (a)	4,810	47,138
Multimedia Games Holdings Co., Inc. (a)	4,325	24,782
O’Charleys, Inc. (a)	2,773	16,555
Orbitz Worldwide, Inc. (a)	4,800	17,136
Orient Express Hotels Ltd., Class A (a)	14,306	176,965
P.F. Chang’s China Bistro, Inc.	3,495	161,434
Panera Bread Co., Class A (a)	4,961	630,047
Papa John’s International, Inc. (a)	3,305	104,669
Peet’s Coffee & Tea, Inc. (a)	2,400	115,416
Penn National Gaming, Inc. (a)	10,441	386,943
Pinnacle Airlines Corp. (a)	3,774	21,700
Pinnacle Entertainment, Inc. (a)	9,188	125,141
Premier Exhibitions, Inc. (a)	7,136	13,558
Reading International, Inc., Class A (a)	6,273	31,679
Red Lion Hotels Corp. (a)	2,429	19,918
Red Robin Gourmet Burgers, Inc. (a)	2,727	73,356
Regal Entertainment Group, Series A	12,829	173,191
Republic Airways Holdings, Inc. (a)(b)	7,300	46,939
Rick’s Cabaret International, Inc. (a)	2,300	25,139
Royal Caribbean Cruises Ltd. (a)	21,317	879,539
Ruby Tuesday, Inc. (a)	10,124	132,726
Ruth’s Hospitality Group, Inc. (a)	6,598	34,046
Scientific Games Corp., Class A (a)	10,749	93,946

Common Stocks	Shares	Value

Travel & Leisure (concluded)
Shuffle Master, Inc. (a)	9,143	$97,647
Silverleaf Resorts, Inc. (a)	7,123	17,309
Six Flags Entertainment Corp.	4,505	324,360
SkyWest, Inc.	7,853	132,873
Sonic Corp. (a)	10,002	90,518
Speedway Motorsports, Inc.	1,867	29,835
Steiner Leisure Ltd. (a)	2,186	101,124
Texas Roadhouse, Inc., Class A	9,335	158,602
Town Sports International Holdings, Inc. (a)	4,791	24,242
Travelzoo, Inc. (a)	1,100	73,249
United Continental Holdings, Inc. (a)	49,933	1,147,960
US Airways Group, Inc. (a)	25,477	221,905
VCG Holding Corp. (a)	5,639	12,519
Vail Resorts, Inc. (a)	5,630	274,519
Vanguard Airlines, Inc. (a)	200	—
WMS Industries, Inc. (a)	9,260	327,341
Wendys	51,345	258,265
World Wrestling Entertainment, Inc.	5,100	64,107

		20,202,734

Total Common Stocks – 96.5%		474,949,050

Other Interests (e)	Beneficial Interest (000)

Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—(f	)	380

Financial Services — 0.0%
Student Loan Corp.	1		2,955

Industrial Engineering — 0.0%
Soft Branos Inc.	—(f	)	2

Total Other Interests – 0.0%			3,337

Rights	Shares

Banks — 0.0%
Central Pacific Financial, Corp. (Expires 5/06/11)	420	5,933

Health Care Equipment & Services— 0.0%
H3 Contingent Value (Expires 12/24/12)	2,600	—

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Rights	Shares	Value

Health Care Equipment & Services (concluded)
Merck Contingent Value (No expiration date)	2,600	$—

		—

Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc. Contingent Value (Expires 8/21/11)	1,000	40
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000	—

		40

Travel & Leisure — 0.0%
Empire Resorts, Inc. (Expires 4/29/11)	8,030	—

		5,973

Total Rights – 0.0%		5,973

Warrants (g)

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249	100

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)	30	—

Total Warrants – 0.0%		100

Total Long-Term Investments (Cost – $367,150,921) – 96.5%		474,958,460

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14%, (d)(i)	15,073,338	$15,073,338

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% , (d)(i)(j)	$6,538	6,538,385

Total Short-Term Securities (Cost – $21,611,723) – 4.4%		21,611,723

Total Investments (Cost – $388,762,644*) – 100.9%		496,570,183
Liabilities in Excess of Other Assets – (0.9)%		(4,585,241)

Net Assets – 100.0%		$491,984,942

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

	Aggregate cost	$391,893,580

	Gross unrealized appreciation	$133,979,542
	Gross unrealized depreciation	(29,302,939)

	Net unrealized appreciation	$104,676,603

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts

26	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2011	Value at March 31, 2011	Income

BlackRock, Inc.	14,594	504		(77)	15,021	$3,019,371	$20,760
BlackRock Liquidity Funds, TempCash, Institutional Class	8,555,086	6,518,252	[1]	—	15,073,338	$15,073,338	$6,602
BlackRock Liquidity Series, LLC Money Market Series	$9,000,044	—		$(2,461,659)[2]	$6,538,385	$6,538,385	$20,300
PennyMac Mortgage Investment Trust	2,935	1,212		—	4,147	$76,263	$1,233

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(e)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f)	Amount is less than $1,000.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Dates	Cost	Value

GreenHunter Energy, Inc.	4/18/08 - 5/16/08	—	—

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

120	Russell 2000 EMINI	ICE Futures US Indices	June 2011	$9,815,346	$285,054
65	S&P Mid 400 EMINI	Chicago Mercantile	June 2011	$6,248,805	$166,695

Total					$451,749

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	27

Schedule of Investments (continued)	Master Extended Market Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,785,547	—	—	$5,785,547
Alternative Energy	723,181	—	—	723,181
Automobiles & Parts	10,420,509	—	—	10,420,509
Banks	22,394,899	—	—	22,394,899
Beverages	1,071,717	—	—	1,071,717
Chemicals	15,789,709	—	—	15,789,709
Construction & Materials	9,920,114	—	—	9,920,114
Electricity	8,800,681	—	—	8,800,681
Electronic & Electrical Equipment	17,540,927	—	—	17,540,927
Financial Services	15,823,462	—	—	15,823,462
Fixed Line Telecommunications	3,260,386	—	—	3,260,386
Food & Drug Retailers	2,218,604	—	—	2,218,604
Food Producers	8,902,370	—	—	8,902,370
Forestry & Paper	1,812,035	—	—	1,812,035
Gas, Water & Multi-Utilities	7,201,613	—	—	7,201,613
General Industrials	6,387,791	—	—	6,387,791

28	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
General Retailers	$23,360,422	—	—	$23,360,422
Health Care Equipment & Services	27,218,957	—	—	27,218,957
Household Goods & Home Construction	8,915,840	—	—	8,915,840
Industrial Engineering	17,348,425	—	—	17,348,425
Industrial Metals & Mining	4,726,135	—	—	4,726,135
Industrial Transportation	7,639,750	—	—	7,639,750
Leisure Goods	3,487,774	—	—	3,487,774
Life Insurance	2,035,301	—	—	2,035,301
Media	13,971,272	—	—	13,971,272
Mining	7,654,670	—	—	7,654,670
Mobile
Telecommunications	4,582,058	—	—	4,582,058
Nonlife Insurance	16,282,180	—	—	16,282,180
Oil & Gas Producers	20,664,648	—	—	20,664,648
Oil Equipment, Services & Distribution	14,160,805	$340	—	14,161,145
Personal Goods	7,217,890	—	—	7,217,890
Pharmaceuticals & Biotechnology	21,925,190	—	$1	21,925,191
Real Estate Investment & Services	3,137,184	—	—	3,137,184
Real Estate Investment Trusts (REITs)	34,708,854	—	—	34,708,854
Software & Computer Services	24,463,876	—	—	24,463,876
Support Services	18,972,957	—	—	18,972,957
Technology Hardware & Equipment	33,652,836	—	—	33,652,836
Tobacco	565,406	—	—	565,406
Travel & Leisure	20,202,734	—	—	20,202,734
Other Interests:
Chemicals	—	—	380	380
Financial Services	—	2,955	—	2,955
Industrial Engineering	—	—	2	2
Rights:
Banks	—	5,933	—	5,933

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	29

Schedule of Investments (concluded)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Rights:
Pharmaceuticals & Biotechnology	—	—	$40	$40
Warrants:
Automobiles & Parts	$100	—	—	100
Short-Term Securities	15,073,338	$6,538,385	—	21,611,723

Total	$490,022,147	$6,547,613	$423	$496,570,183

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$451,749	—	—	$451,749

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

30	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.6%
Alliant Techsystems, Inc.	3,060	$216,250
BE Aerospace, Inc. (a)	9,364	332,703
Huntington Ingalls Industries Inc. (a)	4,353	180,650

		729,603

Airlines — 0.4%
AirTran Holdings, Inc. (a)	12,422	92,544
Alaska Air Group, Inc. (a)	3,282	208,144
JetBlue Airways Corp. (a)	18,548	116,296

		416,984

Auto Components — 1.1%
BorgWarner, Inc. (a)	10,230	815,229
Gentex Corp.	13,045	394,611

		1,209,840

Automobiles — 0.1%
Thor Industries, Inc.	3,887	129,709

Beverages — 0.3%
Hansen Natural Corp. (a)	6,357	382,882

Biotechnology — 1.1%
United Therapeutics Corp. (a)	4,654	311,911
Vertex Pharmaceuticals, Inc. (a)	18,712	896,866

		1,208,777

Building Products — 0.2%
Lennox International, Inc.	4,133	217,313

Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	4,753	519,836
Apollo Investment Corp.	17,907	215,958
Eaton Vance Corp.	10,908	351,674
Greenhill & Co., Inc.	2,337	153,751
Jefferies Group, Inc.	11,719	292,272
Raymond James Financial, Inc.	9,248	353,643
SEI Investments Co.	13,294	317,461
Waddell & Reed Financial, Inc., Class A	7,867	319,479

		2,524,074

Chemicals — 3.4%
Albemarle Corp.	8,390	501,470
Ashland, Inc.	7,237	418,009
Cabot Corp.	5,995	277,509
Cytec Industries, Inc.	4,529	246,242
Intrepid Potash, Inc. (a)	4,062	141,439
Lubrizol Corp.	5,866	785,809
Minerals Technologies, Inc.	1,682	115,251
NewMarket Corp.	879	139,075
Olin Corp.	7,291	167,110
RPM International, Inc.	11,908	282,577
The Scotts Miracle-Gro Co.	4,177	241,640
Sensient Technologies Corp.	4,579	164,111
Valspar Corp.	8,784	343,454

		3,823,696

Commercial Banks — 3.3%
Associated Banc-Corp.	15,861	235,536
BancorpSouth, Inc.	6,734	104,040
Bank of Hawaii Corp.	4,393	210,073
Cathay General Bancorp	7,205	122,845
City National Corp.	4,310	245,885

Common Stocks	Shares	Value

Commercial Banks (concluded)
Commerce Bancshares, Inc.	7,088	$286,639
Cullen/Frost Bankers, Inc.	5,603	330,689
East-West Bancorp, Inc.	13,608	298,832
FirstMerit Corp.	9,969	170,071
Fulton Financial Corp.	18,241	202,658
International Bancshares Corp.	4,853	89,004
PacWest Bancorp	3,010	65,467
Prosperity Bancshares, Inc.	4,282	183,141
SVB Financial Group (a)	3,885	221,173
Synovus Financial Corp.	63,184	151,642
TCF Financial Corp.	14,294	226,703
Trustmark Corp.	5,214	122,112
Valley National Bancorp	14,801	206,622
Webster Financial Corp.	6,709	143,774
Westamerica Bancorp.	2,659	136,593

		3,753,499

Commercial Services & Supplies — 1.6%
The Brink’s Co.	4,265	141,214
Clean Harbors, Inc. (a)	2,104	207,581
Copart, Inc. (a)	5,472	237,102
Corrections Corp. of America (a)	9,998	243,951
Deluxe Corp.	4,712	125,056
HNI Corp.	4,109	129,680
Herman Miller, Inc.	5,236	143,938
Mine Safety Appliances Co.	2,846	104,363
Rollins, Inc.	5,818	118,105
Waste Connections, Inc.	10,435	300,424

		1,751,414

Communications Equipment — 1.4%
Adtran, Inc.	5,911	250,981
Ciena Corp. (a)	8,695	225,722
Plantronics, Inc.	4,477	163,948
Polycom, Inc. (a)	8,028	416,252
Riverbed Technology, Inc. (a)	13,816	520,172

		1,577,075

Computers & Peripherals — 0.6%
Diebold, Inc.	6,027	213,718
NCR Corp. (a)	14,662	276,232
QLogic Corp. (a)	9,655	179,100

		669,050

Construction & Engineering — 1.4%
Aecom Technology Corp. (a)	10,873	301,508
Granite Construction, Inc.	3,133	88,038
KBR, Inc.	13,848	523,039
Shaw Group, Inc. (a)	7,790	275,844
URS Corp. (a)	7,383	339,987

		1,528,416

Construction Materials — 0.3%
Martin Marietta Materials, Inc.	4,166	373,565

Containers & Packaging — 1.6%
AptarGroup, Inc.	6,138	307,698
Greif, Inc.	2,855	186,745
Packaging Corp. of America	9,374	270,815
Rock-Tenn Co., Class A	3,608	250,215
Silgan Holdings, Inc.	4,481	170,905
Sonoco Products Co.	9,183	332,700

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Containers & Packaging (concluded)
Temple-Inland, Inc.	9,909	$231,871

		1,750,949

Distributors — 0.3%
LKQ Corp. (a)	13,353	321,807

Diversified Consumer Services — 1.1%
Career Education Corp. (a)	5,743	130,481
ITT Educational Services, Inc. (a)	2,130	153,679
Matthews International Corp., Class A	2,712	104,548
Regis Corp.	5,283	93,720
Service Corp. International	21,994	243,254
Sotheby’s Holdings, Inc., Class A	6,141	323,017
Strayer Education, Inc. (b)	1,216	158,676

		1,207,375

Diversified Financial Services — 0.4%
MSCI, Inc. (a)	10,960	403,547

Diversified Telecommunication Services — 0.2%
TW Telecom, Inc. (a)	13,788	264,730

Electric Utilities — 1.6%
Cleco Corp.	5,583	191,441
DPL, Inc.	10,912	299,098
Great Plains Energy, Inc.	12,427	248,789
Hawaiian Electric Industries, Inc.	8,689	215,487
IDACORP, Inc.	4,528	172,517
NV Energy, Inc.	21,574	321,237
PNM Resources, Inc.	7,944	118,524
Westar Energy, Inc.	10,400	274,768

		1,841,861

Electrical Equipment — 1.8%
Acuity Brands, Inc.	3,957	231,445
Ametek, Inc.	14,719	645,722
Hubbell, Inc., Class B	5,549	394,145
Regal-Beloit Corp.	3,538	261,211
Thomas & Betts Corp. (a)	4,783	284,445
Woodward Governor Co.	5,416	187,177

		2,004,145

Electronic Equipment, Instruments & Components — 2.5%
Arrow Electronics, Inc. (a)	10,512	440,242
Avnet, Inc. (a)	13,979	476,544
Ingram Micro, Inc., Class A (a)	14,592	306,870
Itron, Inc. (a)	3,711	209,449
National Instruments Corp.	8,157	267,305
Tech Data Corp. (a)	4,270	217,172
Trimble Navigation Ltd. (a)	11,185	565,290
Vishay Intertechnology, Inc. (a)	15,135	268,495

		2,751,367

Energy Equipment & Services — 2.8%
Atwood Oceanics, Inc. (a)	5,152	239,207
Dril-Quip, Inc. (a)	3,155	249,340
Exterran Holdings, Inc. (a)	5,793	137,468
Helix Energy Solutions Group, Inc. (a)	9,702	166,874

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Oceaneering International, Inc. (a)	4,955	$443,225
Patterson-UTI Energy, Inc.	14,119	414,957
Pride International, Inc. (a)	16,207	696,091
Superior Energy Services, Inc. (a)	7,225	296,225
Tidewater, Inc.	4,711	281,953
Unit Corp. (a)	3,647	225,932

		3,151,272

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club, Inc. (a)	5,001	244,149
Ruddick Corp.	3,917	151,157

		395,306

Food Products — 1.9%
Corn Products International, Inc.	6,977	361,548
Flowers Foods, Inc.	6,909	188,132
Green Mountain Coffee Roasters, Inc. (a)	10,630	686,804
Lancaster Colony Corp.	1,753	106,232
Ralcorp Holdings, Inc. (a)	5,034	344,477
Smithfield Foods, Inc. (a)	15,202	365,760
Tootsie Roll Industries, Inc.	2,280	64,670

		2,117,623

Gas Utilities — 2.1%
AGL Resources, Inc.	7,143	284,577
Atmos Energy Corp.	8,302	283,098
Energen Corp.	6,598	416,466
National Fuel Gas Co.	7,539	557,886
Questar Corp.	16,189	282,498
UGI Corp.	10,175	334,758
WGL Holdings, Inc.	4,684	182,676

		2,341,959

Health Care Equipment & Supplies — 3.4%
Beckman Coulter, Inc.	6,340	526,664
The Cooper Cos., Inc.	4,234	294,051
Gen-Probe, Inc. (a)	4,421	293,333
Hill-Rom Holdings, Inc.	5,780	219,524
Hologic, Inc. (a)	23,878	530,092
Idexx Laboratories, Inc. (a)	5,250	405,405
Immucor, Inc. (a)	6,417	126,928
Kinetic Concepts, Inc. (a)	5,748	312,806
Masimo Corp.	5,456	180,594
ResMed, Inc. (a)	14,037	421,110
Steris Corp.	5,436	187,759
Teleflex, Inc.	3,664	212,439
Thoratec Corp. (a)	5,375	139,374

		3,850,079

Health Care Providers & Services — 3.2%
Community Health Systems, Inc. (a)	8,493	339,635
Health Management Associates, Inc., Class A (a)	23,059	251,343
Health Net, Inc. (a)	8,546	279,454
Henry Schein, Inc. (a)	8,413	590,340
Kindred Healthcare, Inc. (a)	3,633	86,756
LifePoint Hospitals, Inc. (a)	4,717	189,529
Lincare Holdings, Inc.	8,816	261,483

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Mednax, Inc. (a)	4,394	$292,685
Omnicare, Inc.	10,703	320,983
Owens & Minor, Inc.	5,813	188,806
Universal Health Services, Inc., Class B	8,925	440,984
VCA Antech, Inc. (a)	7,899	198,897
WellCare Health Plans, Inc. (a)	3,895	163,395

		3,604,290

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	17,309	363,316

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc. (a)	4,907	185,730
Bob Evans Farms, Inc.	2,794	91,084
Boyd Gaming Corp. (a)	5,131	48,078
Brinker International, Inc.	8,177	206,878
The Cheesecake Factory, Inc. (a)	5,491	165,224
Chipotle Mexican Grill, Inc., Class A (a)	2,842	774,076
International Speedway Corp., Class A	2,708	80,698
Life Time Fitness, Inc. (a)	3,844	143,420
Panera Bread Co., Class A (a)	2,882	366,014
Scientific Games Corp., Class A (a)	5,783	50,543
WMS Industries, Inc. (a)	5,277	186,542
Wendys	29,562	148,697

		2,446,984

Household Durables — 1.5%
American Greetings Corp., Class A	3,693	87,155
KB Home	6,640	82,601
MDC Holdings, Inc.	3,460	87,711
Mohawk Industries, Inc. (a)	5,155	315,228
NVR, Inc. (a)	540	408,240
Ryland Group, Inc.	3,992	63,473
Toll Brothers, Inc. (a)	13,293	262,803
Tupperware Corp.	5,752	343,452

		1,650,663

Household Products — 0.9%
Church & Dwight Co., Inc.	6,528	517,931
Energizer Holdings, Inc. (a)	6,468	460,263

		978,194

IT Services — 2.5%
Acxiom Corp. (a)	7,363	105,659
Alliance Data Systems Corp. (a)	4,682	402,137
Broadridge Financial Solutions LLC	11,476	260,390
Convergys Corp. (a)(c)	11,204	160,889
CoreLogic, Inc. (a)	9,540	176,490
DST Systems, Inc.	3,264	172,405
Gartner, Inc., Class A (a)	7,823	325,984
Global Payments, Inc.	7,305	357,361
Jack Henry & Associates, Inc.	7,890	267,392
Lender Processing Services, Inc.	8,138	261,962
Mantech International Corp., Class A (a)	2,074	87,938
NeuStar, Inc., Class A (a)	5,937	151,869

Common Stocks	Shares	Value

IT Services (concluded)
SRA International, Inc., Class A (a)	3,940	$111,738

		2,842,214

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	5,590	249,034

Insurance — 4.0%
American Financial Group, Inc.	7,019	245,805
Arthur J. Gallagher & Co.	9,945	302,428
Aspen Insurance Holdings Ltd.	6,467	178,231
Brown & Brown, Inc. (c)	10,705	276,189
Everest Re Group Ltd.	4,985	439,577
Fidelity National Title Group, Inc., Class A	20,488	289,495
First American Financial Corp.	9,588	158,202
HCC Insurance Holdings, Inc.	10,522	329,444
The Hanover Insurance Group, Inc.	4,145	187,561
Mercury General Corp.	3,265	127,760
Old Republic International Corp.	23,741	301,273
Protective Life Corp.	7,847	208,338
Reinsurance Group of America, Inc.	7,223	453,460
Stancorp Financial Group, Inc.	4,208	194,073
Transatlantic Holdings, Inc.	5,709	277,857
Unitrin, Inc.	4,533	139,979
W.R. Berkley Corp.	10,591	341,136

		4,450,808

Internet Software & Services — 1.1%
AOL, Inc. (a)	9,791	191,218
Digital River, Inc. (a)	3,576	133,850
Equinix, Inc. (a)	4,212	383,713
Rackspace Hosting, Inc. (a)	9,012	386,164
ValueClick, Inc. (a)	7,429	107,424

		1,202,369

Leisure Equipment & Products — 0.3%
Eastman Kodak Co. (a)	24,831	80,204
Polaris Industries, Inc.	3,123	271,764

		351,968

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	1,788	214,810
Charles River Laboratories International, Inc. (a)	5,173	198,540
Covance, Inc. (a)	5,532	302,711
Mettler-Toledo International, Inc. (a)	2,960	509,120
Pharmaceutical Product Development, Inc.	10,550	292,341
Techne Corp.	3,400	243,440

		1,760,962

Machinery — 5.8%
AGCO Corp. (a)	8,644	475,161
Bucyrus International, Inc.	7,457	681,943
Crane Co.	4,230	204,859
Donaldson Co., Inc.	7,042	431,604
Gardner Denver, Inc.	4,779	372,905
Graco, Inc.	5,505	250,422

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery (concluded)
Harsco Corp.	7,388	$260,723
IDEX Corp.	7,549	329,514
Kennametal, Inc.	7,523	293,397
Lincoln Electric Holdings, Inc.	3,857	292,823
Nordson Corp.	3,124	359,447
Oshkosh Corp. (a)	8,310	294,008
Pentair, Inc.	9,011	340,526
SPX Corp.	4,632	367,734
Terex Corp. (a)	9,990	370,030
Timken Co.	7,439	389,060
Trinity Industries, Inc.	7,305	267,874
Valmont Industries, Inc.	1,953	203,835
Westinghouse Air Brake Technologies Corp.	4,392	297,909

		6,483,774

Marine — 0.4%
Alexander & Baldwin, Inc.	3,784	172,740
Kirby Corp. (a)	4,915	281,580

		454,320

Media — 0.8%
DreamWorks Animation SKG, Inc., Class A (a)	6,579	183,751
Harte-Hanks, Inc.	3,573	42,519
John Wiley & Sons, Inc., Class A	4,283	217,748
Lamar Advertising Co., Class A (a)	5,260	194,304
Meredith Corp.	3,344	113,429
The New York Times Co., Class A (a)	10,915	103,365
Scholastic Corp.	2,157	58,325

		913,441

Metals & Mining — 1.3%
Carpenter Technology Corp.	4,032	172,207
Commercial Metals Co.	10,487	181,111
Compass Minerals International, Inc.	3,008	281,338
Reliance Steel & Aluminum Co.	6,836	394,984
Steel Dynamics, Inc.	19,955	374,555
Worthington Industries, Inc.	5,101	106,713

		1,510,908

Multi-Utilities — 1.8%
Alliant Energy Corp.	10,153	395,256
Black Hills Corp.	3,598	120,317
MDU Resources Group, Inc.	17,283	396,991
NSTAR	9,484	438,825
OGE Energy Corp.	8,940	452,006
Vectren Corp.	7,481	203,483

		2,006,878

Multiline Retail — 0.8%
99 Cents Only Stores (a)	4,312	84,515
Dollar Tree, Inc. (a)	11,464	636,481
Saks, Inc. (a)	14,741	166,721

		887,717

Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	5,108	200,438

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc.	14,875	$536,095
Bill Barrett Corp. (a)	4,295	171,413
Cimarex Energy Co.	7,829	902,214
Comstock Resources, Inc. (a)	4,372	135,270
Forest Oil Corp. (a)	10,403	393,545
Frontier Oil Corp.	9,685	283,964
Northern Oil And Gas, Inc. (a)	4,973	132,779
Overseas Shipholding Group, Inc.	2,476	79,579
Patriot Coal Corp. (a)	8,364	216,042
Plains Exploration & Production Co. (a)	12,827	464,722
Quicksilver Resources, Inc. (a)	11,096	158,784
SM Energy Co.	5,808	430,896
Southern Union Co.	11,415	326,697

		4,232,000

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	12,111	127,166

Personal Products — 0.3%
Alberto-Culver Co.	7,860	292,942

Pharmaceuticals — 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	10,739	409,800
Medicis Pharmaceutical Corp., Class A	5,403	173,112
Perrigo Co.	7,609	605,068

		1,187,980

Professional Services — 1.0%
Corporate Executive Board Co.	3,148	127,085
FTI Consulting, Inc. (a)	4,234	162,289
Korn/Ferry International (a)	4,255	94,759
Manpower Group	7,497	471,411
Towers Watson & Co.	4,165	230,991

		1,086,535

Real Estate Investment Trusts (REITs) — 7.7%
AMB Property Corp.	15,510	557,895
Alexandria Real Estate Equities, Inc.	5,075	395,698
BRE Properties	5,929	279,730
Camden Property Trust	6,390	363,080
Corporate Office Properties Trust	6,131	221,574
Cousins Properties, Inc.	9,566	79,876
Duke Realty Corp.	23,124	323,967
Equity One, Inc.	4,398	82,550
Essex Property Trust, Inc.	2,946	365,304
Federal Realty Investment Trust	5,635	459,591
Highwoods Properties, Inc.	5,767	201,903
Hospitality Properties Trust	11,305	261,711
Liberty Property Trust	10,491	345,154
The Macerich Co.	11,934	591,091
Mack-Cali Realty Corp.	7,952	269,573
Nationwide Health Properties, Inc.	11,579	492,455
Omega Healthcare Investors, Inc.	9,162	204,679
Potlatch Corp.	3,668	147,454
Rayonier, Inc.	7,423	462,527
Realty Income Corp.	11,510	402,274
Regency Centers Corp.	7,499	326,056
SL Green Realty Corp.	7,226	543,395

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs)
(concluded)
Senior Housing Properties Trust	12,991	$299,313
Taubman Centers, Inc.	5,109	273,740
UDR, Inc.	16,710	407,223
Weingarten Realty Investors	11,035	276,537

		8,634,350

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	3,925	391,479

Road & Rail — 1.2%
Con-way, Inc.	5,045	198,218
J.B. Hunt Transport Services, Inc.	8,000	363,360
Kansas City Southern (a)	9,400	511,830
Landstar System, Inc.	4,385	200,307
Werner Enterprises, Inc.	4,066	107,627

		1,381,342

Semiconductors & Semiconductor Equipment — 3.6%
Atmel Corp. (a)	41,829	570,129
Cree, Inc. (a)	10,014	462,246
Cypress Semiconductor Corp. (a)	15,902	308,181
Fairchild Semiconductor International, Inc. (a)	11,572	210,611
Integrated Device Technology, Inc. (a)	13,832	101,942
International Rectifier Corp. (a)	6,397	211,485
Intersil Corp., Class A	11,433	142,341
Lam Research Corp. (a)	11,311	640,881
RF Micro Devices, Inc. (a)	25,297	162,154
Semtech Corp. (a)	5,805	145,241
Silicon Laboratories, Inc. (a)	4,035	174,352
Skyworks Solutions, Inc. (a)	16,977	550,394
Varian Semiconductor Equipment Associates, Inc. (a)	6,878	334,752

		4,014,709

Software — 4.2%
ACI Worldwide, Inc. (a)	3,050	100,040
Advent Software, Inc. (a)	2,976	85,322
Ansys, Inc. (a)	8,403	455,359
Cadence Design Systems, Inc. (a)	24,590	239,752
Concur Technologies, Inc. (a)	4,275	237,049
Factset Research Systems, Inc.	4,244	444,474
Fair Isaac Corp.	3,672	116,072
Informatica Corp. (a)	8,687	453,722
Mentor Graphics Corp. (a)	10,049	147,017
Micros Systems, Inc. (a)	7,402	365,881
Parametric Technology Corp. (a)	10,818	243,297
Quest Software, Inc. (a)	5,804	147,363
Rovi Corp. (a)	10,340	554,741
Solera Holdings, Inc.	6,451	329,646
Synopsys, Inc. (a)	13,821	382,151
TIBCO Software, Inc. (a)	15,153	412,919

		4,714,805

Specialty Retail — 3.8%
ANN, Inc. (a)	4,978	144,910
Aaron Rents, Inc., Class A	6,607	167,553
Advance Auto Parts, Inc.	7,330	480,995
Aéropostale, Inc. (a)	8,058	195,971

Common Stocks	Shares	Value

Specialty Retail (concluded)
American Eagle Outfitters, Inc.	17,921	$284,765
Ascena Retail Group Inc. (a)	6,350	205,803
Barnes & Noble, Inc.	3,640	33,452
Chico’s FAS, Inc.	16,267	242,378
Collective Brands, Inc. (a)	5,717	123,373
Dick’s Sporting Goods, Inc. (a)	8,116	324,478
Foot Locker, Inc.	14,198	279,984
Guess?, Inc.	5,815	228,820
Office Depot, Inc. (a)	25,402	117,611
PetSmart, Inc.	10,768	440,950
Rent-A-Center, Inc.	5,818	203,106
Tractor Supply Co.	6,666	399,027
Williams-Sonoma, Inc.	9,625	389,812

		4,262,988

Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp. (a)	3,534	304,454
Fossil, Inc. (a)	4,631	433,693
Hanesbrands, Inc. (a)	8,826	238,655
Phillips-Van Heusen Corp.	6,138	399,154
Timberland Co., Class A (a)	3,518	145,258
Under Armour, Inc., Class A (a)	3,234	220,074
The Warnaco Group, Inc. (a)	4,003	228,932

		1,970,220

Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	7,580	108,925
First Niagara Financial Group, Inc.	19,176	260,410
New York Community Bancorp, Inc. (b)	40,008	690,538
NewAlliance Bancshares, Inc.	9,628	142,880
Washington Federal, Inc.	10,295	178,515

		1,381,268

Tobacco — 0.1%
Universal Corp.	2,151	93,655

Trading Companies & Distributors — 0.7%
GATX Corp.	4,251	164,344
MSC Industrial Direct Co., Class A	4,123	282,302
United Rentals, Inc. (a)	5,554	184,837
Watsco, Inc.	2,567	178,945

		810,428

Water Utilities — 0.3%
Aqua America, Inc.	12,635	289,215

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	7,834	264,006
Telephone & Data Systems, Inc., Special Shares	543	16,029

		280,035

Total Long-Term Investments (Cost – $68,669,919) – 98.3%		110,207,312

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (d)(e)	3,146,417	$3,146,417
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d) (e)	379,589	379,589

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (d)(e)(f)	$552	551,700

Total Short-Term Securities (Cost – $4,077,706) – 3.6%		4,077,706

Total Investments (Cost – $72,747,625*) – 101.9%		114,285,018
Liabilities in Excess of Other Assets – (1.9)%		(2,127,572)

Net Assets – 100.0%		$112,157,446

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$73,710,871

Gross unrealized appreciation	$41,132,882
Gross unrealized depreciation	(558,735)

Net unrealized appreciation	$40,574,147

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	1,435,699	1,710,718	3,146,417	$1,371
BlackRock Liquidity Funds, TempFund, Institutional Class	—	379,589	379,589	$18
BlackRock Liquidity Series, LLC Money Market Series	$1,457,388	$(905,688)	$551,700	$787

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

20	S&P MID 400 E-MINI	Chicago Mercantile	June 2011	$1,913,290	$60,710

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$110,207,312	—	—	$110,207,312
Short-Term Securities	3,526,006	$551,700	—	4,077,706

Total	$113,733,318	$551,700	—	$114,285,018

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$60,710	—	—	$60,710

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Quantitative Master Series LLC

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: May 25, 2011